                                                      Registration No.  2-49887
                                                            File No.  811-2454

                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]

Pre-Effective Amendment No. __                                           [   ]

Post-Effective Amendment No. 67                                            [X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANYACT OF 1940             [X]

Amendment No. 36                                                           [X]

                     OPPENHEIMER MONEY MARKET FUND, INC.
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              (Exact Name of Registrant as Specified in Charter)

            6803 South Tucson Way, Centennial, Colorado 80112-3924
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             (Address of Principal Executive Offices) (Zip Code)

                                (303) 768-3200
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             (Registrant's Telephone Number, including Area Code)

                             Robert G. Zack, Esq.
                            OppenheimerFunds, Inc.

Two World Financial Center, 225 Liberty Street-11th Floor, New York, New York
                                  10218-1008

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                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
     [   ] immediately upon filing pursuant to paragraph (b)
     [X]   on September 27, 2004 pursuant to paragraph (b)
     [   ] 60 days after filing pursuant to paragraph (a)(1)
     [   ] on _______________ pursuant to paragraph (a)(1)
     [   ] 75 days after filing pursuant to paragraph (a)(2)
     [   ] on _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]   This  post-effective  amendment  designates a new  effective  date for a previously filed post-effective amendment.

Oppenheimer
Money Market Fund, Inc.

Prospectus dated September  27, 2004

                                         Oppenheimer  Money Market Fund, Inc. is
                                         a  money  market   mutual   fund.   Its
                                         objective   is  to  seek  the   maximum
                                         current income that is consistent  with
                                         stability   of   principal.   The  Fund
                                         invests  in  short-term,   high-quality
                                         "money market" instruments.

                                               This     Prospectus      contains
                                         important  information about the Fund's
                                         objective,   its  investment  policies,
                                         strategies and risks.  It also contains
                                         important  information about how to buy
                                         and sell  shares  of the Fund and other
                                         account  features.   Please  read  this
                                         Prospectus  carefully before you invest
                                         and keep it for future  reference about
                                         your account.
As with all mutual funds, the
Securities and Exchange Commission has
not approved or disapproved the Fund's
securities nor has it determined that
this Prospectus is accurate or
complete. It is a criminal offense to
represent otherwise.

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CONTENTS

            ABOUT THE FUND

            The Fund's Investment Objective and Principal Strategies

            Main Risks of Investing in the Fund

            The Fund's Past Performance

            Fees and Expenses of the Fund

            About the Fund's Investments

            How the Fund is Managed

            ABOUT YOUR ACCOUNT

            How to Buy Shares

            Class A
            Class Y

            Special Investor Services
            AccountLink
            PhoneLink
            OppenheimerFunds Internet Website
            Retirement Plans

            How to Sell Shares
            By Wire
            By Checkwriting
            By Mail
            By Telephone

            How to Exchange Shares

            Shareholder Account Rules and Policies

            Dividends and Taxes

            Financial Highlights

7

ABOUT THE FUND

The Fund's Investment Objective and Principal Strategies

WHAT IS THE FUND'S INVESTMENT  OBJECTIVE?  The Fund's objective is to seek the maximum current income that is consistent with stability of principal.

WHAT DOES THE FUND INVEST IN? The Fund is a money market  fund.  It invests in a variety of  high-quality  money market  instruments  to seek  income.  Money market  instruments  are  short-term  debt  instruments  issued  by  the  U.S.
government,  domestic and foreign corporations and financial  institutions and other  entities.  They  include,  for example,  bank  obligations,  repurchase agreements,  commercial paper, other corporate debt obligations and government debt obligations.

      To be considered  "high-quality," generally they must be rated in one of the  two  highest  credit-quality  categories  for  short-term  securities  by
nationally-recognized   rating  services.  If  unrated,  a  security  must  be
determined by the Fund's  investment  manager to be of  comparable  quality to rated securities.

WHO IS THE FUND  DESIGNED  FOR? The Fund is designed for investors who want to earn income at current money market rates while  preserving the value of their investment,  because the Fund tries to keep its share  price  stable at $1.00.
Income on short-term  securities  tends to be lower than income on longer term debt  securities,  so the Fund's  yield will likely be lower than the yield on longer-term  fixed  income  funds.  The Fund also  offers  easy access to your money through checkwriting and wire redemption  privileges.  The Fund does not invest for the purpose of seeking  capital  appreciation or gains and is not a complete investment program.

Main Risks of Investing in the Fund

      All investments carry risks to some degree.  The Fund's  investments are subject to changes in their value from a number of factors,  described  below.
There is also the risk that the value of your investment  could be eroded over time by the  effects of  inflation  and that poor  security  selection  by the
Fund's  investment  Manager,  OppenheimerFunds,  Inc.,  will cause the Fund to underperform other funds having similar objectives.

      There are risks  that any of the Fund's  holdings  could have its credit rating downgraded,  or the issuer could default,  or that interest rates could rise  sharply,  causing  the value of the  Fund's  investments  (and its share price) to fall.  As a result,  there is a risk that the  Fund's  shares  could fall below $1.00 per share.

      An  investment  in the Fund is not insured or  guaranteed by the Federal
Deposit  Insurance  Corporation or any other government  agency.  Although the
Fund seeks to preserve the value of your  investment at $1.00 per share, it is possible  to  lose  money  by  investing  in  the  Fund.  If  there  is a high redemption  demand for the Fund's shares that was not  anticipated,  portfolio securities might have to be sold prior to their maturity at a loss.

The Fund's Past Performance

      The bar  chart  and  table  below  show  one  measure  of the  risks  of investing in the Fund, by showing changes in the Fund's  performance  (for its
Class A  shares)  from  year to year for the  last 10  calendar  years  and by showing the average  annual total returns for the 1-, 5- and 10- year periods.
Variability  of returns is one  measure of the risks of  investing  in a money market fund. The Fund's past investment  performance  does not predict how the
Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)

[See appendix to prospectus for annual total return data for bar chart.]

For the period from 1/1/04 through 6/30/04,  the cumulative return for Class A shares (not  annualized) was 0.20%.  During the period shown in the bar chart, the highest return (not  annualized) for a calendar quarter was 1.52% (3rd and
4th Qtr '00) and the lowest  return (not  annualized)  for a calendar  quarter was 0.10% (4th Qtr `03).

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Average  Annual  Total  Returns  for
the periods                             1 Year        5 Years       10 Years

ended December 31, 20031

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Class A Shares                          0.52%          3.22%          3.99%

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The returns measure the performance of a hypothetical  account and assume that all distributions have been reinvested in additional shares.
1. Class Y shares were not publicly offered during the period shown.
The total  returns are not the Fund's  current  yield.  The Fund's  yield more closely  reflects the Fund's  current  earnings.  To obtain the Fund's current
7-day  yield  information,   please  call  the  Transfer  Agent  toll-free  at
1.800.CALL OPP (225.5677).

Fees and Expenses of the Fund

      The following  tables are provided to help you  understand  the fees and expenses  you may pay if you buy and hold shares of the Fund.  The Fund pays a variety of expenses directly for management of its assets,  administration and other  services.  Those  expenses  are  subtracted  from the Fund's  assets to calculate the Fund's net asset values per share.  All  shareholders  therefore pay those  expenses  indirectly.  The  numbers  below are based on the  Fund's expenses  during its fiscal year ended July 31, 2004,  except that the numbers for Class Y shares,  which is a new class, are based on the Fund's anticipated expenses for Class Y shares during the upcoming year.

Shareholder  Fees.  The Fund does not charge any initial  sales  charge to buy shares or to  reinvest  dividends.  There are no exchange  fees or  redemption fees and no contingent  deferred sales charges  (unless you buy Fund shares by exchanging  Class A shares of other  Oppenheimer  funds  that  were  purchased subject to a contingent  deferred  sales charge,  as described in "How to Sell
Shares").

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

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                                                        Class A                                                    Class Y
                                                        -------                                                    -------
                                                         Shares                                                    Shares1
                                                         ------                                                    -------

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----------------------------------------------------------------------------------

Management Fees                                          0.42%                                                      0.42%

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Distribution (12b-1) Fees                       None                 None

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Other Expenses                                  0.31%               0.31%

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Total Annual Operating Expenses                 0.73%               0.73%

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Expenses may vary in future years.  "Other  Expenses"  include  transfer agent fees,  custodial fees, and accounting and legal expenses paid by the Fund. The
Transfer  Agent has  voluntarily  undertaken to the Fund to limit the transfer agent  fees to 0.35% of average  daily net  assets  per  fiscal  year for each class.  . That  undertaking  may be amended or withdrawn at any time.  For the
Fund's  fiscal  year  ended July 31,  2004,  the  transfer  agent fees did not exceed the expense limitation.
1. Class Y shares  were not  offered  for sale  during the Fund's  last fiscal year.  The  expenses  are based on the  expected  expenses for Class Y for the current fiscal year.

EXAMPLE.  The  following  example is  intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

      The example  assumes  that you invest  $10,000 in shares of the Fund for the time  periods  indicated  and then redeem all of your shares at the end of those periods.  The example also assumes that your  investment has a 5% return each year and that the Fund's operating  expenses remain the same. Your actual costs may be higher or lower,  because  expenses will vary over time. Based on these  assumptions  your  expenses  would be as  follows,  whether  or not you redeem your investment at the end of each period:

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                           1 Year             3 Years            5 Years                                          10 Years

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      Class A               $75                $233                $406                                             $906

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--------------------------------------------------------------------------------------

    Class Y          $75             $233              $406               $906

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About the Fund's Investments

THE  FUND'S  PRINCIPAL  INVESTMENT  POLICIES  AND RISKS.  The Fund  invests in short-term money market securities  meeting quality  standards  established by its Board of  Directors  as well as rules  that  apply to money  market  funds under  the  Investment  Company  Act of  1940.  The  Statement  of  Additional
Information  contains more detailed  information  about the Fund's  investment policies and risks.

      The Manager  tries to reduce risks by  diversifying  investments  and by carefully researching  investments before they are purchased.  The rate of the
Fund's  income  will vary from day to day,  generally  reflecting  changes  in overall  short-term  interest rates.  There is no assurance that the Fund will achieve its investment objective.

What Does the Fund  Invest In?  Money  market  instruments  are  high-quality, short-term debt instruments.  They may have fixed,  variable or floating interest  rates.  All of the Fund's money market  investments  must meet the special quality and maturity  requirements  set under the Investment
      Company  Act  and  the  special  standards  set  by  the  Fund's  Board, described  briefly  below.  The following is a brief  description of the types of money market securities the Fund may invest in.
   o  U.S.  Government   Securities.   These  include  obligations  issued  or
      guaranteed   by  the  U.S.   Government   or  any  of  its  agencies  or
      instrumentalities.  Some are direct  obligations  of the U.S.  Treasury, such as Treasury bills,  notes and bonds,  and are supported by the full
      faith  and  credit  of  the  United   States.   Other  U.S.   government
      securities,  such as pass-through  certificates issued by the Government
      National  Mortgage  Association  (Ginnie Mae), are also supported by the
      full  faith  and  credit  of  the  U.S.   government.   Some  government
      securities  agencies or  instrumentalities  of the U.S.  government  are supported  by the right of the issuer to borrow from the U.S.  Treasury, such as  securities of Federal  National  Mortgage  Association  (Fannie
      Mae).   Others   may  be   supported   only   by  the   credit   of  the
      instrumentality,  such as  obligations  of  Federal  Home Loan  Mortgage
      Corporation (Freddie Mac).
   o  Bank  Obligations.  The  Fund  can buy time  deposits,  certificates  of deposit and bankers' acceptances.  These obligations must be denominated in U.S. dollars, even if issued by a foreign bank.
   o  Commercial   Paper.   Commercial   paper  is  a  short-term,   unsecured
      promissory  note of a  domestic  or foreign  company or other  financial firm.  The Fund may buy  commercial  paper  only if it  matures  in nine months or less from the date of purchase.
   o  Corporate  Debt  Obligations.  The Fund can  invest in other  short-term corporate debt obligations,  besides  commercial paper, that at the time of purchase by the Fund meets the Fund's  quality  standards,  described below.
   o  Other  Money  Market  Obligations.  The Fund may invest in money  market obligations  other  than  those  listed  above  if they are  subject  to repurchase  agreements or guaranteed as to their  principal and interest by a corporation  whose commercial paper may be purchased by the Fund or by a  domestic  bank.  The bank must  meet  credit  criteria  set by the
      Fund's Board of Directors.

      Additionally,  the Fund may buy other money market  instruments that its
Board  of  Directors   approves   from  time  to  time.   They  must  be  U.S.
dollar-denominated  short-term  investments  that the Board must  determine to have minimal credit risks.

      Currently,  the Board has approved  the  purchase of  dollar-denominated obligations  of  foreign  banks  (payable  in the U.S.  or in  other  approved locations),  floating or variable rate demand notes,  asset-backed securities, and bank loan  participation  agreements.  Their  purchase  may be  subject to restrictions  adopted by the Board from time to time. That limitation does not apply to securities issued by foreign branches of U.S. banks.

WHAT CREDIT QUALITY AND MATURITY  STANDARDS  APPLY TO THE FUND'S  INVESTMENTS?
Money market  instruments are subject to credit risk, the risk that the issuer might not make timely  payments of interest on the security or repay principal when it is due. The Fund may buy only those  investments  that meet  standards set by the Board of  Directors  and in the  Investment  Company  Act for money market  funds.  The Fund's  Board has adopted  evaluation  procedures  for the
Fund's  portfolio,  and the Manager has the  responsibility to implement those procedures when selecting investments for the Fund.

      In  general,  the  Fund  buys  only  high-quality  investments  that the
Manager  believes  present  minimal  credit  risk  at the  time  of  purchase.
"High-quality" investments are:
   o  rated in one of the two  highest  short-term  rating  categories  of two national rating organizations, or
   o  rated  by one  rating  organization  in one of its  two  highest  rating categories (if only one rating  organization  has rated the investment),
      or
   o  unrated  investments,  subject to review by the Fund's  Board,  that the
      Manager  determines  are comparable in quality to the two highest rating categories.

      The  procedures  also limit the amount of the Fund's  assets that can be invested in the securities of any one issuer (other than the U.S.  government, its agencies and  instrumentalities),  to spread the Fund's  investment risks.
Generally a security's  maturity must not exceed 397 days.  Finally,  the Fund must  maintain  an average  portfolio  maturity  of not more than 90 days,  to reduce interest rate risks.

CAN THE  FUND'S  INVESTMENT  OBJECTIVE  AND  POLICIES  CHANGE.  The  Board  of
Directors of the Fund may change non-fundamental  policies without shareholder approval,  although  significant  changes will be described in  amendments  to this Prospectus.  Fundamental  policies cannot be changed without the approval of a majority of the Fund's  outstanding  voting shares. The Fund's investment objective is a  fundamental  policy.  Some  investment  restrictions  that are fundamental  policies are listed in the Statement of  Additional  Information.
An  investment  policy  is  not  fundamental  unless  this  Prospectus  or the
Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES.  To seek its objective, the Fund can also use the investment  techniques  and  strategies  described  below.  The Fund might not always use all of them. These techniques involve risks,  although some of them are designed to help reduce overall  investment or market risks. The Statement of  Additional  Information  contains  more  information  about  some of these practices.

Floating  Rate/Variable  Rate Notes. The Fund can purchase notes with floating or variable  interest  rates.  Variable  rates are  adjustable at stated
      periodic intervals.  Floating rates are adjusted automatically according to a  specified  market rate or  benchmark,  such as the prime rate of a bank.  If the  maturity  of a note is greater  than 397 days,  it may be purchased only if it has a demand feature.  That feature must permit the
      Fund to  recover  the  principal  amount  of the note on not  more  than thirty days' notice at any time,  or at  specified  times not  exceeding
      397 days from purchase.
Obligations of Foreign Banks and Foreign  Branches of U.S. Banks. The Fund can
      invest in U.S.  dollar-denominated  securities of foreign banks that are payable in the U.S. or in other locations  approved by the Fund's Board.
      It can also buy  dollar-denominated  securities  of foreign  branches of
      U.S.  banks.  These  securities  have  investment  risks  different from obligations of domestic  branches of U.S.  banks.  Risks that may affect the bank's ability to pay its debt include:
   o  political and economic  developments in the country in which the bank or branch is located,
   o  imposition  of  withholding  taxes on  interest  income  payable  on the securities,

   o  seizure or nationalization of foreign deposits,
   o  the establishment of exchange control regulations, and
   o  the adoption of other  governmental  restrictions  that might affect the payment of principal and interest on those securities.

      Additionally,   not  all  of  the  U.S.  and  state   banking  laws  and
      regulations  that  apply to  domestic  banks  and that are  designed  to protect  depositors and investors apply to foreign  branches of domestic banks. None of those U.S. and state regulations apply to foreign banks.

Bank  Loan  Participation  Agreements.  The  Fund  can  invest  in  bank  loan participation  agreements.  They provide the Fund an undivided  interest in a loan  made  by  the  issuing  bank  in the  proportion  the  Fund's interest bears to the total principal  amount of the loan. In evaluating the risk of these  investments,  the Fund looks to the  creditworthiness of the borrower or guarantor  that is  obligated to make  principal  and interest payments on the loan. Because the participation  agreements are not  rated the Fund will make the  determination  that the  borrower  or
      guarantor  has  received  a  short-term   rating  on  a  class  of  debt
      obligations  (or  any  debt  obligation   within  that  class)  that  is
      comparable  in priority  and  security  with the  underlying  loan.  The
      Fund's  investments  in  bank  loan  participation  agreements  will  be subject to the Fund's limits on investments and illiquid securities.

Asset-Backed  Securities.  The Fund can  invest in  asset-backed  investments.
      These are  fractional  interests  in pools of  consumer  loans and other trade  receivables,  which are the  obligations of a number of different parties.  The  income  from the  underlying  pool is passed  through  to investors, such as the Fund.

      These investments might be supported by a credit enhancement,  such as a letter of credit,  a  guarantee  or a  preference  right.  However,  the
      credit  enhancement   generally  applies  only  to  a  fraction  of  the
      security's  value.  If the  issuer  of  the  security  has  no  security interest  in the  related  collateral,  there is the risk  that the Fund could lose money if the issuer defaults.

Repurchase  Agreements.  The Fund may enter into repurchase  agreements.  In a repurchase  transaction,  the Fund buys a  security  and  simultaneously sells  it to the  vendor  for  delivery  at a  future  date.  Repurchase agreements must be fully  collateralized.  However,  if the vendor fails to pay the resale price on the delivery  date,  the Fund may incur costs in disposing of the  collateral  and may  experience  losses if there is any  delay in its  ability  to do so.  The Fund  will not  enter  into a repurchase  agreement that will cause more than 10% of its net assets to be subject to repurchase  agreements maturing in more than 7 days. There is no limit on the amount of the  Fund's net assets  that may be subject to repurchase agreements of 7 days or less.
Illiquid and Restricted  Securities.  Investments may be illiquid because they do not have an active trading market,  making it difficult to value them
      or  dispose  of  them  promptly  at  an  acceptable  price.   Restricted
      securities may have terms that limit their resale to other  investors or may require registration under applicable  securities before they can be sold publicly.  The Fund will not invest more than 10% of its net assets in  illiquid  or  restricted  securities.  That  limit does not apply to certain restricted  securities that are eligible for resale to qualified institutional  purchasers.  The  Manager  monitors  holdings of illiquid securities  on an  ongoing  basis  to  determine  whether  to  sell  any holdings  to  maintain  adequate  liquidity.  Difficulty  in  selling  a security may result in a loss to the Fund or additional costs.

How the Fund is Managed

THE  MANAGER.  The  Manager  chooses  the Fund's  investments  and handles its day-to-day  business.  The  Manager  carries  out its  duties,  subject to the policies  established  by the Fund's Board of  Directors,  under an investment advisory agreement which states the Manager's responsibilities.  The agreement sets the fees the Fund pays to the Manager and  describes  the  expenses  that the Fund is responsible to pay to conduct its business.

      The Manager has operated as an  investment  advisor  since January 1960.
The  Manager  and its  subsidiaries  and  affiliates  managed  more  than $155 billion in assets as of June 30, 2004,  including other Oppenheimer funds with more than 7 million shareholder accounts.  The Manager is located at Two World
Financial Center, 225 Liberty Street, 11th Floor, New York, NY 10281-1008.

Portfolio  Managers.  Carol E.  Wolf  and  Barry D.  Weiss  are the  portfolio managers  and are Vice  Presidents  of the  Fund.  They are the  persons principally  responsible  for the  day-to-day  management  of the Fund's portfolio.  Ms. Wolf has had this responsibility since November 1988 and
      Mr. Weiss,  since July 2001.  Ms. Wolf is a Senior Vice President of the
      Manager and Mr.  Weiss is a Vice  President,  and each is an officer and portfolio  manager of other  Oppenheimer  funds.  Prior to  joining  the
      Manager as Senior  Credit  Analyst in February,  2000,  Mr. Weiss was an
      Associate Director, Fitch IBCA Inc. (April 1998 - February 2000).
Advisory Fees.  Under the  Investment  Advisory  Agreement,  the Fund pays the
      Manager an advisory  fee at an annual rate that  declines on  additional assets as the Fund grows:  0.45% of the first $500  million of aggregate net assets,  0.425% of the next $500 million of net assets, 0.40% of the next $500 million of net assets,  0.375% of the next $1.5 billion of net assets,  and  0.35% of  average  annual  net  assets  in  excess of $3.0 billion.  The Fund's  management  fee for the fiscal year ended July 31,
      2004 was 0.42% of the Fund's average annual net assets for each class.

PENDING LITIGATION. Three law suits have been filed as putative derivative and class actions against the Fund's investment Manager, Distributor and
Transfer Agent, some of the Oppenheimer funds and directors or trustees of some of those funds. The complaints allege that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of Oppenheimer funds, and failed to properly disclose the use of fund assets to make those payments in violation of the Investment Company
Act and the Investment Advisers Act of 1940. The complaints further allege that by permitting and/or participating in those actions, the defendant directors breached their fiduciary duties to fund shareholders under the
Investment Company Act and at common law. Those law suits were filed on
August 31, 2004, September 3, 2004 and September 14, 2004, respectively, in the U. S. District Court for the Southern District of New York. The
complaints seek unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Manager and the Distributor believe the claims asserted in these law suits to be without merit, and intend to defend the suits vigorously. The
Manager and the Distributor do not believe that the pending actions are likely to have a material adverse effect on the Fund or on their ability to perform their respective investment advisory or distribution agreements with the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

You can buy shares several ways, as described below.  The Fund's  Distributor,
OppenheimerFunds  Distributor,  Inc., may appoint  servicing  agents to accept purchase (and redemption)  orders.  The  Distributor,  in its sole discretion, may reject any purchase order for the Fund's shares.

      The Fund  intends to be as fully  invested as  possible to maximize  its yield.  Therefore,  newly-purchased  shares  normally  will  begin  to  accrue dividends after the Distributor  accepts your purchase order,  starting on the business day after the Fund receives Federal Funds from your purchase payment.

Buying  Shares  Through  Your Dealer.  You can buy shares  through any dealer, broker or  financial  institution  that has a sales  agreement  with the
      Distributor.  Your dealer will place your order with the  Distributor on your behalf. A broker/dealer may charge for that service.
o     Guaranteed   Payment   Procedures.    Some   broker/dealers   may   have
      arrangements  with the  Distributor  to  enable  them to place  purchase orders for shares on a regular  business day and to  guarantee  that the
      Fund's  custodian bank will receive  Federal Funds to pay for the shares by 2:00 P.M. on the next regular  business day. The shares will start to accrue  dividends  starting on the day the Federal Funds are received by
      2:00 P.M.

Buying  Shares  Through  the  Distributor.  Complete an  OppenheimerFunds  New
      Account   Application   and   return   it  with  a  check   payable   to
      "OppenheimerFunds  Distributor,  Inc." Mail it to P.O. Box 5270, Denver,
      Colorado  80217.  Your check  should be in U.S.  dollars  and drawn on a
      U.S.  bank so that  dividends  will begin to accrue on the next  regular business day after the  Distributor  accepts your purchase order. If you don't  list a dealer on the  application,  the  Distributor  will act as your agent in buying the shares.  However, we recommend that you discuss your investment  with a financial  advisor before you make a purchase to be sure that the Fund is appropriate for you.
o     ?Paying by Federal Funds Wire.  Shares purchased through the Distributor may be paid  for by  Federal  Funds  wire.  The  minimum  investment  is
      $2,500.  Before sending a wire, call the  Distributor's  Wire Department at  1.800.225.5677  to notify the Distributor of the wire and to receive further instructions.
o     Buying Shares Through  OppenheimerFunds  AccountLink.  With AccountLink,
      you  pay for  shares  by  electronic  funds  transfers  from  your  bank account.  Shares are  purchased  for your account by a transfer of money from your bank  account  through  the  Automated  Clearing  House  (ACH)
      system.  You can  provide  those  instructions  automatically,  under an
      Asset Builder Plan, described below, or by telephone  instructions using
      OppenheimerFunds  PhoneLink,  also  described  below.  Please  refer  to
      "AccountLink,"  below  for more  details.  Dividends  begin to accrue on shares  purchased  this way on the business day after the Fund  receives the ACH payment from your bank.
o     ?Buying Shares Through Asset Builder Plans.  You may purchase  shares of the Fund (and up to four other  Oppenheimer  funds)  automatically  each month from your account at a bank or other financial  institution  under an  Asset  Builder  Plan  with  AccountLink.  Details  are in the  Asset
      Builder Application and the Statement of Additional Information.

WHAT IS THE MINIMUM  AMOUNT YOU MUST INVEST?  In most cases,  you can buy Fund shares  with a  minimum  initial  investment  of  $1,000  and make  additional investments  at any time  with as little as $50.  There are  reduced  minimums available under the following special investment plans:
o     If you establish one of the many types of retirement  plan accounts that
      OppenheimerFunds  offers,  more fully described under "Special  Investor
      Services," you can start your account with as little as $500.
o     By using an Asset  Builder Plan or Automatic  Exchange Plan (details are in the Statement of  Additional  Information),  or government  allotment plan,  you can make  subsequent  investments  (after  making the initial investment  of $500)  for as  little  as $50.  For any  type of  account established  under one of these plans  prior to  November  1, 2002,  the minimum additional investment will remain at $25.
o     The  minimum  investment  requirement  does  not  apply  to  reinvesting dividends  from  the  Fund or  other  Oppenheimer  funds (a list of them appears in the Statement of Additional Information,  or you can ask your dealer or call the Transfer Agent),  or reinvesting  distributions  from
      unit   investment   trusts   that  have  made   arrangements   with  the
      Distributor.

AT WHAT PRICE ARE SHARES SOLD?  Shares are sold at their  offering price which is the net  asset  value per share  without  any  initial  sales  charge  that applies.  The net asset value per share will normally  maintain fixed at $1.00 per share.  However,  there is no guarantee  the Fund will remain a stable net asset value of $1.00 per share.  The offering price that applies to a purchase order is based on the next  calculation  of the net asset value per share that is made after the  Distributor  receives the purchase  order at its offices in
Colorado, or after any agent appointed by the Distributor receives the order.
Net Asset  Value.  The Fund  calculates  the net asset  value of each class of shares of the Fund as of the close of The New York Stock  Exchange  (the
      "Exchange")  on each day the  Exchange is open for trading  (referred to in this Prospectus as a "regular  business day"). The Exchange  normally closes at 4:00 P.M.,  Eastern time,  but may close earlier on some days.
      All references to time in this Prospectus mean "Eastern time."

      The net asset value per share is  determined  by  dividing  the value of the Fund's net  assets  attributable  to a class by the number of shares that are  outstanding.  Under a policy  adopted by the  Fund's  Board of
      Directors,  the Fund  uses  the  amortized  cost  method  to  value  its securities.

      If, after the close of the principal  market on which a security held by the Fund is  traded,  and  before  the time the  Fund's  securities  are priced that day, an event occurs that the Manager  deems likely to cause a material  change in the value of such  security,  the Fund's  Board of
      Directors has authorized the Manager,  subject to the Board's review, to ascertain a fair value for such  security.  A security's  valuation  may differ depending on the method used for determining value.
The Offering  Price.  To receive the offering  price for a particular  day, in most cases the  Distributor  or its  designated  agent must receive your order  by the  time the  Exchange  closes  that  day.  If your  order is received  on a day when the  Exchange  is closed or after it has closed, the order will receive the next offering price that is determined  after your order is received.
Buying Through a Dealer. If you buy shares through a dealer,  your dealer must receive the order by the close of the  Exchange  and  transmit it to the
      Distributor  so that it is received  before the  Distributor's  close of business on a regular  business day (normally 5:00 P.M.) to receive that
      day's  offering   price,   unless  your  dealer  has  made   alternative
      arrangements  with the  Distributor.  Otherwise,  the order will receive the next offering price that is determined.

WHAT  CLASSES OF SHARES DOES THE FUND OFFER.  The Fund  offers  investors  two different  classes of shares.  One class of shares is considered to be Class A shares for the purposes of  exchanging  them or  reinvesting  dividends  among other Oppenheimer funds that offer more than one class of shares.  The Class Y shares are offered only to certain  institutional  investors that have special arrangements with the distributor.

Other  Special  Sales  Charge  Arrangements  and  Waivers.  The  Funds and the
Distributor offer other  opportunities to purchase shares without front-end or contingent  deferred  sales charges under the programs  described  below.  The
Fund  reserves the right to amend or  discontinue  these  programs at any time without prior notice.
o     Dividend  Reinvestment.  Dividends  and/or  capital gains  distributions received by a  shareholder  from the Fund may be reinvested in shares of the  Fund or any of the  other  Oppenheimer  funds  without  sales charge,  at the net asset  value  per share in effect on the  payable date.  You must  notify the  Transfer  Agent in writing to elect this option and must have an  existing  account in the fund  selected  for reinvestment.

WHO CAN BUY CLASS Y  SHARES?  Class Y shares  are sold at net asset  value per share without sales charge  directly to certain  institutional  investors that have  special  agreements  with the  Distributor  for this  purpose.  They may
include  insurance  companies,   registered  investment  companies,   employee
benefit  plans and  Section  529 plans,  among  others.  Individual  investors cannot buy Class Y shares directly.

      An  institutional  investor that buys Class Y shares for its  customers'
accounts may impose  charges on those  accounts.  The  procedures  for buying, selling,  exchanging  and  transferring  the Fund's Class A shares (other than the time those orders must be received by the  Distributor  or Transfer  Agent at their  Colorado  office)  and the special  account  features  available  to investors  buying Class A shares do not apply to Class Y shares.  Instructions for buying,  exchanging  or  transferring  Class Y shares must be submitted by the institutional  investor, not by its customers for whose benefit the shares are held.

Special Investor Services

ACCOUNTLINK.  You can use our  AccountLink  feature to link your Fund  account with an account at a U.S. bank or other financial  institution.  It must be an
Automated Clearing House (ACH) member. AccountLink lets you:
o     transmit funds  electronically to purchase shares by telephone  (through a service  representative or by PhoneLink) or automatically  under Asset
      Builder Plans, or
   o  have the Transfer Agent send redemption  proceeds or transmit  dividends and  distributions  directly  to your  bank  account.  Please  call  the
      Transfer Agent for more information.

      You may purchase  shares by  telephone  only after your account has been established.  To purchase shares in amounts up to $250,000 through a telephone representative,  call the Distributor at 1.800.225.5677.  The purchase payment will be debited from your bank account.

      AccountLink  privileges  should be requested on your Application or your dealer's  settlement  instructions  if you buy your  shares  through a dealer.
After your account is established,  you can request AccountLink  privileges by sending  signature-guaranteed  instructions  and proper  documentation  to the
Transfer Agent.  AccountLink  privileges will apply to each shareholder listed in the  registration  on your  account  as well as to your  dealer  of  record unless and until the Transfer Agent receives written instructions  terminating or  changing  those  privileges.  After  you  establish  AccountLink  for your
account,   any   change  of  bank   account   information   must  be  made  by
signature-guaranteed   instructions  to  the  Transfer  Agent  signed  by  all
shareholders who own the account.

PHONELINK.  PhoneLink is the OppenheimerFunds  automated telephone system that
enables   shareholders   to   perform   a  number  of   account   transactions
automatically   using  a   touch-tone   phone.   PhoneLink   may  be  used  on
already-established  Fund accounts after you obtain a Personal  Identification
Number (PIN), by calling the special PhoneLink number, 1.800.225.5677.

Purchasing  Shares.  You may  purchase  shares in  amounts up to  $100,000  by phone, by calling 1.800.225.5677.  You must have established AccountLink privileges  to link  your  bank  account  with the Fund to pay for these purchases.
Exchanging Shares. With the  OppenheimerFunds  Exchange  Privilege,  described below,  you can exchange  shares  automatically  by phone from your Fund
      account   to  another   OppenheimerFunds   account   you  have   already
      established by calling the special PhoneLink number.
Selling Shares.  You can redeem shares by telephone  automatically  by calling the  PhoneLink  number and the Fund will send the  proceeds  directly to your  AccountLink  bank  account.  Please refer to "How to Sell Shares,"
      below for details.

CAN YOU SUBMIT TRANSACTION  REQUESTS BY FAX. You may send requests for certain types of  account  transactions  to the  Transfer  Agent by fax  (telecopier).
Please call  1.800.225.5677  for information  about which  transactions may be handled  this way.  Transaction  requests  submitted by fax are subject to the same rules and  restrictions  as written and telephone  requests  described in this Prospectus.

OPPENHEIMERFUNDS  INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds  Internet website, at
www.oppenheimerfunds.com.  Additionally,  shareholders  listed in the  account
registration   (and  the  dealer  of  record)  may  request   certain  account
transactions  through a special  section of that website.  To perform  account transactions  or obtain account  information  online,  you must first obtain a user I.D. and password on that  website.  If you do not want to have  Internet account  transaction  capability  for your  account,  please call the Transfer
Agent at  1.800.225.5677.  At times,  the website may be  inaccessible  or its transaction features may be unavailable.

AUTOMATIC  WITHDRAWAL  AND  EXCHANGE  PLANS.  The Fund has several  plans that
enable  you  to  sell  shares   automatically  or  exchange  them  to  another
OppenheimerFunds  account on a regular  basis.  Please call the Transfer Agent or consult the Statement of Additional Information for details.

REINVESTMENT  PRIVILEGE.  If you redeem  some or all of your Fund  shares that were purchased by reinvesting  dividends from the Fund or another  Oppenheimer funds account (except  Oppenheimer Cash Reserves) or by exchanging shares from another  Oppenheimer funds account on which you paid a sales charge,  you have up to six months to reinvest all or part of the  redemption  proceeds in Class
A shares  of other  Oppenheimer  funds  without  paying a sales  charge.  This privilege  does  not  apply  to  class Y  shares.  You must be sure to ask the
Distributor for this privilege when you send your payment.

RETIREMENT  PLANS.  You may buy  shares of the Fund for your  retirement  plan account.  If you  participate in a plan  sponsored by your employer,  the plan trustee  or  administrator  must buy the  shares  for your plan  account.  The
Distributor   also  offers  a  number  of  different   retirement  plans  that
individuals and employers can use:
Individual  Retirement Accounts (IRAs.) These include regular IRAs, Roth IRAs,
      Simple IRAs and rollover IRAs.
SEP-IRAs.  These are Simplified Employee Pensions Plan IRAs for small business owners or self-employed individuals.
403(b)(7)  Custodial  Plans.  These are  tax-deferred  plans for  employees of eligible  tax-exempt  organizations,  such  as  schools,  hospitals  and charitable organizations.
401(k) Plans. These are special retirement plans for businesses.
Pension and Profit-Sharing  Plans. These plans are designed for businesses and self-employed individuals.

      Please  call  the  Distributor  for  OppenheimerFunds   retirement  plan
documents, which include applications and important plan information.

How to Sell Shares

      You  can  sell  (redeem)  some  or all of  your  shares  on any  regular business day. Your shares will be sold at the next net asset value  calculated after your order is received  in proper form (which  means that it must comply with the procedures  described  below) and is accepted by the Transfer  Agent.
The Fund lets you sell your shares by writing a letter,  by wire, by using the
Fund's checkwriting privilege, or by telephone.  You can also set up Automatic
Withdrawal  Plans to redeem shares on a regular  basis.  If you have questions about any of these  procedures,  and especially if you are redeeming shares in a  special  situation,  such  as due to the  death  of  the  owner  or  from a
retirement   plan  account,   please  call  the  Transfer   Agent  first,   at
1.800.225.5677, for assistance.

Certain  Requests Require a Signature  Guarantee.  To protect you and the Fund from fraud,  the  following  redemption  requests must be in writing and must  include  a  signature  guarantee  (although  there  may  be  other situations that also require a signature guarantee):

   o  You wish to redeem more than $100,000 and receive a check.
   o  The redemption  check is not payable to all  shareholders  listed on the account statement.
   o  The  redemption  check  is not sent to the  address  of  record  on your account statement.
   o  Shares are being  transferred  to a Fund account with a different  owner or name.

   o  Shares are being  redeemed by someone  (such as an Executor)  other than the owners.

Where Can You Have Your Signature  Guaranteed.  The Transfer Agent will accept a guarantee of your  signature  by a number of  financial  institutions, including:
   o  a U.S. bank, trust company, credit union or savings association, or
   o  a foreign bank that has a U.S. correspondent bank,
   o  a U.S. registered dealer or broker in securities,  municipal  securities or government securities, or
   o  a  U.S.   national   securities   exchange,   a  registered   securities
      association or a clearing agency.

      If you are  signing  on behalf of a  corporation,  partnership  or other business or as a fiduciary, you must also include your title in the signature.
Retirement  Plan Accounts.  There are special  procedures to sell shares in an
      OppenheimerFunds  retirement plan account. Call the Transfer Agent for a distribution  request form. Special income tax withholding  requirements apply  to  distributions  from  retirement  plans.  You  must  submit  a withholding form with your redemption  request to avoid delay in getting your money and if you do not want tax withheld.  If your employer  holds your  retirement  plan account for you in the name of the plan, you must ask the plan  trustee or  administrator  to request the sale of the Fund shares in your plan account.
Sending Redemption  Proceeds by Wire. While the Fund normally sends your money by check,  you can  arrange to have the  proceeds of the shares you sell sent by Federal Funds wire to a bank account you  designate.  It must be a commercial  bank that is a member of the Federal  Reserve wire system.
      The minimum  redemption you can have sent by wire is $2,500.  There is a
      $10 fee for  each  request.  To find out how to set up this  feature  on your  account  or  to  arrange  a  wire,  call  the  Transfer  Agent  at
      1.800.225.5677.

CHECKWRITING.  To  write  checks  against  your  Fund  account,  request  that privilege  on your  account  application,  or contact the  Transfer  Agent for signature  cards.  They must be signed  (with a  signature  guarantee)  by all owners of the account and  returned to the  Transfer  Agent so that checks can be sent to you to use.  Shareholders  with joint accounts can elect in writing to have checks paid over the signature of one owner. If you previously  signed a  signature  card to  establish  checkwriting  in another  Oppenheimer  fund, simply  call  1.800.225.5677  to request  checkwriting  for an account in this
Fund with the same registration as the other account.
   o  Checks can be written to the order of  whomever  you wish but may not be cashed  at the  bank  the  checks  are  payable  through  or the  Fund's custodian bank.
   o  Checkwriting  privileges  are not available for accounts  holding shares that are subject to a contingent deferred sales charge.
o     Checks  must be written  for at least  $500.  Checks  written  below the stated  amount on the check will not be accepted.  However,  if you have existing  checks  indicating a $100 minimum,  you may still use them for amounts of $100 or more.
o     Checks  cannot be paid if they are  written  for more than your  account value.  Remember,  your account value fluctuates in value and you should not write a check close to the total account value.
   o  You may not write a check that would  require the Fund to redeem  shares that were  purchased by check or Asset Builder Plan payments  within the prior 10 days.
   o  Don't use your checks if you changed  your Fund  account  number,  until you receive new checks.

HOW DO YOU SELL SHARES BY MAIL. Write a letter of instruction that includes:
   o  Your name
   o  The Fund's name
   o  Your Fund account number (from your account statement)
   o  The dollar amount or number of shares to be redeemed
   o  Any special payment instructions
   o  Any share certificates for the shares you are selling
   o  The  signatures  of all  registered  owners  exactly  as the  account is registered, and
   o  Any special  documents  requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for requests by mail: Send  courier or express  mail requests to:
OppenheimerFunds Services                       OppenheimerFunds Services
P.O. Box 5270                                   10200   E.   Girard    Avenue,
Building D
Denver, Colorado 80217                    Denver, Colorado 80231

HOW DO YOU SELL  SHARES BY  TELEPHONE.  You and your dealer of record may also sell your shares by telephone.  To receive the redemption  price calculated on a particular  regular business day, your call must be received by the Transfer
Agent by the close of the Exchange that day,  which is normally 4:00 P.M., but may  be  earlier  on  some  days.  You  may  not  redeem  shares  held  in  an
OppenheimerFunds  retirement  plan  account  or under a share  certificate  by telephone.
   o  To redeem shares through a service  representative  or  automatically on
      PhoneLink, call 1.800.225.5677.

      Whichever  method you use,  you may have a check sent to the  address on the account  statement,  or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?

Telephone  Redemptions  Paid by  Check.  Up to  $100,000  may be  redeemed  by telephone  in any  seven-day  period.  The check  must be payable to all owners of record of the  shares  and must be sent to the  address on the account  statement.  This  service  is not  available  within 30 days of changing the address on an account.
Telephone  Redemptions  Through  AccountLink  or by Wire.  There are no dollar
      limits  on  telephone   redemption  proceeds  sent  to  a  bank  account
      designated when you establish AccountLink.  Normally the ACH transfer to your bank is initiated on the business day after the redemption.  You do not receive  dividends on the proceeds of the shares you redeemed  while they are waiting to be transferred.

      If you have  requested  Federal Funds wire  privileges for your account, the wire of the redemption  proceeds will normally be transmitted on the next bank  business  day  after  the  shares  are  redeemed.  There is a possibility  that the wire may be delayed up to seven days to enable the
      Fund to sell  securities to pay the  redemption  proceeds.  No dividends are accrued or paid on the  proceeds  of shares that have been  redeemed and are awaiting transmittal by wire.

CAN  YOU  SELL  SHARES  THROUGH  YOUR  DEALER?   The   Distributor   has  made
arrangements  to repurchase  Fund shares from dealers and brokers on behalf of their  customers.  Brokers or dealers  may  charge for that  service.  If your shares are held in the name of your dealer,  you must redeem them through your dealer.

Will I Pay a Sales  Charge  When I Sell My Shares.  The Fund does not charge a fee when you redeem  shares of this Fund that you bought  directly or by reinvesting  dividends  or  distributions  from  this  Fund  or  another
      Oppenheimer  fund.  Generally,  you will  not pay a fee when you  redeem shares  of this  Fund you  bought  by  exchange  of  shares  of  another
      Oppenheimer fund. However,
   o  if you  bought  shares  of this  Fund by  exchanging  Class A shares  of another  Oppenheimer  fund  that  you  bought  subject  to the  Class  A contingent deferred sales charge, and
   o  if those  shares  remain  subject  to that Class A  contingent  deferred sales charge when you exchange them into this Fund,
   o  then,  you will pay the  contingent  deferred sales charge if you redeem those  shares from this Fund (i) within 24 months of the  purchase  date of the  shares  you  exchanged,  if you  initially  purchased  shares of either  Rochester  Fund  Municipals or  Oppenheimer  Rochester  National
      Municipals,  or (ii) within 18 months of the purchase date of the shares of the fund you  exchanged,  if you  initially  purchased  shares of any other Oppenheimer fund.

How to Exchange Shares

      To exchange shares, you must meet several conditions:
   o  Shares of the fund  selected for exchange  must be available for sale in your state of residence.
   o  The prospectuses of both funds must offer the exchange privilege.
   o  You must hold the shares you buy when you establish  your account for at least  seven days  before you can  exchange  them.  After the account is open seven days, you can exchange shares every regular business day.
   o  You must  meet the  minimum  purchase  requirements  for the fund  whose shares you purchase by exchange.
   o  Before exchanging into a fund, you must obtain and read its prospectus.

      Shares  of a  particular  class of the Fund  may be  exchanged  only for shares of the same class in the other Oppenheimer funds. For example,  you can exchange  Class A shares of this Fund only for Class A shares of another fund, and you can  exchange  only  Class A shares of  another  Oppenheimer  fund for
Class A shares of this Fund.

      You may pay a sales  charge  when  you  exchange  shares  of this  Fund.
Because  shares of this Fund are sold without sales charge,  in some cases you may pay a sales  charge  when you  exchange  shares of this Fund for shares of other Oppenheimer funds that are sold subject to a sales charge.  You will not pay a sales  charge  when  you  exchange  shares  of this  Fund  purchased  by reinvesting  dividends or  distributions  from this Fund or other  Oppenheimer funds (except Oppenheimer Cash Reserves),  or when you exchange shares of this
Fund  purchased by exchange of shares of an eligible  fund on which you paid a sales charge.

      For tax  purposes,  exchanges of shares  involve a sale of the shares of the fund you own and a  purchase  of the shares of the other  fund,  which may result in a capital gain or loss. Since shares of this Fund normally  maintain a $1.00 net asset  value,  in most cases you should not realize a capital gain or loss  when  you  sell or  exchange  your  shares.  Please  refer to "How to
Exchange Shares" in the Statement of Additional Information for more details.

      You  can  find a list  of  Oppenheimer  funds  currently  available  for exchanges in the Statement of Additional  Information or obtain one by calling a service representative at 1.800.225.5677.  That list can change from time to time.

HOW DO YOU SUBMIT EXCHANGE REQUESTS?  Exchanges may be requested in writing or by telephone:
Written Exchange Requests.  Submit an OppenheimerFunds  Exchange Request form, signed by all owners of the account.  Send it to the  Transfer  Agent at
      the  address  on  the  back  cover.   Exchanges  of  shares  held  under
      certificates  cannot be processed unless the Transfer Agent receives the certificates with the request.
Telephone  Exchange  Requests.  Telephone exchange requests may be made either by calling a service  representative or by using PhoneLink for automated exchanges by calling  1.800.225.5677.  Telephone  exchanges  may be made only  between  accounts  that are  registered  with the same name(s) and address.  Shares  held  under  certificates  may  not  be  exchanged  by telephone.

ARE THERE  LIMITATIONS ON EXCHANGES?  There are certain exchange  policies you should be aware of:

   o  Shares are redeemed  from one fund and are normally  purchased  from the other fund in the same  transaction on the same regular  business day on which the Transfer Agent or its agent (such as a financial  intermediary holding  the  investor's  shares  in an  omnibus  account)  receives  an exchange  request that  conforms to the  policies  described  above.  It must be received by the close of The New York Stock  Exchange  that day, which is  normally  4:00  P.M.  but may be  earlier  on some  days.  The
      Transfer  Agent  may  delay  the  reinvestment  of  the  proceeds  of an exchange up to seven days if it  determines  in its  discretion  that an earlier  transmittal  of the  redemption  proceeds to the receiving fund would be  detrimental  to the Fund from which the exchange is made or to the receiving fund.
   o  The  interests  of the Fund's  shareholders  and the  Fund's  ability to manage its  investments  may be adversely  affected  when its shares are repeatedly  exchanged  over the short term.  When large  dollar  amounts are involved,  the Fund's  implementation  of its investment  strategies may be  negatively  affected  or the Fund  might have to raise or retain more cash than the portfolio  manager  would  normally  retain,  to meet unanticipated  redemptions.  Frequent  exchange  activity also may force the Fund to sell portfolio securities at disadvantageous  times to raise the cash needed to meet those  exchange  requests.  These  factors might hurt the Fund's  performance.  When the Transfer Agent in its discretion believes  frequent  trading  activity  by any  person,  group or account would  have a  disruptive  effect on the  Fund's  ability  to manage its investments,  the Fund and the Transfer Agent may reject purchase orders and/or  exchanges  into the Fund.  The history of  exchange  activity in all accounts  known by the Transfer  Agent to be under common  ownership or control  within the  Oppenheimer  funds  complex may be considered by the Transfer  Agent,  with respect to the review of exchanges  involving this Fund as part of the  Transfer  Agent's  procedures  to  detect  and deter  excessive  exchange  activity.  The  Transfer  Agent  may  permit exchanges  that it believes  in the  exercise  of its  judgment  are not disruptive.  The  Transfer  Agent  might not be able to detect  frequent exchange  activity  conducted by the underlying owners of shares held in omnibus  accounts,  and  therefore  might  not be  able  to  effectively prevent  frequent  exchange  activity  in  those  accounts.  There is no guarantee  that the Transfer  Agent's  controls and  procedures  will be successful  to  identify  investors  who  engage  in  excessive  trading activity or to curtail that activity.

      As stated above,  the Fund permits  dealers or financial  intermediaries to submit  exchange  requests on behalf of their  customers  (unless the customer  has revoked that  authority).  The  Manager,  the  Distributor and/or the  Transfer  Agent  have  agreements  with a limited  number of
      broker-dealers  and  investment   advisers  permitting  them  to  submit
      exchange orders in bulk on behalf of their clients,  provided that those broker-dealers  or  advisers  agree to  restrictions  on their  exchange activity (which are more stringent than the  restrictions  that apply to other  shareholders).  Those  restrictions  include  limitations  on the funds  available for exchanges,  the  requirement to give advance notice of exchanges to the Transfer  Agent,  and limits on the amount of client assets  that may be  invested  in a  particular  fund.  The Fund and its
      Transfer Agent may restrict or refuse bulk exchange  requests  submitted by a  financial  intermediary  on behalf of a large  number of  accounts
      (including  pursuant  to the  arrangements  described  above) if, in the
      Transfer Agent's judgment  exercised in its discretion,  those exchanges would be disruptive to either fund in the exchange transaction.

   o  The Fund may amend,  suspend or terminate the exchange  privilege at any time.  The Fund may  refuse  any  exchange  order and is  currently  not obligated to provide notice before rejecting an exchange order.
   o  If the  Transfer  Agent  cannot  exchange  all the  shares  you  request because of a  restriction  cited  above,  only the shares  eligible  for exchange will be exchanged.

Shareholder Account Rules and Policies

      More  information  about the Fund's  policies and procedures for buying, selling and  exchanging  shares is  contained in the  Statement of  Additional
Information.

A $12 annual "Minimum Balance Fee" is assessed on each Fund account with a value of less than $500. The fee is automatically deducted from each applicable Fund account annually on or about the second to last
      "regular business day" of September.  See the Statement of Additional
      Information (shareholders may also visit the OppenheimerFunds website)
      to learn how you can avoid this fee and for circumstances under which this fee will not be assessed.

The  offering  of  shares  may be  suspended  during  any  period in which the determination  of net asset value is suspended,  and the offering may be suspended by the Board of  Directors  at any time the Board  believes it is in the Fund's best interest to do so.
Telephone transaction  privileges for purchases,  redemptions or exchanges may be modified,  suspended or terminated by the Fund at any time.  The Fund will provide you notice  whenever it is required to do so by  applicable law.  If an account has more than one owner,  the Fund and the  Transfer
      Agent  may  rely  on  the  instructions  of  any  one  owner.  Telephone privileges  apply to each owner of the  account and the dealer of record
      for  the  account  unless  the  Transfer  Agent  receives   cancellation
      instructions from an owner of the account.
The Transfer Agent will record any telephone  calls to verify data  concerning transactions  and has adopted other procedures to confirm that telephone
      instructions   are  genuine,   by  requiring   callers  to  provide  tax
      identification  numbers and other account data or by using PINs,  and by confirming  such  transactions  in writing.  The Transfer  Agent and the
      Fund will not be liable for losses or expenses  arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer  requests will not be honored until the Transfer  Agent receives all required  documents in proper form.  From time to time, the
      Transfer Agent in its  discretion may waive certain of the  requirements for redemptions stated in this Prospectus.
Dealers that perform account  transactions  for their clients by participating in NETWORKING through the National Securities  Clearing  Corporation are responsible  for obtaining  their  clients'  permission to perform those transactions,  and are responsible to their clients who are shareholders of the  Fund if the  dealer  performs  any  transaction  erroneously  or improperly.
Payment for redeemed  shares  ordinarily  is made in cash.  It is forwarded by check,  or through  AccountLink  or by Federal Funds wire (as elected by the  shareholder)  within seven days after the Transfer  Agent  receives
      redemption   instructions  in  proper  form.   However,   under  unusual
      circumstances  determined  by the  Securities  and Exchange  Commission, payment may be delayed or  suspended.  For  accounts  registered  in the name of a  broker-dealer,  payment  will  normally be  forwarded  within three business days after redemption.
The Transfer  Agent may delay  processing  any type of  redemption  payment as described under "How to Sell Shares" for recently  purchased shares, but only until the purchase  payment has cleared.  That delay may be as much as 10 days from the date the shares  were  purchased.  That delay may be avoided  if you  purchase  shares by  Federal  Funds  wire or  certified check,  or  arrange  with  your bank to  provide  telephone  or  written assurance to the Transfer Agent that your purchase payment has cleared.
Shares may be "redeemed in kind" under unusual  circumstances  (such as a lack of liquidity in the Fund's  portfolio to meet  redemptions).  This means that the redemption  proceeds will be paid with liquid  securities  from the Fund's portfolio.
Federal  regulations  may require  the Fund to obtain your name,  your date of birth  (for a  natural  person),  your  residential  street  address  or principal  place of business and your Social Security  number,  Employer
      Identification  Number or other government  issued  identification  when you open an account.  Additional  information may be required in certain circumstances  or to open corporate  accounts.  The Fund or the Transfer
      Agent may use this  information to attempt to verify your identity.  The
      Fund  may  not  be  able  to  establish  an  account  if  the  necessary information  is not received.  The Fund may also place limits on account transactions  while it is in the  process of  attempting  to verify your identity.  Additionally,  if the Fund is unable to verify your  identity after your  account is  established,  the Fund may be required to redeem your shares and close your account.
"Backup  withholding"  of federal  income tax may be applied  against  taxable dividends,  distributions and redemption proceeds (including  exchanges)
      if you fail to furnish the Fund your correct,  certified Social Security or Employer Identification Number when you sign your application,  or if you under-report your income to the Internal Revenue Service.
To avoid sending  duplicate  copies of materials to households,  the Fund will mail only one copy of each  prospectus,  annual and  semi-annual  report and annual notice of the Fund's  privacy policy to  shareholders  having the same last name and address on the Fund's records.  The consolidation of these  mailings,  called  householding,  benefits  the  Fund  through reduced mailing expense.

      If you want to receive multiple copies of these materials,  you may call the Transfer Agent at  1.800.225.5677.  You may also notify the Transfer
      Agent  in  writing.  Individual  copies  of  prospectuses,  reports  and privacy notices will be sent to you commencing  within 30 days after the
      Transfer Agent receives your request to stop householding.

Dividends and Taxes

DIVIDENDS.  The Fund intends to declare  dividends from net investment  income each regular  business day and to pay those dividends to shareholders  monthly on a date  selected by the Board of  Directors.  To maintain a net asset value of $1.00 per share,  the Fund might withhold  dividends or make  distributions from capital or capital  gains.  Daily  dividends will not be declared or paid on newly  purchased  shares until Federal Funds are available to the Fund from the purchase payment for such shares.

CAPITAL  GAINS.  The Fund  normally  holds  its  securities  to  maturity  and therefore will not usually pay capital gains.  Although the Fund does not seek capital  gains,  it could  realize  capital  gains  on the  sale of  portfolio securities.  If it does, it may make  distributions  out of any net short-term or  long-term  capital  gains  in  December  of each  year.  The Fund may make supplemental  distributions  of dividends and capital gains  following the end of its fiscal year.

WHAT  CHOICES  DO YOU HAVE FOR  RECEIVING  DISTRIBUTIONS?  When you open  your account,  specify on your  application  how you want to receive your dividends and distributions. You have four options:
Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the
      Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through
      AccountLink.
Receive All  Distributions  in Cash.  You can elect to receive a check for all dividends  and  capital  gains  distributions  or have them sent to your bank through AccountLink.
Reinvest  Your  Distributions  in Another  OppenheimerFunds  Account.  You can
      reinvest  all  distributions  in the same  class of  shares  of  another
      OppenheimerFunds account you have established.

TAXES. If your shares are not held in a tax-deferred  retirement account,  you should be aware of the  following tax  implications  of investing in the Fund.
The Fund expects  that its  distributions  will consist  primarily of ordinary income,  which is subject to federal income tax and may be subject to state or local taxes.  Dividends paid from net investment income and short-term capital gains are taxable as ordinary income.  Long-term  capital gains are taxable as long-term  capital gains when distributed to shareholders,  and may be taxable at different  rates  depending  on how long the Fund holds the asset.  It does not matter  how long you have held your  shares.  Whether  you  reinvest  your distributions in additional  shares or take them in cash, the tax treatment is the same.

      Every year the Fund will send you and the IRS a  statement  showing  the amount of any taxable  distribution  you  received in the previous  year.  Any long-term  capital gains will be separately  identified in the tax information the Fund sends you after the end of the calendar year.

The Fund  intends  each year to qualify as a  "regulated  investment  company"
under the Internal  Revenue  Code,  but reserves the right not to qualify.  It qualified  during its last fiscal year.  The Fund,  as a regulated  investment company,  will not be subject to Federal  income  taxes on any of its  income, provided that it satisfies certain income,  diversification  and distributions requirements.

      Because  the Fund seeks to  maintain a stable  $1.00 per share net asset value,  it is unlikely that you will have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference  between the price you paid for the shares and the price you  received  when you sold them.
Any capital gain is subject to capital gains tax.

      In certain  cases,  distributions  made by the Fund may be  considered a non-taxable  return of capital to  shareholders.  If that  occurs,  it will be identified in notices to shareholders.

      This  information  is only a  summary  of  certain  federal  income  tax information  about your  investment.  You should consult with your tax advisor about  the  effect  of an  investment  in the  Fund  on  your  particular  tax situation.

Financial Highlights

      The Financial  Highlights  Table is presented to help you understand the
Fund's  financial   performance  for  the  past  five  fiscal  years.  Certain information  reflects  financial  results for a single  Fund share.  The total returns in the table  represent  the rate that an  investor  would have earned
(or  lost)  on an  investment  in  the  Fund  (assuming  reinvestment  of  all dividends and  distributions).  This information has been audited by KPMG LLP, the Fund's independent  registered public accounting firm, whose report, along with  the  Fund's  financial  statements,  is  included  in the  Statement  of
Additional  Information,  which is available  on request.  Class Y shares were not publicly  offered during the periods shown below.  Therefore,  information on Class Y shares is not  included  in the  following  table or in the  Fund's other financial statements.
FINANCIAL HIGHLIGHTS --------------------------------------------------------------------------------

YEAR ENDED JULY 31                                    2004        2003         2002         2001         2000
---------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $ 1.00      $ 1.00       $ 1.00       $ 1.00       $ 1.00
---------------------------------------------------------------------------------------------------------------
Income from investment operations--net
investment income and net realized gain                 -- 1       .01          .02          .05          .05
---------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    -- 1      (.01)        (.02)        (.05)        (.05)
Distributions from net realized gain                    --          -- 1         -- 1         --           --
                                                    -----------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         -- 1      (.01)        (.02)        (.05)        (.05)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $ 1.00      $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                                    ===========================================================

---------------------------------------------------------------------------------------------------------------
TOTAL RETURN 2                                        0.43%       0.84%        1.88%        5.32%        5.38%
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)             $1,797      $1,955       $2,093       $2,128       $1,812
---------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                    $1,808      $2,014       $2,006       $1,968       $1,712
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                 0.43%       0.83%        1.88%        5.14%        5.27%
Total expenses                                        0.73%       0.72%        0.79%        0.68%        0.78%
Expenses after payments and waivers
and reduction to custodian expenses                   0.72%        N/A 4       0.63%         N/A 4        N/A 4
1. Less than $0.005 per share. 2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. 3. Annualized for periods of less than one full year. 4. Reduction to cust

INFORMATION AND SERVICES

For More Information on Oppenheimer Money Market Fund, Inc.
The  following  additional  information  about the Fund is  available  without charge upon request:

STATEMENT  OF  ADDITIONAL  INFORMATION.   This  document  includes  additional
information about the Fund's investment  policies,  risks, and operations.  It is incorporated  by reference into this Prospectus  (which means it is legally part of this Prospectus).

ANNUAL  AND  SEMI-ANNUAL  REPORTS.  Additional  information  about the  Fund's investments  and performance is available in the Fund's Annual and Semi-Annual
Reports to  shareholders.  The Annual  Report  includes a discussion of market conditions and investment  strategies that  significantly  affected the Fund's performance during its last fiscal year.

How to Get More Information
You can  request  the  Statement  of  Additional  Information,  the Annual and
Semi-Annual  Reports,  the notice  explaining  the Fund's  privacy  policy and other information about the Fund or your account:

------------------------------------------------------------------------------
By Telephone:                 Call OppenheimerFunds Services toll-free:
                              1.800.CALL OPP (225.5677)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
------------------------------------------------------------------------------
------------------------------------------------------------------------------
On the Internet:              You can send us a request by e-mail or read or
                              download documents on the OppenheimerFunds
                              website: www.oppenheimerfunds.com
                                       ------------------------
------------------------------------------------------------------------------

Information  about the Fund including the Statement of Additional  Information can be reviewed and copied at the SEC's Public  Reference  Room in Washington,
D.C.  Information  on  the  operation  of the  Public  Reference  Room  may be obtained by calling the SEC at  1.202.942.8090.  Reports and other information about the Fund are  available  on the  EDGAR  database  on the SEC's  Internet website at www.sec.gov.  Copies may be obtained after payment of a duplicating
           -----------
fee by electronic request at the SEC's e-mail address:  publicinfo@sec.gov  or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No one has been  authorized  to provide any  information  about the Fund or to make any  representations  about the Fund other  than what is  contained in this  Prospectus.  This Prospectus is not an offer to sell shares of the
Fund,  nor a  solicitation  of an offer to buy  shares of the Fund,  to any person  in any state or other  jurisdiction  where it is  unlawful  to make such an offer.
                                         The Fund's shares are distributed by:

The Fund's SEC File No. 811-2454                     [logo]   OppenheimerFunds
Distributor, Inc.
PR0200.001.0904
Printed on recycled paper.

                          APPENDIX TO PROSPECTUS OF
                     OPPENHEIMER MONEY MARKET FUND, INC.

      Graphic material  included in the Prospectus of Oppenheimer Money Market
Fund, Inc.: "Annual Total Returns (Class A) (as of 12/31 each year)."

      A bar chart will be  included in the  Prospectus  of  Oppenheimer  Money
Market  Fund,  Inc.  (the  "Fund")  depicting  the annual  total  returns of a hypothetical  investment  in  Class A  shares  of the Fund for each of the ten most recent calendar years.  Set forth below are the relevant data points that will appear on the bar chart.

Calendar Year Ended                             Annual Total Returns
-------------------                             --------------------

12/31/94                                         3.76%
12/31/95                                         5.40%
12/31/96                                         4.78%
12/31/97                                         4.94%
12/31/98                                         4.91%
12/31/99                                         4.71%
12/31/00                                         5.92%
12/31/01                                         3.73%
12/31/02                                         1.35%
12/31/03                                       __0.52%

------------------------------------------------------------------------------
Oppenheimer Money Market Fund, Inc.
------------------------------------------------------------------------------

6803 S. Tucson Way, Centennial, Colorado 80112-3924
1.800.225.5677

Statement of Additional Information dated September 27, 2004

      This  Statement of  Additional  Information  is not a  Prospectus.  This
document  contains  additional  information  about  the Fund  and  supplements information  in the  Prospectus  dated  September  27, 2004. It should be read together with the  Prospectus,  which may be obtained by writing to the Fund's
Transfer Agent,  OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado
80217,  by calling the Transfer Agent at the toll-free  number shown above, or
by   downloading   it  from   the   OppenheimerFunds   Internet   website   at
www.oppenheimerfunds.com.

Contents                                                                Page

About the Fund
Additional Information about the Fund's Investment Policies and Risks.........
   The Fund's Investment Policies.............................................
   Other Investment Strategies................................................
   Investment Restrictions....................................................
How the Fund is Managed.......................................................
   Organization and History...................................................
   Board of Directors and Oversight Committees................................
   Directors and Officers of the Fund.........................................
   The Manager................................................................
Performance of the Fund.......................................................

About Your Account
How To Buy Shares.............................................................
How To Sell Shares............................................................
How To Exchange Shares........................................................
Dividends and Taxes...........................................................
Additional Information About the Fund.........................................

Financial Information About the Fund
Independent Auditors' Report..................................................
Financial Statements..........................................................

Appendix A: Ratings Definitions............................................A-1
Appendix B: Industry Classifications.......................................B-1

------------------------------------------------------------------------------

A B O U T T H E F U N D
------------------------------------------------------------------------------

Additional Information About the Fund's Investment Policies and Risks

.......The investment  objective and the principal  investment  policies of the
Fund  are  described  in  the   Prospectus.   This   Statement  of  Additional
Information  contains  supplemental  information  about those policies and the types of  securities  that the Fund's  investment  Manager,  OppenheimerFunds,
Inc.,  will select for the Fund.  Additional  explanations  are also  provided about the strategies the Fund may use to try to achieve its objective.

The Fund's  Investment  Policies.  The Fund's objective is to seek the maximum current income that is consistent  with stability of principal.  The Fund will not make  investments  with the objective of seeking capital growth.  However, the value of the  securities  held by the Fund may be  affected  by changes in general  interest rates.  Because the current value of debt securities  varies inversely  with  changes in  prevailing  interest  rates,  if  interest  rates increase after a security is purchased,  that security would normally  decline in  value.  Conversely,  if  interest  rates  decrease  after  a  security  is purchased,  its value would rise.  However,  those  fluctuations in value will not  generally  result in realized  gains or losses to the Fund since the Fund does not usually intend to dispose of securities  prior to their  maturity.  A debt security  held to maturity is redeemable by its issuer at full  principal value plus accrued interest.

      The Fund may sell  securities  prior to their  maturity,  to  attempt to take  advantage  of  short-term  market  variations,  or  because of a revised credit evaluation of the issuer or other considerations.  The Fund may also do so to generate cash to satisfy  redemptions of Fund shares. In such cases, the
Fund may realize a capital gain or loss on the security.

      |X|   Ratings  of   Securities  --  Portfolio   Quality,   Maturity  and
Diversification.  Under Rule 2a-7 of the  Investment  Company Act of 1940 (the
"Investment  Company  Act") the Fund uses the  amortized  cost method to value its  portfolio  securities  to determine the Fund's net asset value per share.
Rule 2a-7 places  restrictions  on a money market  fund's  investments.  Under that Rule,  the Fund may  purchase  only those  securities  that the  Manager, under Board-approved  procedures, has determined have minimal credit risks and
are  "Eligible   Securities."  The  rating   restrictions   described  in  the
Prospectus and this Statement of Additional  Information do not apply to banks in which the Fund's cash is kept.

      An  "Eligible  Security"  is one that  has been  rated in one of the two
highest  short-term  rating  categories  by  any  two   "nationally-recognized
statistical rating  organizations." That term is defined in Rule 2a-7 and they are referred to as "Rating  Organizations"  in this  Statement  of  Additional
Information.  If only one Rating Organization has rated that security, it must have been rated in one of the two  highest  rating  categories  by that Rating
Organization.  An unrated  security that is judged by the Manager,  subject to review by the  Fund's  Board of  Directors,  to be of  comparable  quality  to
Eligible  Securities  rated by Rating  Organizations  may also be an "Eligible
Security."

      Rule 2a-7  permits  the Fund to  purchase  any  number  of  "First  Tier
Securities."  These  are  Eligible  Securities  that  have  been  rated in the highest  rating  category  for  short-term  debt  obligations  by at least two
Rating  Organizations.  If only one Rating Organization has rated a particular security,  it must have been  rated in the  highest  rating  category  by that
Rating  Organization.  Comparable  unrated  securities  may also be First Tier
Securities.

      Under Rule 2a-7,  the Fund may invest only up to 5% of its total  assets in  "Second  Tier  Securities."  Those are  Eligible  Securities  that are not
"First Tier Securities." In addition, the Fund may not invest more than:
   o? 5% of its total assets in the  securities  of any one issuer (other than the U.S. government, its agencies or instrumentalities) or
   o  1% of its total  assets or $1 million  (whichever  is greater) in Second
      Tier Securities of any one issuer.

      Under  Rule  2a-7,  the Fund must  maintain  a  dollar-weighted  average portfolio  maturity of not more than 90 days,  and the  maturity of any single portfolio  investment  may not exceed 397 days.  The Board  regularly  reviews reports  from the  Manager to show the  Manager's  compliance  with the Fund's procedures and with the Rule.

      If a security's  rating is downgraded,  the Manager and/or the Board may have to reassess the security's  credit risk. If a security has ceased to be a
First Tier Security,  the Manager will promptly  reassess whether the security continues to present  minimal  credit risk. If the Manager  becomes aware that any Rating  Organization  has  downgraded its rating of a Second Tier Security or rated an unrated  security below its second highest  rating  category,  the
Fund's  Board of  Directors  shall  promptly  reassess  whether  the  security presents  minimal  credit risk and whether it is in the best  interests of the
Fund to dispose of it.

      If the Fund  disposes  of the  security  within five days of the Manager learning of the downgrade,  the Manager will provide the Board with subsequent notice of such  downgrade.  If a security  is in  default,  or ceases to be an
Eligible  Security,  or is  determined  no longer to  present  minimal  credit risks,  the Board must determine  whether it would be in the best interests of the Fund to dispose of the security.

      The Rating Organizations  currently designated as  nationally-recognized statistical  rating  organizations  by the Securities and Exchange  Commission
("SEC")  are  Standard & Poor's (a  division  of the  McGraw-Hill  Companies),
Moody's Investors Service,  Inc., Fitch, Inc. and Dominion Bond Rating Service
Limited.  Appendix A to this  Statement  of  Additional  Information  contains descriptions of the rating categories of those Rating  Organizations.  Ratings at the time of purchase  will  determine  whether  securities  may be acquired under the restrictions described above.

      |X|   U.S.  Government   Securities.   U.S.  government  securities  are
obligations  issued or  guaranteed  by the U.S.  Government or its agencies or instrumentalities.  They include  Treasury Bills (which mature within one year of the date they are issued) and  Treasury  Notes and Bonds  (which are issued with longer maturities).  All Treasury securities are backed by the full faith and credit of the United States.

      U.S. government agencies and  instrumentalities  that issue or guarantee
securities   include,   but  are  not   limited   to,  the   Federal   Housing
Administration, Farmers Home Administration,  Export-Import Bank of the United
States,   Small  Business   Administration,   Government   National   Mortgage
Association, General Services Administration,  Bank for Cooperatives,  Federal
Home Loan Banks, Federal Home Loan Mortgage Corporation,  Federal Intermediate
Credit  Banks,  Federal Land Banks,  Maritime  Administration,  the  Tennessee
Valley Authority and the District of Columbia Armory Board.

      Securities  issued  or  guaranteed  by  U.S.   government  agencies  and
instrumentalities  are not  always  backed by the full faith and credit of the
United  States.  Some,  such as  securities  issued  by the  Federal  National
Mortgage  Association ("Fannie Mae"), are backed by the right of the agency or instrumentality  to  borrow  from the  Treasury.  Others,  such as  securities issued by the Federal Home Loan  Mortgage  Corporation  ("Freddie  Mac"),  are
supported only by the credit of the  instrumentality  and not by the Treasury.
If the  securities  are not  backed by the full faith and credit of the United
States,  the  purchaser  must  look  principally  to the  agency  issuing  the obligation  for  repayment  and may not be able to assert a claim  against the
United  States  if the  issuing  agency or  instrumentality  does not meet its commitment.

      Among the U.S.  government  securities that may be purchased by the Fund are  "mortgage-backed  securities" of Fannie Mae, Government National Mortgage
Association  ("Ginnie  Mae") and Freddie Mac.  Timely payment of principal and interest  on Ginnie  Mae  pass-through  is  guaranteed  by the full  faith and
credit  of  the  United  States.  These  mortgage-backed   securities  include
"pass-through"  securities  and  "participation  certificates."  Both types of securities  are similar,  in that they  represent  pools of mortgages that are assembled by a vendor who sells  interests in the pool.  Payments of principal and interest by individual  mortgagors are "passed  through" to the holders of the  interests in the pool.  Another type of  mortgage-backed  security is the
"collateralized  mortgage  obligation."  It is similar to a conventional  bond and is secured by groups of individual mortgages.

      |X|   Time  Deposits  and Other Bank  Obligations.  The types of "banks"
whose  securities the Fund may buy include  commercial  banks,  savings banks, and  savings  and loan  associations,  which may or may not be  members of the
Federal  Deposit  Insurance  Corporation.  The Fund may also buy securities of
"foreign banks" that are:
         o  foreign   branches  of  U.S.   banks  (which  may  be  issuers  of
            "Eurodollar" money market instruments),
         o? U.S.  branches and agencies of foreign banks (which may be issuers of "Yankee dollar" instruments), or
         o? foreign branches of foreign banks.

      The Fund may invest in fixed  time  deposits.  These are  non-negotiable deposits in a bank for a specified  period of time at a stated  interest rate.
They may or may not be subject to withdrawal  penalties.  However,  the Fund's investments  in time deposits  that are subject to penalties  (other than time deposits  maturing  in less than 7 days)  are  subject  to the 10%  investment limitation  for investing in illiquid  securities,  set forth in "Illiquid and
Restricted Securities" in the Prospectus.

      The Fund will buy bank  obligations only from a domestic bank with total assets of at least $2.0  billion or from a foreign  bank with total  assets of at least $30.0 billion.  Those asset  requirements  apply only at the time the obligations are acquired.

      |X|   Insured   Bank   Obligations.   The  Federal   Deposit   Insurance
Corporation  insures the  deposits of banks and savings and loan  associations up to $100,000 per  investor.  Within the limits set forth in the  Prospectus, the Fund may purchase bank  obligations that are fully insured as to principal by the FDIC. To remain fully insured as to principal,  these  investments must currently  be  limited  to  $100,000  per bank.  If the  principal  amount and accrued  interest  together  exceed  $100,000,  then the  accrued  interest in excess of that $100,000 will not be insured.

      |X|   Bank Loan  Participation  Agreements.  The Fund may invest in bank loan participation agreements,  subject to the investment limitation set forth in the  Prospectus  as to  investments  in  illiquid  securities.  If the Fund invests  in bank  loan  participation  agreements,  they are not  expected  to exceed 5% of the Fund's  total  assets.  Participation  agreements  provide an undivided  interest  in a loan  made by the  bank  issuing  the  participation interest  in the  proportion  that the buyer's  investment  bears to the total principal  amount of the loan.  Under this type of  arrangement,  the  issuing bank may have no  obligation  to the buyer  other  than to pay  principal  and interest  on the loan if and when  received by the bank.  Thus,  the Fund must look to the  creditworthiness  of the  borrower,  which is  obligated  to make payments of principal and interest on the loan.  If the borrower  fails to pay scheduled principal or interest payments,  the Fund may experience a reduction in income.

      |X|   Asset-Backed  Securities.  These securities,  issued by trusts and special  purpose  corporations,  are  backed  by  pools of  assets,  primarily automobile  and  credit-card  receivables  and home  equity  loans.  They pass through the payments on the  underlying  obligations  to the security  holders
(less   servicing  fees  paid  to  the  originator  or  fees  for  any  credit enhancement).  The value of an asset-backed security is affected by changes in
the   market's   perception   of  the  asset   backing   the   security,   the
creditworthiness  of the servicing  agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement.

      Payments  of  principal  and  interest  passed  through  to  holders  of asset-backed  securities  are  typically  supported  by some  form  of  credit enhancement,  such as a letter of credit,  surety bond,  limited  guarantee by another  entity  or having a  priority  to  certain  of the  borrower's  other securities.  The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed  security's par value until exhausted.  If the credit  enhancement of an asset-backed  security held by the Fund has been exhausted,  and if any  required  payments of  principal  and interest are not made with respect to the underlying  loans, the Fund may experience  losses or delays in receiving payment.

      The  risks  of  investing  in  asset-backed  securities  are  ultimately dependent  upon payment of consumer loans by the  individual  borrowers.  As a purchaser  of an  asset-backed  security,  the Fund  would  generally  have no recourse to the entity that  originated the loans in the event of default by a borrower.  The underlying loans are subject to prepayments,  which shorten the weighted  average life of asset-backed  securities and may lower their return, in the same manner as for  prepayments of a pool of mortgage loans  underlying mortgage-backed securities.  However,  asset-backed securities do not have the benefit of the same  security  interest  in the  underlying  collateral  as do mortgage-backed securities.

      |X|   Repurchase  Agreements.  In a  repurchase  transaction,  the  Fund acquires a  security  from,  and  simultaneously  resells  it to, an  approved vendor for delivery on an  agreed-upon  future date.  The resale price exceeds the purchase  price by an amount that  reflects an  agreed-upon  interest rate effective for the period during which the  repurchase  agreement is in effect.
An  "approved  vendor" may be a U.S.  commercial  bank,  the U.S.  branch of a foreign bank, or a  broker-dealer  which has been  designated a primary dealer in government  securities.  They must meet the credit  requirements set by the
Manager from time to time.

      The  majority of these  transactions  run from day to day,  and delivery pursuant  to the resale  typically  will occur  within one to five days of the purchase.  The Fund will not enter into a repurchase agreement that will cause more  than  10% of its net  assets  to be  subject  to  repurchase  agreements maturing in more than seven days.

      Repurchase  agreements  are  considered  "loans"  under  the  Investment
Company Act,  collateralized by the underlying security. The Fund's repurchase agreements  require  that at all times while the  repurchase  agreement  is in effect,  the  collateral's  value must equal or exceed the repurchase price to fully  collateralize  the repayment  obligation.  The Manager will monitor the vendor's  creditworthiness to confirm that the vendor is financially sound and will monitor the collateral's  value.  However, if the vendor fails to pay the resale  price on the delivery  date,  the Fund may incur costs in disposing of the collateral and may experience  losses if there is any delay in its ability to do so.

      Pursuant to an Exemptive  Order issued by the SEC, the Fund,  along with other  affiliated  entities  managed by the Manager,  may transfer  uninvested cash balances into one or more joint repurchase  accounts.  These balances are invested  in one or more  repurchase  agreements,  secured by U.S.  government securities.  Securities  pledged as collateral for  repurchase  agreements are held by a custodian bank until the agreements  mature.  Each joint  repurchase arrangement  requires that the market value of the collateral be sufficient to cover payments of interest and principal;  however, in the event of default by the other party to the  agreement,  retention of the collateral may be subject to legal proceedings.

Other Investment Strategies

      |X|   Floating  Rate/Variable  Rate Obligations.  The Fund may invest in instruments  with floating or variable  interest rates. The interest rate on a floating rate obligation is based on a stated  prevailing market rate, such as a bank's prime rate,  the 90-day U.S.  Treasury Bill rate,  the rate of return on commercial paper or bank  certificates of deposit,  or some other standard.
The rate on the  investment  is  adjusted  automatically  each time the market rate is adjusted.  The interest  rate on a variable  rate  obligation  is also based on a stated  prevailing  market rate but is adjusted  automatically at a specified  interval of not less than one year.  Some variable rate or floating rate obligations in which the Fund may invest have a demand feature  entitling the  holder  to  demand  payment  of an  amount  approximately  equal  to  the amortized  cost of the  instrument or the principal  amount of the  instrument plus accrued  interest at any time,  or at specified  intervals  not exceeding one year. These notes may or may not be backed by bank letters of credit.

      Variable rate demand notes may include  master  demand notes,  which are obligations that permit the Fund to invest fluctuating  amounts in a note. The amount may change  daily  without  penalty,  pursuant  to direct  arrangements between  the Fund,  as the note  purchaser,  and the  issuer of the note.  The interest rates on these notes  fluctuate from time to time. The issuer of this type of  obligation  normally  has a  corresponding  right in its  discretion, after a given  period,  to  prepay  the  outstanding  principal  amount of the obligation plus accrued  interest.  The issuer must give a specified number of days' notice to the holders of those  obligations.  Generally,  the changes in the interest rate on those  securities  reduce the fluctuation in their market value.  As interest  rates  decrease or increase,  the  potential  for capital appreciation  or  depreciation  is less than that for  fixed-rate  obligations having the same maturity.

      Because  these  types of  obligations  are direct  lending  arrangements between  the  note  purchaser  and  issuer  of  the  note,  these  instruments generally will not be traded.  Generally,  there is no  established  secondary market for these types of  obligations,  although they are redeemable from the issuer at face value. Accordingly,  where these obligations are not secured by letters of credit or other credit  support  arrangements,  the Fund's right to redeem them is  dependent  on the ability of the note issuer to pay  principal and interest on demand.  These types of  obligations  usually are not rated by credit rating agencies.  The Fund may invest in obligations that are not rated only if the Manager  determines at the time of investment that the obligations are of  comparable  quality  to the  other  obligations  in which the Fund may invest. The Manager, on behalf of the Fund, will monitor the  creditworthiness of the issuers of the  floating and variable  rate  obligations  in the Fund's portfolio on an ongoing basis.

      |X|   Loans of Portfolio Securities.  To attempt to increase its income, the Fund may lend its  portfolio  securities  to  brokers,  dealers  and other financial  institutions.  These  loans are limited to not more than 10% of the value  of the  Fund's  total  assets  and  are  subject  to  other  conditions described below.  There are some risks in lending  securities.  The Fund could experience a delay in receiving  additional  collateral to secure a loan, or a delay in recovering the loaned securities.  The Fund presently does not intend to lend its securities,  but if it does, the value of securities loaned is not expected to exceed 5% of the Fund's total assets.

      The Fund may receive  collateral  for a loan.  Under current  applicable regulatory  requirements  (which are subject to change),  on each business day the loan  collateral  must be at least equal to the market value of the loaned securities.  The collateral must consist of cash, bank letters of credit, U.S.
government  securities  or  other  cash  equivalents  in  which  the  Fund  is permitted to invest.  To be acceptable as  collateral,  letters of credit must obligate a bank to pay amounts  demanded  by the Fund if the demand  meets the terms of the letter.  Such terms and the issuing bank must be  satisfactory to the Fund.

      When it lends securities,  the Fund receives from the borrower an amount equal to the interest paid or the dividends  declared on the loaned securities during the term of the loan. It may also receive  negotiated loan fees and the
interest  on  the  collateral  securities,   less  any  finders',   custodian,
administrative  or other fees the Fund pays in connection  with the loan.  The
Fund may share the interest it receives on the collateral  securities with the borrower  as  long as it  realizes  at  least a  minimum  amount  of  interest required by the lending guidelines established by its Board of Directors.

      The  Fund  will  not  lend  its  portfolio  securities  to any  officer,
Director,  employee or affiliate of the Fund or its Manager.  The terms of the
Fund's  loans must meet  certain  tests under the  Internal  Revenue  Code and permit the Fund to reacquire  loaned  securities  on five business days notice or in time to vote on any important matter.

      |X|   Illiquid  and  Restricted  Securities.   Under  the  policies  and
procedures  established  by  the  Fund's  Board  of  Directors,   the  Manager
determines  the  liquidity of certain of the Fund's  investments.  Investments may be illiquid because of the absence of an active trading market,  making it difficult to value them or dispose of them promptly at an acceptable  price. A restricted  security  may have terms that limit its resale to other  investors or may  require  registration  under  applicable  laws  before  it may be sold publicly.

      Illiquid  securities  the  Fund  can  buy  include  issues  that  may be redeemed  only by the issuer upon more than seven days notice or at  maturity, repurchase  agreements  maturing in more than seven days,  fixed time deposits subject to  withdrawal  penalties  which  mature in more than seven days,  and other  securities  that  cannot  be sold  freely  due to legal or  contractual restrictions  on resale.  Contractual  restrictions  on the resale of illiquid securities  might  prevent or delay their sale by the Fund at a time when such sale would be desirable.

      There are restricted  securities that are not illiquid that the Fund can buy.  They include  certain  master  demand notes  redeemable  on demand,  and short-term  corporate  debt  instruments  that  are  not  related  to  current transactions  of the issuer and therefore are not exempt from  registration as commercial paper.  Illiquid securities include repurchase  agreements maturing in more than 7 days, or certain participation  interests other than those with puts exercisable within 7 days.

Investment Restrictions

      |X|   What Are "Fundamental  Policies?"  Fundamental  policies are those policies  that the Fund has  adopted  to govern  its  investments  that can be changed  only by the vote of a  "majority"  of the Fund's  outstanding  voting securities.  Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
         o? 67% or more of the  shares  present or  represented  by proxy at a shareholder  meeting,  if the  holders  of more  than  50% of the outstanding shares are present or represented by proxy, or
         o  more than 50% of the outstanding shares.

      The Fund's investment  objective is a fundamental policy. Other policies described in the  Prospectus or this Statement of Additional  Information  are
"fundamental"  only if they  are  identified  as  such.  The  Fund's  Board of
Directors can change  non-fundamental  policies without shareholder  approval.
However,  significant  changes to  investment  policies  will be  described in supplements  or updates to the  Prospectus  or this  Statement  of  Additional
Information,  as appropriate.  The Fund's  principal  investment  policies are described in the Prospectus.

      |X|   Does the Fund Have Additional  Fundamental Policies? The following investment  restrictions are fundamental  policies of the Fund as contemplated by the Investment  Company Act. The limitations of the following  policies may be  changed  to the  extent  that the  corresponding  policies  of the Act are changed by amendment, exemptive or interpretive relief:
         o? The  Fund  cannot  invest  more  than 5% of its  total  assets  in securities  of any  issuer  (except  the  U.S.  government  or its agencies or instrumentalities).
         o? The  Fund  cannot   concentrate   investments  in  any  particular
            industry;  therefore the Fund will not purchase the  securities of companies  in any one  industry  if more  than 25% of the value of the Fund's total assets would  consist of  securities of companies in that industry.  Except for  obligations of foreign  branches of domestic  banks,  or  obligations  issued or guaranteed by foreign banks, the Fund's  investments in U.S.  government  securities and bank  obligations  described in the prospectus are not included in this limitation.
         o? The Fund cannot make loans,  except to the extent  permitted under the Investment  Company Act, the rules or  regulations  thereunder or any  exemption  therefrom  that is  applicable  to the Fund, as such statute,  rules or regulations  may be amended or interpreted
            from  time  to  time.  (See   "Interfund   Borrowing  and  Lending
            Arrangements" above).
         o? The Fund may not  borrow  money,  except to the  extent  permitted under  the  Investment  Company  Act,  the  rules  or  regulations thereunder  or any exemption  therefrom  that is applicable to the
            Fund,  as such  statute,  rules or  regulations  may be amended or interpreted  from  time to time.  (See  "Interfund  Borrowing  and
            Lending Arrangements" above).
         o? The Fund cannot invest in  commodities  or commodity  contracts or invest in interests in oil, gas, or other mineral  exploration  or mineral development programs.
         o? The Fund  cannot  invest  in real  estate.  However,  the Fund may purchase  commercial  paper  issued by  companies  which invest in real estate or interests in real estate.
         o? The Fund cannot purchase  securities on margin or make short sales of securities.
         o? The Fund  cannot  invest in or hold  securities  of any  issuer if those  officers  and  directors  of the  Fund or its  advisor  who
            beneficially  own  individually   more  than  1/2  of  1%  of  the
            securities  of  such  issuer  together  own  more  than  5% of the securities of such issuer;
         o? The Fund cannot underwrite securities of other companies.
         o? The  Fund  cannot  invest  in   securities  of  other   investment
            companies.

      The Fund cannot issue  "senior  securities,"  but this does not prohibit certain  investment  activities for which assets of the Fund are designated as segregated, or margin,  collateral or escrow arrangements are established,  to cover the related obligations.  Examples of those activities include borrowing
money,  reverse  repurchase   agreements,   delayed-delivery  and  when-issued
arrangements for portfolio  securities  transactions,  and contracts to buy or sell derivatives, hedging instruments, options or futures.

      Unless  the  Prospectus  or this  Statement  of  Additional  Information states that a percentage  restriction  applies on an ongoing basis, it applies only  at the  time  the  Fund  makes  an  investment  (except  in the  case of borrowing  and  investments  in illiquid  securities).  The Fund need not sell securities  to meet the  percentage  limits  if the  value  of the  investment increases in proportion to the size of the Fund.

      For purposes of the Fund's policy not to concentrate  its investments in securities of issuers,  the Fund has adopted the industry  classifications set forth in Appendix B to this Statement of Additional  Information.  This is not a fundamental policy.

How the Fund Is Managed

Organization and History.  The Fund is a corporation  organized in Maryland in
1973. The Fund is a diversified, open-end management investment company.

      |X|   Classes of Shares.  The Board of Directors has the power,  without shareholder  approval to divide  unissued  shares of the Fund into two or more classes.  The Board has done so,  and the Fund  currently  has two  classes of shares:  Class A and Class Y. Both  classes  of shares of the Fund are  freely
transferable.   Each  share  has  one  vote  at  shareholder  meetings,   with
fractional  shares  voting  proportionally  on matters  submitted to a vote of shareholders.  There  are  no  preemptive  or  conversion  rights  and  shares participate equally in the assets of the Fund upon liquidation.

      |X|   Meetings of Shareholders.  As a Maryland corporation,  the Fund is not required to hold, and does not plan to hold,  regular  annual  meetings of shareholders.  The Fund  will  hold  meetings  when  required  to do so by the
Investment Company Act or other applicable law, or when a shareholder  meeting is called by the Directors or upon proper request of the shareholders.

      The  Directors  will  call a  meeting  of  shareholders  to  vote on the removal of a Director  upon the written  request of the record  holders of 10%
of its outstanding  shares.  If the Directors  receive a request from at least
10 shareholders  stating that they wish to communicate with other shareholders to request a meeting to remove a  Director,  the  Directors  will then  either make the Fund's  shareholder  list  available to the  applicants or mail their communication  to all  other  shareholders  at the  applicants'  expense.  The shareholders  making the request must have been  shareholders for at least six months  and  must  hold  shares  of the  Fund  valued  at  $25,000  or more or constituting at least 1% of the Fund's outstanding shares,  whichever is less.
The Directors may take such other action as is permitted  under the Investment
Company Act.

Board of Directors and Oversight  Committees.  The Fund is governed by a Board
of  Directors,   which  is   responsible   for  protecting  the  interests  of
shareholders  under Maryland law. The Directors meet  periodically  throughout the year to oversee the Fund's activities,  review its performance, and review the actions of the Manager.  Although  the Fund will not normally  hold annual meetings of its  shareholders,  it may hold shareholder  meetings from time to time on important  matters,  and shareholders have the right to call a meeting to remove a Director or to take other action  described in the Fund's Articles of Incorporation.

      The Board of Directors has an Audit Committee,  a Regulatory & Oversight
Committee,  a Governance Committee and a Proxy Committee.  The Audit Committee
is  comprised  solely  of  Independent  Directors.  The  members  of the Audit
Committee  are Joel  Motley  (Chairman),  Mary  Miller,  Kenneth  Randall  and
Edward V. Regan.  The Audit Committee held 6meetings  during the Fund's fiscal year  ended  July 31,  2004.  The Audit  Committee  provides  the  Board  with recommendations  regarding  the selection of the Fund's  independent  auditor.
The Audit  Committee  also  reviews  the scope and  results  of audits and the audit  fees  charged,  reviews  reports  from the Fund's  independent  auditor concerning the Fund's internal accounting  procedures and controls and reviews reports of the Manager's internal auditor,  among other duties as set forth in the Committee's charter.

      The members of the  Regulatory  & Oversight  Committee  are Robert Galli
(Chairman),  Joel Motley and Phillip  Griffiths.  The  Regulatory  & Oversight
Committee  held 6 meetings  during the Fund's fiscal year ended July 31, 2004.
The  Regulatory & Oversight  Committee  evaluates  and reports to the Board on the Fund's  contractual  arrangements,  including the Investment  Advisory and
Distribution  Agreements,  transfer and  shareholder  service  agreements  and custodian  agreements  as well as the policies and  procedures  adopted by the
Fund to comply  with the  Investment  Company  Act and other  applicable  law, among other duties as set forth in the Committee's charter.

      The  members  of  the   Governance   Committee  are  Phillip   Griffiths
(Chairman),  Kenneth  Randall  and  Russell S.  Reynolds,  Jr. The  Governance
Committee  held 7 meetings  during the Fund's fiscal year ended July 31, 2004.
The Governance  Committee reviews the Fund's governance  guidelines,  assesses the  adequacy  of the  Fund's  Codes of  Ethics,  and  develops  qualification criteria for Board members  consistent with the Fund's governance  guidelines, among other duties set forth in the Committee's charter.

      The members of the Proxy Committee are Edward Regan (Chairman),  Russell
S.  Reynolds,  Jr.  and John V.  Murphy.  The Proxy  Committee  held 1 meeting during  the  Fund's  fiscal  year ended  July 31,  2004.  The Proxy  Committee provides the Board with  recommendations  for proxy voting and monitors  proxy voting by the Fund.

Directors  and  Officers  of the  Fund.  Except  for Mr.  Murphy,  each of the
Directors is an "Independent  Director," under the Investment Company Act. Mr.
Murphy is an "Interested  Director," because he is affiliated with the Manager by virtue of his  positions as an officer and director of the Manager,  and as a shareholder of its parent company.

      The Fund's  Directors  and  officers and their  positions  held with the
Fund  and  length  of  service  in  such   position(s)   and  their  principal
occupations  and business  affiliations  during the past five years are listed in the chart  below.  The  information  for the  Directors  also  includes the dollar  range of shares of the Fund as well as the  aggregate  dollar range of shares  beneficially  owned in any of the  Oppenheimer  funds  overseen by the
Directors.  All of  the  Directors  are  also  Directors  or  Trustees  of the following  publicly  offered  Oppenheimer  funds  (referred  to  as  "Board  I
Funds"):

Oppenheimer AMT-Free Municipals
Oppenheimer     AMT-Free    New    York
Municipals                              Oppenheimer Growth Fund
Oppenheimer Balanced Fund
Oppenheimer California Municipal Fund   Oppenheimer International Growth Fund

                                        Oppenheimer  International  Small Company
Oppenheimer Capital Appreciation Fund   Fund
Oppenheimer Capital Preservation Fund   Oppenheimer Money Market Fund, Inc.
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund              Oppenheimer Multi-Sector Income Trust
Oppenheimer Emerging Growth Fund        Oppenheimer Multi-State Municipal Trust
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund             Oppenheimer Series Fund, Inc.

Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer  Gold  &  Special  Minerals
Fund                                    Oppenheimer U.S. Government Trust

      In addition  to being a trustee or  director  of the Board I Funds,  Mr.
Galli  is  also  a  director  or  trustee  of  10  other   portfolios  in  the
OppenheimerFunds complex. Present or former officers,  directors, trustees and employees (and their  immediate  family  members) of the Fund, the Manager and its affiliates,  and retirement plans  established by them for their employees are  permitted to purchase  shares of the Fund and Class A shares of the other
Oppenheimer  funds at net asset value without sales charge.  The sales charges on Class A shares is waived for that group  because of the  economies of sales efforts realized by the Distributor.

      Messrs. Murphy, Petersen,  Vandehey,  Vottiero,  Weiss, Wixted and Zack,
and Mses. Bloomberg, , Ives, Lee and Wolf,  respectively hold the same offices with one or more of the  other  Board I Funds as with the  Fund.  As of August
30, 2004, the Directors and officers of the Fund, as a group,  owned of record or  beneficially  less  than 1% of each  class  of  shares  of the  Fund.  The foregoing  statement does not reflect  ownership of shares of the Fund held of record by an employee  benefit plan for  employees of the Manager,  other than the  shares  beneficially  owned  under the plan by the  officers  of the Fund listed above. In addition,  each Independent  Director,  and his or her family members,  do not own  securities of either the Manager or  Distributor  of the
Board I Funds or any person directly or indirectly controlling,  controlled by or under common control with the Manager or Distributor.

|X|   Affiliated  Transactions  and  Material  Business   Relationships.   Mr.
Reynolds  has  reported  he has a  controlling  interest  in The  Directorship
Group,  Inc. ("The  Directorship  Search Group"),  a director  recruiting firm that  provided  consulting  services to  Massachusetts  Mutual Life  Insurance
Company  (which  controls  the  Manager) for fees of $137,500 for the calendar your ended  December 31, 2002.  Mr.  Reynolds  reported that The  Directorship
Search Group did not provide consulting services to Massachusetts  Mutual Life
Insurance  Company  during the calendar  ended  December 31, 2003 and does not expect to provide any such  services in the calendar  year ended  December 31,
2004.

      The Independent  Directors have  unanimously  (except for Mr.  Reynolds, who  abstained)  determined  that  the  consulting  arrangements  between  The
Directorship  Search Group and  Massachusetts  Mutual Life  Insurance  Company
were  not  material   business  or  professional   relationships   that  would
compromise Mr. Reynolds' status as an Independent  Director.  Nonetheless,  to assure  certainty  as to  determinations  of the  Board  and  the  Independent
Directors  as to matters  upon which the  Investment  Company Act or the rules thereunder  require  approval  by a majority  of  Independent  Directors,  Mr.
Reynolds will not be counted for purposes of  determining  whether a quorum of
Independent  Directors  was  present  or  whether a  majority  of  Independent
Directors approved the matter.

      The address of each Director in the chart below is 6803 S. Tucson Way,
Centennial, CO 80112-3924. Each Director serves for an indefinite term, until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                               Independent Directors
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,                Principal Occupation(s) During Past 5    Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                                                                         Beneficially
                                                                         Owned in
                     Years;                                   Range of   Any of the
Position(s) Held     Other Trusteeships/Directorships Held    Shares     Oppenheimer
with Fund,           by Director;                             BeneficiallFunds
Length of Service,   Number of Portfolios in Fund Complex     Owned in   Overseen
Age                  Currently Overseen by Director           the Fund   by Director
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,

                                                                       2003

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Clayton K. Yeutter,  Of Counsel  (since  June  1993)  Hogan & $None      Over
Chairman of the      Hartson (a law firm); a director  (since            $100,000
Board of Directors   2002)   of   Danielson   Holding   Corp.
since 2003;          Formerly  a  director  of   Weyerhaeuser
Director since 1991  Corp.  (1999-April  2004),  Caterpillar,
Age: 73              Inc.   (1993-December   2002),   ConAgra
                     Foods  (1993-2001),   Texas  Instruments
                     (1993-2001)    and    FMC    Corporation
                     (1993-2001).  Oversees 25  portfolios in
                     the OppenheimerFunds complex

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Galli,     A   trustee   or   director   of   other $50,001-100Over
Director since 1993  Oppenheimer    funds..    Oversees    35            $100,000
Age: 71              portfolios   in   the   OppenheimerFunds

                     complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Phillip A.           A   director   (since   1991)   of   the $None      Over
Griffiths, Director  Institute     for    Advanced     Study,            $100,000
since 1999           Princeton,   N.J.,  a  director   (since
Age: 65              2001) of GSI Lumonics,  a trustee (since
                     1983)  of  Woodward  Academy,  a  Senior
                     Advisor  (since  2001) of The  Andrew W.
                     Mellon  Foundation.  A  member  of:  the
                     National   Academy  of  Sciences  (since
                     1979),  American  Academy  of  Arts  and
                     Sciences    (since    1995),    American
                     Philosophical  Society  (since 1996) and
                     Council  on  Foreign   Relations  (since
                     2002).  Formerly a  director  of Bankers
                     Trust New York Corporation  (1994-1999).
                     Oversees    25    portfolios    in   the
                     OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Mary Miller1         Formerly,   Senior  Vice  President  and None       None
Director since 2004  General   Auditor,    American   Express
Age: 61              Company   (July   1998-February   2003).
                     Member,   Board  of   Trustees   of  the
                     American   Symphony   Orchester   (since
                     1999).

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Joel W. Motley,      Director  (since 2002)  Columbia  Equity $None      $10,001-$50,000
Director since 2002  Financial     Corp.      (privately-held
Age: 52              financial  adviser);  Managing  Director
                     (since  2002)   Carmona   Motley,   Inc.
                     (privately-held    financial   adviser);
                     Formerly    he   held   the    following
                     positions:  Managing  Director  (January
                     1998-December   2001),.    Oversees   25
                     portfolios   in   the   OppenheimerFunds
                     complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Edward V. Regan,     A  director  (since  February  1972)  of $1-10,000  Over
Director since 1980  Dominion   Resources,   Inc.   (electric            $100,000
Age: 77              utility   holding   company)  and  Prime
                     Retail,  Inc.  (real  estate  investment
                     trust);  formerly a director of Dominion
                     Energy,  Inc.  (electric power and oil &
                     gas   producer),   President  and  Chief
                     Executive   Officer  of  The  Conference
                     Board, Inc.  (international economic and
                     business  research)  and a  director  of
                     Lumbermens   Mutual  Casualty   Company,
                     American  Motorists   Insurance  Company
                     and   American    Manufacturers   Mutual
                     Insurance    Company.     Oversees    25
                     portfolios   in   the   OppenheimerFunds
                     complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Edward V. Regan,     Chairman    (since    1993)    of    The $None      $50,001-$50,000
Director since 1993  Directorship    Search    Group,    Inc.
Age: 74              (corporate   governance  consulting  and
                     executive  recruiting);  a life  trustee
                     of   International   House   (non-profit
                     educational    organization),    and   a
                     trustee  (since  1996) of the  Greenwich
                     Historical    Society.    Oversees    25
                     investment      companies     in     the
                     OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Russell S.           Chairman (since 1993) of The             $None      Over
Reynolds, Jr.,       Directorship Search Group, Inc.                     $100,000
Director since 1989  (corporate governance consulting and
Age: 72              executive recruiting); a life trustee
                     of International House (non-profit
                     educational organization), and a former
                     trustee of the Greenwich Historical
                     Society. Oversees 25 portfolios in the
                     OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Donald W. Spiro,     Chairman  Emeritus  (since January 1991) Over       Over
Vice Chairman of     of  the  Manager.  Formerly  a  director $100,000   $100,000
the Board of         (January   1969-August   1999)   of  the
Directors,           Manager.  Oversees 25  portfolios in the
Director since 1985  OppenheimerFunds complex.
Age: 78

-------------------------------------------------------------------------------------

      The address of Mr. Murphy in the chart below is Two World Financial
Center, 225 Liberty Street-11th Floor, , New York, NY 10281-1008. Mr. Murphy
serves for an indefinite term, until his resignation, death or removal.

-------------------------------------------------------------------------------------
                          Interested Director and Officer
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,                Principal Occupation(s) During Past 5    Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                                                                         Beneficially
                                                                         Owned in
                     Years;                                   Range of   Any of the

Position(s) Held     Other Trusteeships/Directorships Held    Shares     Oppenheimer
with Fund,           by Director;                             BeneficiallFunds
Length of Service,   Number of Portfolios in Fund Complex     Owned in   Overseen
Age                  Currently Overseen by Director           the Fund   by Director

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,

                                                                       2003

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

John V. Murphy,      Chairman,  Chief  Executive  Officer and $50,001 -  Over
President and        director    (since    June   2001)   and 100,000    $100,000
Director             President  (since September 2000) of the
since 2001           Manager;  President  and a  director  or
Age: 55              trustee  of  other  Oppenheimer   funds;
                     President  and a  director  (since  July
                     2001) of Oppenheimer  Acquisition  Corp.
                     (the Manager's  parent holding  company)
                     and    of    Oppenheimer     Partnership
                     Holdings,   Inc.   (a  holding   company
                     subsidiary of the  Manager);  a director
                     (since       November      2001)      of
                     OppenheimerFunds  Distributor,  Inc.  (a
                     subsidiary  of  the  Manager);  Chairman
                     and a  director  (since  July  2001)  of
                     Shareholder   Services,   Inc.   and  of
                     Shareholder  Financial  Services,   Inc.
                     (transfer  agent   subsidiaries  of  the
                     Manager);   President   and  a  director
                     (since  July  2001) of  OppenheimerFunds
                     Legacy   Program  (a  charitable   trust
                     program  established by the Manager);  a
                     director  of  the  following  investment
                     advisory  subsidiaries  of the  Manager:
                     OFI   Institutional   Asset  Management,
                     Inc.,    Centennial   Asset   Management
                     Corporation,      Trinity     Investment
                     Management   Corporation   and   Tremont
                     Capital    Management,    Inc.    (since
                     November   2001),    HarbourView   Asset
                     Management  Corporation  and OFI Private
                     Investments,  Inc.  (since  July  2001);
                     President  (since  November 1, 2001) and
                     a   director   (since   July   2001)  of
                     Oppenheimer   Real   Asset   Management,
                     Inc.;  Executive Vice  President  (since
                     February 1997) of  Massachusetts  Mutual
                     Life  Insurance  Company (the  Manager's
                     parent company);  a director (since June
                     1995) of DLB Acquisition  Corporation (a
                     holding  company that owns the shares of
                     Babson   Capital   Management   LLC);  a
                     member   of   the   Investment   Company
                     Institute's Board of Governors  (elected
                     to serve from  October  3, 2003  through
                     September  30,  2006).  Formerly,  Chief
                     Operating Officer  (September  2000-June
                     2001)  of  the  Manager;  President  and
                     trustee  (November  1999-November  2001)
                     of  MML  Series   Investment   Fund  and
                     MassMutual      Institutional      Funds
                     (open-end   investment   companies);   a
                     director  (September  1999-August  2000)
                     of   C.M.   Life   Insurance    Company;
                     President,  Chief Executive  Officer and
                     director  (September  1999-August  2000)
                     of  MML   Bay   State   Life   Insurance
                     Company;   a  director  (June  1989-June
                     1998)  of  Emerald   Isle   Bancorp  and
                     Hibernia  Savings  Bank (a  wholly-owned
                     subsidiary  of  Emerald  Isle  Bancorp).
                     Oversees      73      portfolios      as
                     Trustee/Director  and 10  portfolios  as
                     Officer in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------

      The address of the Officers in the chart below is as follows: for Mr.
Zack and Mses. Bloomberg and Lee, Two World Financial Center, 225 Liberty
Street-11th Floor, New York, NY 10281-1008, for Messrs.Petersen,
Vandehey,Vottiero, Weiss and Wixted and Mses. Ives and Wolf, 6803 S. Tucson
Way, Centennial, CO 80112-3924. Each Officer serves for an annual term or until his or her earlier resignation, death or removal.

------------------------------------------------------------------------------------
                               Officers of the Fund
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Name,                   Principal Occupation(s) During Past 5 Years
Position(s) Held with
Fund,
Length of Service,
Age
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Carol E. Wolf, Vice     Senior Vice  President of the Manager (since June 2000) and
President and           of HarbourView  Asset  Management  Corporation  (since June
Portfolio Manager       2003);  an officer of 6 portfolios in the  OppenheimerFunds
since 1988              complex.  Formerly Vice President of the Manager (June 1990
Age: 52                 - June 2000).

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Barry D. Weiss, Vice    Vice  President  of the  Manager  (since  July 2001) and of
President and           HarbourView  Asset  Management   Corporation   (since  June
Portfolio Manager       2003);  an officer of 6 portfolios in the  OppenheimerFunds
since 2001              complex.  Formerly  Assistant  Vice  President  and  Senior
Age: 40                 Credit Analyst of the Manager  (February  2000-June  2001).
                        Prior to joining  the  Manager  in  February  2000,  he was
                        Associate  Director,  Structured  Finance,  Fitch IBCA Inc.
                        (April 1998 - February 2000).

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Brian W. Wixted,        Senior Vice  President and Treasurer  (since March 1999) of
Treasurer since 1999    the Manager;  Treasurer  of  HarbourView  Asset  Management
Age: 44                 Corporation,    Shareholder   Financial   Services,   Inc.,
                        Shareholder   Services,   Inc.,   Oppenheimer   Real  Asset
                        Management   Corporation,   and   Oppenheimer   Partnership
                        Holdings,   Inc.   (since  March  1999),   of  OFI  Private
                        Investments,  Inc. (since March 2000), of  OppenheimerFunds
                        International  Ltd.  and  OppenheimerFunds  plc  (since May
                        2000), of OFI Institutional  Asset Management,  Inc. (since
                        November 2000), and of  OppenheimerFunds  Legacy Program (a
                        Colorado   non-profit   corporation)   (since  June  2003);
                        Treasurer and Chief  Financial  Officer (since May 2000) of
                        OFI  Trust  Company  (a  trust  company  subsidiary  of the
                        Manager);   Assistant   Treasurer  (since  March  1999)  of
                        Oppenheimer  Acquisition Corp. Formerly Assistant Treasurer
                        of   Centennial   Asset   Management   Corporation   (March
                        1999-October  2003)  and  OppenheimerFunds  Legacy  Program
                        (April  2000-June  2003);  Principal  and  Chief  Operating
                        Officer   (March   1995-March   1999)  at   Bankers   Trust
                        Company-Mutual  Fund  Services  Division.  An officer of 83 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Mark S. Vandehey,       Senior Vice President and Chief  Compliance  Officer (since
Vice President and      March  2004) of the  Manager;  Vice  President  (since June
Chief Compliance        1983) of  OppenheimerFunds  Distributor,  Inc.,  Centennial
Officer since 2004      Asset  Management  Corporation  and  Shareholder  Services,
Age:  54                Inc.  Formerly  (until  February  2004) Vice  President and
                        Director of  Internal  Audit of  OppenheimerFunds,  Inc. An
                        officer of 83 portfolios in the Oppenheimer funds complex.

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Philip Vottiero,        Vice President/Fund  Accounting of the Manager (since March
Assistant Treasurer     2002); formerly Vice President/Corporate  Accounting of the
since 2002              Manager (July  1999-March 2002) prior to which he was Chief
Age: 41                 Financial Officer at Sovlink  Corporation  (April 1996-June

                        1999). An officer of 91 portfolios in the  OppenheimerFunds complex.
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Robert G. Zack,         Executive Vice  President  (since January 2004) and General
Secretary since 2001    Counsel  (since  February  2002)  of the  Manager;  General
Age: 56                 Counsel  and  a  director  (since  November  2001)  of  the
                        Distributor;  General  Counsel  (since  November  2001)  of
                        Centennial  Asset  Management   Corporation;   Senior  Vice
                        President  and General  Counsel  (since  November  2001) of
                        HarbourView  Asset  Management  Corporation;  Secretary and
                        General   Counsel  (since  November  2001)  of  Oppenheimer
                        Acquisition  Corp.;  Assistant  Secretary  and  a  director
                        (since  October  1997)  of  OppenheimerFunds  International
                        Ltd.  and  OppenheimerFunds   plc;  Vice  President  and  a
                        director (since  November 2001) of Oppenheimer  Partnership
                        Holdings,   Inc.;  a  director  (since  November  2001)  of
                        Oppenheimer  Real  Asset  Management,   Inc.;  Senior  Vice
                        President,  General  Counsel and a director (since November
                        2001) of Shareholder Financial Services,  Inc., Shareholder
                        Services,  Inc.,  OFI  Private  Investments,  Inc.  and OFI
                        Trust  Company;  Vice  President  (since  November 2001) of
                        OppenheimerFunds  Legacy Program; Senior Vice President and
                        General Counsel (since November 2001) of OFI  Institutional
                        Asset  Management,  Inc.;  a director  (since June 2003) of
                        OppenheimerFunds  (Asia)  Limited.   Formerly  Senior  Vice
                        President (May 1985-December  2003), Acting General Counsel
                        (November   2001-February   2002)  and  Associate   General
                        Counsel (May 1981-October  2001) of the Manager;  Assistant
                        Secretary of Shareholder Services,  Inc. (May 1985-November
                        2001),   Shareholder  Financial  Services,  Inc.  (November
                        1989-November  2001);  and  OppenheimerFunds  International
                        Ltd.  (October   1997-November  2001).  An  officer  of  83
                        portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Kathleen T. Ives,       Vice  President  (since  June 1998) and Senior  Counsel and
Assistant Secretary     Assistant  Secretary  (since  October 2003) of the Manager;
since 2001              Vice President (since 1999) and Assistant  Secretary (since
Age: 38                 October  2003)  of  the  Distributor;  Assistant  Secretary
                        (since  October  2003)  of  Centennial   Asset   Management
                        Corporation;  Vice President and Assistant Secretary (since
                        1999) of Shareholder  Services,  Inc.;  Assistant Secretary
                        (since  December 2001) of  OppenheimerFunds  Legacy Program and of Shareholder  Financial  Services,  Inc.. Formerly an
                        Assistant Counsel (August  1994-October 2003) and Assistant
                        Vice President of the Manager (August  1997-June  1998). An
                        officer of 83 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Brian Petersen,         Assistant Vice President of the Manager since August 2002;
Assistant Treasurer     formerly Manager/Financial Product Accounting (November
since 2004              1998-July 2002) of the Manager. An officer of 83
Age: 34                 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Lisa I. Bloomberg,      Vice President and Associate Counsel of the Manager since
Assistant Secretary     May 2004; formerly First Vice President and Associate
since 2004              General Counsel of UBS Financial Services Inc. (formerly,
Age:  36                PaineWebber Incorporated) (May 1999 - April 2004) prior to which she was an Associate at Skaden, Arps, Slate, Meagher
                        & Flom, LLP (September 1996 - April 1999). An officer of
                        83 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Dina C. Lee,            Assistant Vice President and Assistant Counsel of the
Assistant Secretary     Manager (since December 2000); formerly an attorney and
since 2004              Assistant Secretary of Van Eck Global (until December
Age:  34                2000). An officer of 83 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------

      |X|               Remuneration  of  Directors.  The officers of the Fund
and one of the Directors of the Fund (Mr.  Murphy) who are affiliated with the
Manager  receive no salary or fee from the Fund.  The  remaining  Directors of the Fund received the  compensation  shown below from the Fund with respect to the Fund's  fiscal  year ended July 31, 2004 The  compensation  from all 25 of the Board I Funds  (including the Fund) represents  compensation  received for serving as a director or trustee and member of a committee (if  applicable) of the boards of those funds during the calendar year ended December 31, 2003.

------------------------------------------------------------------------------------
Director Name and Other    Aggregate     Retirement     Estimated        Total
                                                                      Compensation
                                                                        From All
                                                                      Oppenheimer
                                                          Annual       Funds For
                                          Benefits      Retirement       Which
                                         Accrued as    Benefits to     Individual

Fund Position(s)          Compensation  Part of Fund   be Paid Upon    Serves As
(as applicable)            From Fund1     Expenses     Retirement2   Trustee/Director

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Clayton K. Yeutter          $9,59253      $10,362        $61,306        $152,079

Chairman of the Board
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Robert G. Galli              $7,141        $8,121        $80,9234      $213,5365

Regulatory & Oversight
Committee Chairman
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Phillip Griffiths

Governance Committee
Chairman and Regulatory     $7,1826        $2,961        $23,309        $74,500
& Oversight Committee
Member

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Joel W. Motley
Audit Committee Chairman
and Regulatory &            $7,5667         $574         $14,530        $68,900
Oversight Committee
Member

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Benjamin Lipstein7           $6,573          $0          $79,622        $93,989

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Edward V. Regan              $6,428        $8,748        $59,353        $98,983
Proxy Committee Chairman
 and Audit Committee

Member
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Russell S. Reynolds, Jr.     $5,657        $7,713        $60,720        $77,002
Proxy Committee Member
and Governance Committee
Member

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Donald Spiro                 $3,539        $2,762        $20,6678       $64,080
Vice Chairman of the
Board

------------------------------------------------------------------------------------

Messrs.  Levy and Lipstein  and Ms.  Moynihan  retired as Trustees  from Board I effective January 1, 2003, March 31, 2003 and July 31, 2003,  respectively.  For the fiscal  year ended July 31,  2004,  Ms.  Moynihan  received  $601  aggregate compensation  from the Fund.  For the  calendar  year ended  December  31, 2003,
Messrs.  Levy and  Lipstein  and Ms.  Moynihan  received  $43,425,  $75,076  and
$88,229,  respectively,  of total compensation from all of the Oppenheimer funds for which they served as trustees/directors.

1. Aggregate

Compensation  From Fund includes fees and deferred  compensation,  if any, for a
Director.

2. Estimated Annual Retirement Benefits to be Paid Upon Retirement is based on a straight  life payment plan election  with the  assumption  that a Director will retire at the age of 75 and is  eligible  (after 7 years of  service) to receive
retirement  plan  benefits  as  described  below  under   "Retirement  Plan  for
Directors."

3. Includes $2,398 deferred by Mr. Yeutter under the Deferred  Compensation Plan described below.

4. Includes  $36,990  estimated to be paid to Mr. Galli for serving as a trustee or director of 10 other Oppenheimer funds that are not Board I Funds.

5.  Includes  $96,000 paid to Mr. Galli for serving as trustee or director of 10 other Oppenheimer funds that are not Board I Funds.

6. Includes  $7,182 deferred by Mr.  Griffiths  under the Deferred  Compensation
Plan described below.

7. Includes        $3,026
   deferred     by    Mr.
   Motley    under    the
   Deferred  Compensation
   Plan described below.

8. The amount for Mr.  Spiro is based on the  assumption  that he will retire at age 82 when he becomes  eligible to receive  retirement  plan benefits  (after 7 years of service).

|X| Retirement  Plan for Directors.  The Fund has adopted a retirement plan that provides for payments to retired Independent  Directors.  Payments are up to 80%
of the average  compensation  paid during a Director's  five years of service in which the highest  compensation was received.  A Director must serve as director for any of the Board I Funds for at least  seven  years in order to be  eligible for retirement plan benefits and must serve for at least 15 years to be eligible for the maximum benefit.  Each Director's retirement benefits will depend on the amount of the Director's future compensation and length of service.

|X| Deferred Compensation Plan for Directors. The Board of Directors has adopted a Deferred  Compensation  Plan for  Independent  Directors  that enables them to elect to defer  receipt of all or a portion of the annual fees they are entitled to  receive  from the Fund.  Under  the plan,  the  compensation  deferred  by a
Director  is  periodically  adjusted  as though an  equivalent  amount  had been invested in shares of one or more  Oppenheimer  funds  selected by the Director.
The amount  paid to the  Director  under the plan is  determined  based upon the performance of the selected funds.

     Deferral of Directors'  fees under the plan will not materially  affect the
Fund's assets,  liabilities or net income per share.  The plan will not obligate the Fund to retain the services of any Director or to pay any  particular  level of  compensation  to any  Director.  Pursuant to an Order issued by the SEC, the
Fund may invest in the funds  selected by the  Director  under the plan  without shareholder  approval for the limited  purpose of  determining  the value of the
Director's deferred fee account.

     Major  Shareholders.  As of August 30, 2004, the following  person owned of record or were  know by the Fund to own  beneficially  5% of more of the  Fund's outstanding securities of any class were the following: OppenheimerFunds,  Inc.,
6801 S. Tucson Way, Centennial, CO 80112-3924, which owned 154,420,107.590 Class
A Shares  (representing  8.58% of the Fund's  Class A shares then  outstanding).
Oregon College Savings Plan, Ultra Conservative  Portfolio, PO Box 5270, Denver,
CO 80217-5270,  which owned 3,371,693.940 Class Y Shares (representing 99.97% of the Fund's Class Y shares then outstanding).

The Manager.  The Manager
------------------------------------------------------------------------------------

is wholly-owned by Management  Oppenheimer  Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services organization.

     |X| The Investment  Advisory  Agreement.  The Manager  provides  investment advisory  and  management  services  to the Fund  under an  investment  advisory agreement  between the Manager and the Fund. The Manager selects  securities for the Fund's  portfolio  and  handles  its  day-to-day  business.  The  investment advisory  agreement  requires the Manager,  at its expense,  to provide the Fund with  adequate  office space,  facilities  and  equipment.  It also requires the
Manager to provide  and  supervise  the  activities  of all  administrative  and clerical  personnel  required to provide effective  administration for the Fund.
Those  responsibilities  include the compilation and maintenance of records with respect to its operations,  the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

     Expenses not expressly assumed by the Manager under the investment advisory agreement are paid by the Fund. The investment advisory agreement lists examples of expenses paid by the Fund. The major  categories  relate to interest,  taxes, fees to Independent Directors, legal and audit expenses,  custodian and transfer agent expenses,  share issuance costs,  certain printing and registration  costs and non-recurring expenses, including litigation costs. The management fees paid by the  Fund  to the  Manager  are  calculated  at the  rates  described  in the
Prospectus,  which  applied to the  assets of the Fund as a whole.  The Fees are
allocated   to  each  class  of  shares  Fee  Paid  to  based  on  the  relative
OppenheimerFu  proportion of the Fund's Inc.  nds, net assets  represent by that class.

     The management  fees paid by the Fund to the Manager during the Fund's most recent three fiscal years are as follows:

 Fiscal Year ending 7/31

------------------------------------------------------------------------------------
--------------------------------------------------------------------------------

       2002                                 $8,271,152*

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

       2003                                 $8,305,548

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

       2004                                  7,541,850

--------------------------------------------------------------------------------

*Does not include expense reimbursements of $3,202,968 during that period.

      The investment  advisory agreement states that in the absence of willful misfeasance  the Manager is not liable for any loss sustained by reason of the adoption of any  investment  policy or the purchase,  sale or retention of any security on its recommendation,  whether or not such recommendation shall have been based on its own  investigation  and research or upon  investigation  and research by any other  individual,  firm or corporation.  That  recommendation must have been made, and such other individual,  firm or corporation must have been selected,  with due care and in good faith.  However,  the Manager is not excused  from  liability  for its  willful  misfeasance,  bad  faith  or gross negligence in the performance of its duties, or its reckless  disregard of its obligations and duties, under the investment advisory agreement.

The  investment  advisory  agreement  permits the Manager to act as investment advisor  for any  other  person,  firm  or  corporation  and to use  the  name
"Oppenheimer" in connection with other  investment  companies for which it may act as  investment  advisor or general  distributor.  If the Manager  shall no longer act as  investment  advisor  to the Fund,  the right of the Fund to use the name "Oppenheimer" as part of its name may be withdrawn.

       |X|  Annual Approval of Investment Advisory  Agreement.  Each year, the
Board of  Directors,  including a majority of the  Independent  Directors,  is required to approve  the renewal of the  investment  advisory  agreement.  The
Investment  Company Act requires  that the Board  request and evaluate and the
Manager  provide such  information as may be reasonably  necessary to evaluate the  terms  of  the  investment  advisory  agreement.  The  Board  employs  an independent  consultant to prepare a report that provides such  information as the Board requests for this purpose.

      The  Board  reviewed  the  foregoing  information  in  arriving  at  its decision to approve the investment  advisory  agreement.  Among other factors, the Board considered:
o     The nature,  cost, and quality of the services  provided to the Fund and its shareholders;
o     The profitability of the Fund to the Manager;
o     The  investment  performance of the Fund in comparison to regular market indices;
o     Economies of scale that may be available to the Fund from the Manager;
o     Fees paid by other mutual funds for similar services;
o     The value and quality of any other benefits or services  received by the
         Fund from its relationship with the Manager; and
o     The  direct  and  indirect   benefits  the  Manager  received  from  its
         relationship  with the Fund. These included  services provided by the
         Distributor  and the Transfer  Agent,  and  brokerage and soft dollar arrangements  permissible  under  Section  28(e)  of  the  Securities
         Exchange Act.

      The Board  considered  that the  Manager  must be able to pay and retain high quality  personnel at competitive  rates to provide services to the Fund.
The Board also  considered  that  maintaining  the financial  viability of the
Manager is  important  so that the Manager will be able to continue to provide quality  services to the Fund and its shareholders in adverse times. The Board also  considered the  investment  performance of other mutual funds advised by the Manager.  The Board is aware that there are alternatives to the use of the
Manager.

      These  matters  were  also  considered  by  the  Independent  Directors, meeting  separately from the full Board with  experienced  Counsel to the Fund
who  assisted  the  Board  in  its   deliberations.   The  Fund's  Counsel  is
independent  of the  Manager  within the  meaning  and intent of the SEC Rules regarding the independence of counsel.

      After  careful  deliberation,   the  Board,  including  the  Independent
Directors of concluded  that it was in the best  interest of  shareholders  to continue the investment  advisory agreement for another year. In arriving at a decision to approve the Fund's investment  advisory  agreement,  the Board did not single  out any one  factor or group of  factors  as being more  important than other factors, but considered all factors together.  The Board judged the terms and  conditions  of the  investment  advisory  agreement,  including the investment  advisory  fee (as  revised),  in light  of all of the  surrounding circumstances.

      The agreement contains no expense limitation.  However, independently of the agreement,  the Manager has  voluntarily  undertaken  that it will pay all
Fund expenses  (exclusive of  non-recurring  and  extraordinary or exceptional costs and expenses) if and to the extent  necessary for the Fund to maintain a stable net asset value of $1.00 per share. That voluntary  expense  assumption may be amended or terminated at any time without notice.

The  Distributor.  Under  its  General  Distributor's  Agreement  with the Fund,
OppenheimerFunds  Distributor,  Inc., a subsidiary  of the Manager,  acts as the
Fund's principal  underwriter and Distributor in the continuous  public offering of the Fund's shares. The Distributor is not obligated to sell a specific number of shares.  The Distributor bears the expenses  normally  attributable to sales, including advertising and the cost of printing and mailing  prospectuses,  other than those furnished to existing shareholders.

     The Manager and the Distributor  may make payments to affiliates.  In their sole discretion,  they may also from time to time make substantial payments from their own  resources,  which  include the profits the Manager  derives  from the advisory  fees it  receives  from the  Fund,  to  compensate  brokers,  dealers, financial  institutions  and other  intermediaries  for  providing  distribution assistance and/or administrative services or that otherwise promote sales of the
Fund's  shares.  These  payments,  some of which may be  referred to as "revenue sharing,"  may  relate to the Fund's  inclusion  on a  financial  intermediary's preferred list of funds offered to its clients.

     Financial  intermediaries,  brokers and dealers may receive other  payments from the  Distributor or the Manager from their own resources in connection with the promotion  and/or sale of shares of the Fund,  including  payments to defray expenses  incurred in connection  with  educational  seminars and meetings.  The
Manager or Distributor may share expenses  incurred by financial  intermediaries in conducting  training and  educational  meetings about aspects of the Fund for employees of the  intermediaries  or for hosting client  seminars or meetings at which the Fund is discussed.  In their sole  discretion,  the Manager and/or the
Distributor may increase or decrease the amount of payments they make from their own resources for these purposes.

     |X|   Portfolio   Transactions.   Portfolio   decisions   are  based   upon
recommendations  and judgment of the Manager subject to the overall authority of the  Board  of  Directors.  Most  purchases  made  by  the  Fund  are  principal transactions at net prices, so the Fund incurs little or no brokerage costs. The
Fund deals  directly  with the selling or  purchasing  principal or market maker without  incurring charges for the services of a broker on its behalf unless the
Manager determines that a better price or execution may be obtained by using the services  of a broker.  Purchases  of  portfolio  securities  from  underwriters include a commission or concession  paid by the issuer to the  underwriter,  and purchases from dealers include a spread between the bid and asked prices.

     The Fund seeks to obtain prompt  execution of orders at the most  favorable net price. If dealers are used for portfolio  transactions,  transactions may be directed to dealers for their  execution  and  research  services.  The research services  provided by a  particular  broker may be useful only to one or more of the advisory  accounts of the Manager and its  affiliates.  Investment  research received for the  commissions  of those other accounts may be useful both to the
Fund and one or more of such other accounts. Investment research services may be supplied  to the Manager by a third  party at the  instance of a broker  through which trades are placed.  It may include  information and analyses on particular companies  and  industries  as well as market or economic  trends and  portfolio strategy,  receipt of market quotations for portfolio  evaluations,  information systems,  computer  hardware and similar  products and  services.  If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative  functions),  then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

     The research  services provided by brokers broaden the scope and supplement the research activities of the Manager.  That research provides additional views
and  comparisons  for  consideration,   and  helps  the  Manager  obtain  market
information  for the  valuation of  securities  held in the Fund's  portfolio or being considered for purchase.

     The Fund's policy of investing in short-term  debt securities with maturity of less than one year  results in high  portfolio  turnover and may increase the
Fund's  transaction costs.  However,  since brokerage  commissions,  if any, are small, high turnover does not have an appreciable adverse effect upon the income of the Fund.

Performance of the Fund

Explanation  of  Performance  Terminology.  The Fund uses a variety  of terms to illustrate its performance.  These terms include "yield," "compounded  effective yield" and "average annual total return." An explanation of how yields and total returns are  calculated  is set forth  below.  The charts  below show the Fund's performance as of the Fund's most recent fiscal year end. You can obtain current performance  information by calling the Fund's Transfer Agent at  1.800.225.5677
or    by    visiting     the     OppenheimerFunds     Internet     website    at
www.oppenheimerfunds.com.

     The Fund's  illustrations  of its performance data in  advertisements  must comply with rules of the SEC. Those rules describe the types of performance data that may be used and how it is to be calculated. If the fund shows total returns in  addition  to its  yields,  the  returns  must be for the 1-, 5- and  10-year periods ending as of the most recent  calendar  quarter prior to the publication of the advertisement (or its submission for publication).

     Use of standardized performance calculations enables an investor to compare the Fund's  performance to the  performance of other funds for the same periods.
However,  a number of  factors  should be  considered  before  using the  Fund's performance  information as a basis for comparisons  with other  investments:

o  Yields and total returns measure the  performance of a hypothetical  account in the  Fund  over  various  periods  and do  not  show  the  performance  of  each shareholder's  account.  Your  account's  performance  will  vary from the model performance  data if your  dividends  are  received in cash,  or you buy or sell shares during the period, or you bought your shares at a different time than the shares  used in the model.

o An  investment  in the Fund is not insured by the
FDIC or any  other  government  agency.

o The Fund's yield is not fixed or guaranteed and will fluctuate.

o Yields  and total  returns  for any given  past  period  represent  historical performance information and are not, and should not be considered,  a prediction of future yields or returns.

o Yields.  The Fund's current yield is calculated for a seven-day period of time as follows.  First, a base period return is calculated for the seven-day  period by  determining  the net  change  in the  value of a  hypothetical  pre-existing account  having one share at the beginning of the seven-day  period.  The change includes  dividends declared on the original share and dividends declared on any shares  purchased with dividends on that share,  but such dividends are adjusted to exclude any realized or  unrealized  capital  gains or losses  affecting  the dividends  declared.  Next,  the base period  return is  multiplied  by 365/7 to obtain the current yield to the nearest hundredth of one percent.

     The compounded effective yield for a seven-day period is calculated by:

     (1) adding 1 to the base period return (obtained as described above),

     (2) raising the sum to a power equal to 365 divided by 7, and

     (3) subtracting 1 from the result.

     The yield as calculated above may vary for accounts less than approximately
$100 in value due to the  effect of  rounding  off each  daily  dividend  to the nearest full cent.  The  calculation of yield under either  procedure  described above does not take into  consideration  any  realized  or  unrealized  gains or losses on the Fund's portfolio securities which may affect dividends. Therefore, the  return  on  dividends  declared  during a period  may not be the same on an annualized basis as the yield for that period.

     |X| Total Return Information.  There are different types of "total returns"
to measure  the  Fund's  performance.  Total  return is the change in value of a hypothetical  investment  in the Fund  over a given  period,  assuming  that all dividends and capital gains  distributions  are reinvested in additional  shares and that the investment is

redeemed at the end of the period.  The  cumulative  total  return  measures the change in value over the entire  period (for  example,  ten  years).  An average annual  total  return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period.

However,   average  annual  total  returns  do  not  show  actual   year-by-year
performance.  The Fund uses  standardized  calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

o Average Annual Total Return.  The "average  annual total return" of each class is an average  annual  compounded  rate of return  for each year in a  specified number of  years.  It is the rate of  return  based on the  change in value of a hypothetical  initial investment of $1,000 ("P" in the formula below) held for a number of years  ("n") to  achieve  an  Ending  Redeemable  Value  ("ERV" in the formula) of that investment, according to the following formula:

-------------------

ERV    l/n - 1 = Average Annual Total
---
               Return
  P

o Cumulative Total Return.  The "cumulative total return"  calculation  measures the change in value of a hypothetical investment of $1,000 over an entire period of years.  Its calculation uses some of the same factors as average annual total return,  but it  does  not  average  the  rate of  return  on an  annual  basis.
Cumulative total return is determined as follows:

-------------------

 ERV - P   = Total Return
-----------
    P

-------------------
Average Annual Total Returnsi(at 7/31/04)    Compounded Effective Yield
                   (7 days ended 7/31/04)       (7 days ended 7/31/04)
--------------------------------------------------------------------------------
--------------------------------------------------------------------

                             1-Year  5 Years        10 Years

--------------------------------------------------------------------
-------------------------------------------------------------------

 Class A    0.71%    0.71%   0.43%    2.75%          3.83%

-------------------------------------------------------------------

Class Y shares were not publicly offered during the periods shown above.

      |X|   Other Performance Comparisons.  Yield information may be useful to investors in reviewing the Fund's  performance.  The Fund may make comparisons between its yield and that of other  investments,  by citing  various  indices such as The Bank Rate Monitor  National Index (provided by Bank Rate Monitor(TM))
which  measures  the  average  rate paid on bank money  market  accounts,  NOW accounts and  certificates of deposits by the 100 largest banks and thrifts in the top ten metropolitan  areas.  When comparing the Fund's yield with that of other  investments,  investors should understand that certain other investment alternatives  such as certificates  of deposit,  U.S.  government  securities, money market  instruments or bank accounts may provide fixed yields and may be insured or guaranteed.

      From time to time, the Fund may include in its  advertisements and sales literature  performance  information  about the Fund cited in other newspapers and  periodicals,  such as The New York Times,  which may include  performance quotations from other sources.

      From time to time,  the Fund's  Manager may publish  rankings or ratings of the Manager (or the Transfer  Agent) or the investor  services  provided by them  to  shareholders  of  the  Oppenheimer  funds,  other  than  performance rankings of the  Oppenheimer  funds  themselves.  Those ratings or rankings of investor/shareholder  services by third  parties  may compare the  services of the Oppenheimer  funds to those of other mutual fund families  selected by the rating or ranking  services.  They may be based on the  opinions of the rating or ranking  service  itself,  based on its research or  judgment,  or based on surveys of investors, brokers, shareholders or others.

------------------------------------------------------------------------------
A B O U T Y O U R A C C O U N T
------------------------------------------------------------------------------

How to Buy Shares

When you purchase  shares of the Fund,  your ownership  interest in the shares of the Fund will be recorded  as a book entry on the records of the Fund.  The
Fund will not issue or re-register physical share certificates.

AccountLink.  When shares are  purchased  through  AccountLink,  each purchase must be at least $50 and  shareholders  must  invest at least  $500  before an
                     ---
Asset  Builder Plan  (described  below) can be  established  on a new account.
Accounts  established  prior to  November  1,  2001,  will  remain  at $25 for additional  purchases.  Shares will be purchased  on the regular  business day the  Distributor  is  instructed  to initiate  the  Automated  Clearing  House
("ACH")  transfer to buy the shares.  Dividends will begin to accrue on shares purchased  by the  proceeds  of ACH  transfers  on the  business  day the Fund receives  Federal  Funds for the  purchase  through the ACH system  before the close of The New York Stock Exchange ("the  Exchange").  The Exchange normally closes at 4:00 P.M.,  but may close  earlier on certain days. If Federal Funds are  received on a business  day after the close of the  Exchange,  the shares will be  purchased  and  dividends  will  begin to accrue on the next  regular business day. The proceeds of ACH transfers are normally  received by the Fund three days after the  transfers  are  initiated.  If the  proceeds  of the ACH transfer  are not received on a timely  basis,  the  Distributor  reserves the right to cancel  the  purchase  order.  The  Distributor  and the Fund are not responsible for any delays in purchasing  shares  resulting from delays in ACH transmissions.

Asset  Builder  Plans.  As explained  in the  Prospectus,  you must  initially establish  your account with $500.  Subsequently,  you can  establish an Asset
Builder Plan to automatically  purchase additional shares directly from a bank account  for as  little  as $50.  For  those  accounts  established  prior  to
November 1, 2002 and which have  previously  established  Asset Builder Plans, additional  purchases  will remain at $25.  Shares  purchased by Asset Builder
Plan payments from bank  accounts are subject to the  redemption  restrictions for recent  purchases  described in the  Prospectus.  Asset  Builder Plans are available  only if your bank is an ACH member.  Asset Builder Plans may not be
used  to  buy  shares  for   OppenheimerFunds   employer-sponsored   qualified
retirement   accounts.   Asset  Builder  Plans  also  enable  shareholders  of
Oppenheimer  Cash  Reserves  to use their  account to make  monthly  automatic purchases of shares of up to four other Oppenheimer funds.

      If you make  payments  from your bank account to purchase  shares of the
Fund,  your bank  account  will be debited  automatically.  Normally the debit will be made two  business  days prior to the  investment  dates you select on your  application.  Neither the  Distributor,  the Transfer Agent nor the Fund
shall be  responsible  for any delays in  purchasing  shares  that result from delays in ACH transmission.

      Before  you  establish  Asset  Builder  payments,  you  should  obtain a prospectus  of the  selected  fund(s)  from  your  financial  advisor  (or the
Distributor)  and request an application  from the  Distributor.  Complete the application  and return  it.  You may change the amount of your Asset  Builder payment  or you can  terminate  these  automatic  investments  at any  time by writing to the  Transfer  Agent.  The  Transfer  Agent  requires a  reasonable
period   (approximately  10  days)  after  receipt  of  your  instructions  to implement them. The Fund reserves the right to amend,  suspend, or discontinue offering Asset Builder plans at any time without prior notice.

The Oppenheimer  Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free Municipals           Oppenheimer Limited Term Municipal Fund
Oppenheimer AMT-Free New York Municipals  Oppenheimer Main Street Fund
Oppenheimer Balanced Fund                 Oppenheimer Main Street Opportunity Fund
Oppenheimer Bond Fund                     Oppenheimer Main Street Small Cap Fund
Oppenheimer California Municipal Fund     Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer Pennsylvania Municipal Fund

                                          Oppenheimer Principal Protected Main
Oppenheimer Capital Preservation Fund     Street Fund

                                          Oppenheimer Principal Protected Main
Oppenheimer Capital Income Fund           Street Fund II
Oppenheimer Champion Income Fund          Oppenheimer Quest Balanced Fund
                                          Oppenheimer Quest Capital Value Fund,

Oppenheimer Convertible Securities Fund   Inc.

                                          Oppenheimer Quest International Value
Oppenheimer Developing Markets Fund       Fund, Inc.
Oppenheimer Disciplined Allocation Fund   Oppenheimer Quest Opportunity Value Fund
Oppenheimer Discovery Fund                Oppenheimer Quest Value Fund, Inc.
Oppenheimer Emerging Growth Fund          Oppenheimer Real Asset Fund
Oppenheimer Emerging Technologies Fund    Oppenheimer Real Estate Fund
                                          Oppenheimer Rochester National
Oppenheimer Enterprise Fund               Municipals
Oppenheimer Equity Fund, Inc.             Oppenheimer Senior Floating Rate Fund
Oppenheimer Global Fund                   Oppenheimer Small Cap Value Fund
Oppenheimer Global Opportunities Fund     Oppenheimer Strategic Income Fund
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Total Return Bond Fund
Oppenheimer Growth Fund                   Oppenheimer U.S. Government Trust
Oppenheimer High Yield Fund               Oppenheimer Value Fund

Oppenheimer International Bond Fund       Limited-Term New York Municipal Fund
Oppenheimer International Growth Fund     Rochester Fund Municipals
Oppenheimer International Small Company
Fund
Oppenheimer Limited Term California
Municipal
Fund
Oppenheimer Limited-Term Government Fund

Oppenheimer MidCap Fund

And the following money market funds:

Oppenheimer Cash Reserves                 Centennial Government Trust
Oppenheimer Money Market Fund, Inc.       Centennial Money Market Trust
Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust

      There is an initial  sales  charge on the  purchase of Class A shares of each of the  Oppenheimer  funds described above except the money market funds.
Under  certain  circumstances   described  in  this  Statement  of  Additional
Information,  redemption  proceeds of certain  money market fund shares may be subject to a contingent deferred sales charge.

      Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Directors' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

      The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses,
Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Directors, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include transfer and shareholder servicing agent fees and expenses and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to
Class A or Class Y shares and the dividends payable on Class A or Class Y shares may be reduced by incremental expenses borne solely by that class. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

Fund Account Fees. As stated in the Prospectus, a $12 annual
"Minimum Balance Fee" is assessed on each Fund account with a share balance valued under $500. The Minimum Balance Fee is
automatically deducted from each such Fund account on or about the second to last business day of September.

Listed below are certain cases in which the Fund has elected, in its discretion, not to assess the Fund Account Fees.  These exceptions are subject to change:
o     A fund account whose shares were acquired after September 30th of the prior year;
o     A fund account that has a balance below $500 due to the automatic conversion of shares from Class B to Class A shares. However, once all Class B shares held in the account have been converted to Class
         A shares the new account balance may become subject to the Minimum
         Balance Fee;
o     Accounts of shareholders who elect to access their account documents electronically via eDoc Direct;
o     A fund account that has only certificated shares and, has a balance below $500 and is being escheated;
o     Accounts of shareholders that are held by broker-dealers under the NSCC
         Fund/SERV system;
o     Accounts held under the Oppenheimer Legacy Program and/or holding certain Oppenheimer Variable Account Funds;
o     Omnibus accounts holding shares pursuant to the Pinnacle, Ascender,
         Custom Plus, Recordkeeper Pro and Pension Alliance Retirement Plan
         programs; and
o     A fund account that falls below the $500 minimum solely due to market fluctuations within the 12-month period preceding the date the fee is deducted.

To sign up to access account documents electronically via eDocs Direct, please visit the Service Center on our website at www.oppenheimerfunds.com or
                                                  ------------------------
call 1.888.470.0862 for instructions.

      The Fund reserves the authority to modify Fund Account Fees in its discretion.

Determination  of Net Asset Value Per Share.  The net asset value per share of the Fund is  determined  as of the close of business  of the  Exchange on each day that the Exchange is open.  The  calculation is done by dividing the value of the Fund's net assets by the  number of shares  that are  outstanding.  The
Exchange normally closes at 4:00 P.M.,  Eastern time, but may close earlier on some  other  days (for  example,  in case of  weather  emergencies  or on days falling  before a U.S.  holiday).  All references to time in this Statement of
Additional  Information mean "Eastern time." The Exchange's most recent annual announcement  regarding  holidays  and days when the market may close early is available on the Exchange's web site at www.nyse.com.

      The Fund's Board of Directors has adopted the  amortized  cost method to value the Fund's  portfolio  securities.  Under the amortized  cost method,  a security is valued initially at its cost and its valuation  assumes a constant amortization  of any premium or accretion of any  discount,  regardless of the impact of  fluctuating  interest  rates on the market  value of the  security.
This method does not take into  consideration any unrealized  capital gains or losses  on  securities.  While  this  method  provides  certainty  in  valuing securities,  in  certain  periods  the  value  of  a  security  determined  by amortized  cost may be higher or lower than the price the Fund  would  receive if it sold the security.

      The Fund's  Board of Directors  has  established  procedures  reasonably designed to  stabilize  the Fund's net asset  value at $1.00 per share.  Those procedures  include a review of the Fund's portfolio  holdings by the Board of
Directors, at intervals it deems appropriate,  to determine whether the Fund's net asset value calculated by using available market quotations  deviates from
$1.00 per share based on amortized cost.

      The Board of Directors will examine the extent of any deviation  between the  Fund's  net asset  value  based  upon  available  market  quotations  and amortized  cost.  If the Fund's net asset value were to deviate  from $1.00 by more than 0.5%,  Rule 2a-7 under the  Investment  Company Act of 1940 requires the Board of Directors to consider what action,  if any,  should be taken.  If they find that the extent of the  deviation  may cause a material  dilution or other  unfair  effects  on  shareholders,  the  Board of  Directors  will take whatever  steps it considers  appropriate to eliminate or reduce the dilution, including, among others,  withholding or reducing dividends,  paying dividends from  capital  or  capital  gains,  selling  portfolio  instruments  prior  to maturity  to  realize  capital  gains or  losses  or to  shorten  the  average maturity of the portfolio,  or calculating  net asset value per share by using available market quotations.

      During periods of declining  interest  rates,  the daily yield on shares of the Fund may tend to be lower  (and net  investment  income  and  dividends higher) than those of a fund  holding the  identical  investments  as the Fund but  which  used a method of  portfolio  valuation  based on market  prices or estimates of market  prices.  During  periods of rising  interest  rates,  the daily yield of the Fund would tend to be higher and its aggregate  value lower than that of an identical portfolio using market price valuation.

How to Sell Shares

      The  information   below   supplements  the  terms  and  conditions  for
redeeming shares set forth in the Prospectus.

Checkwriting.  When a check is presented to United  Missouri Bank (the "Bank")
for  clearance,  the Bank will ask the Fund to redeem a  sufficient  number of full and fractional  shares in the  shareholder's  account to cover the amount of the check. This enables the shareholder to continue receiving  dividends on those  shares  until the check is  presented  to the Fund.  Checks  may not be presented  for  payment at the  offices  of the Bank or the Fund's  custodian.
This  limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks.  The Fund reserves the right to amend,  suspend or  discontinue  offering  checkwriting  privileges at any time. The Fund will provide you notice whenever it is required to do so by applicable law.

      In choosing to take advantage of the Checkwriting  privilege, by signing the account  application or by completing a Checkwriting card, each individual who signs:
(1)   for  individual  accounts,  represents  that  they  are  the  registered owner(s) of the shares of the Fund in that account;
(2)   for accounts for corporations,  partnerships, trusts and other entities, represents  that they are an  officer,  general  partner,  trustee or other  fiduciary or agent,  as applicable,  duly authorized to act on behalf of the registered owner(s);
(3)   authorizes  the Fund,  its Transfer Agent and any bank through which the
         Fund's  drafts  (checks)  are payable to pay all checks  drawn on the
         Fund account of such  person(s) and to redeem a sufficient  amount of shares from that account to cover payment of each check;
      (4)   specifically  acknowledges that if they choose to permit checks to be honored if there is a single  signature  on checks  drawn  against joint accounts,  or accounts for corporations,  partnerships,  trusts or other  entities,  the  signature  of any one  signatory on a check will be sufficient to authorize  payment of that check and redemption from the account,  even if that account is registered in the names of more than one person or more than one  authorized  signature  appears on the Checkwriting card or the application, as applicable;
(5)   understands  that  the  Checkwriting  privilege  may  be  terminated  or amended at any time by the Fund and/or the Fund's bank; and
(6)   acknowledges  and agrees that  neither the Fund nor its bank shall incur any  liability  for that  amendment or  termination  of  checkwriting privileges or for redeeming shares to pay checks reasonably  believed by them to be genuine,  or for  returning  or not paying  checks that have not been accepted for any reason.

Sending  Redemption  Proceeds by Federal Funds Wire. The Federal Funds wire of redemption  proceeds may be delayed if the Fund's  custodian  bank is not open for business on a day when the Fund would  normally  authorize  the wire to be made,  which is usually the Fund's next  regular  business day  following  the redemption.  In those  circumstances,  the wire will not be transmitted  until the next  bank  business  day on  which  the  Fund is open  for  business.  No dividends will be paid on the proceeds of redeemed  shares  awaiting  transfer by Federal Funds wire.

Distributions   From  Retirement  Plans.   Requests  for  distributions   from
OppenheimerFunds-sponsored  IRAs, SEP-IRA's,  Simple IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing  plans should be addressed to
"Director,  OppenheimerFunds  Retirement Plans," c/o the Transfer Agent at its
address  listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must:
(1)   state the reason for the distribution;
(2)   state the owner's  awareness  of tax  penalties if the  distribution  is premature; and
(3)   conform to the  requirements of the plan and the Fund's other redemption requirements.

      Participants    (other   than    self-employed    plan    sponsors)   in
OppenheimerFunds-sponsored  pension or profit-sharing plans with shares of the
Fund held in the name of the plan or its  fiduciary  may not directly  request redemption of their accounts.  The plan  administrator  or fiduciary must sign the request.

      Distributions  from  pension  and profit  sharing  plans are  subject to special  requirements  under the Internal  Revenue Code and certain  documents
(available  from the Transfer  Agent) must be completed  and  submitted to the
Transfer  Agent  before  the  distribution  may be  made.  Distributions  from retirement  plans are subject to withholding  requirements  under the Internal
Revenue Code, and IRS Form W-4P  (available  from the Transfer  Agent) must be submitted  to  the  Transfer  Agent  with  the  distribution  request,  or the distribution may be delayed.  Unless the shareholder has provided the Transfer
Agent with a certified tax  identification  number,  the Internal Revenue Code requires that tax be withheld from any  distribution  even if the  shareholder elects not to have tax withheld.  The Fund, the Manager, the Distributor,  and
the  Transfer  Agent  assume  no   responsibility   to  determine   whether  a
distribution  satisfies the  conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special  Arrangements  for Repurchase of Shares from Dealers and Brokers.  The
Distributor  is the Fund's  agent to  repurchase  its shares  from  authorized dealers or brokers on behalf of their customers.  Shareholders  should contact their  broker or dealer to arrange  this type of  redemption.  The  repurchase price  per  share  will  be the  net  asset  value  next  computed  after  the
Distributor receives an order placed by the dealer or broker.  However, if the
Distributor  receives a  repurchase  order  from a dealer or broker  after the close of the Exchange on a regular  business day, it will be processed at that day's net asset  value if the order was  received by the dealer or broker from its customers prior to the time the Exchange  closes.  Normally,  the Exchange closes at 4:00 P.M.,  but may do so earlier  on some days.  Additionally,  the order must have been  transmitted to and received by the Distributor  prior to its close of business that day (normally 5:00 P.M.).

      Ordinarily,   for  accounts  redeemed  by  a  broker-dealer  under  this procedure,  payment will be made within three  business  days after the shares have been redeemed upon the Distributor's  receipt of the required  redemption documents in proper form. The  signature(s)  of the  registered  owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic  Withdrawal and Exchange Plans.  Investors owning shares of the Fund valued at $5,000 or more can  authorize  the Transfer  Agent to redeem  shares
(having  a value of at  least  $50)  automatically  on a  monthly,  quarterly, semi-annual or annual basis under an Automatic  Withdrawal  Plan.  Shares will
be  redeemed   three  business  days  prior  to  the  date  requested  by  the shareholder for receipt of the payment.  Automatic withdrawals of up to $1,500 per month may be  requested  by  telephone if payments are to be made by check payable  to all  shareholders  of  record.  Payments  must also be sent to the address of record for the account and the address  must not have been  changed
within   the   prior   30   days.   Required   minimum    distributions   from
OppenheimerFunds-sponsored  retirement  plans  may  not be  arranged  on  this basis.

      Payments  are  normally   made  by  check,   but   shareholders   having
AccountLink  privileges  (see  "How  To  Buy  Shares")  may  arrange  to  have
Automatic  Withdrawal Plan payments transferred to the bank account designated on the account  application or by  signature-guaranteed  instructions  sent to the  Transfer  Agent.  Shares are normally  redeemed  pursuant to an Automatic
Withdrawal  Plan three business days before the payment  transmittal  date you select in the account  application.  If a  contingent  deferred  sales  charge applies to the redemption,  the amount of the check or payment will be reduced accordingly.  The Fund  cannot  guarantee  receipt  of a  payment  on the date requested.  The Fund  reserves  the right to  amend,  suspend  or  discontinue offering these plans at any time without prior notice.

      By requesting an Automatic  Withdrawal or Exchange Plan, the shareholder agrees to the terms and  conditions  that apply to such plans as stated below.
These  provisions  may be  amended  from time to time by the Fund  and/or  the
Distributor.   When  adopted,  any  amendments  will  automatically  apply  to existing Plans.

      |X|   Automatic Exchange Plans.  Shareholders can authorize the Transfer
Agent to  exchange  a  pre-determined  amount of shares of the Fund for shares
(of the same class) of other  Oppenheimer  funds  automatically  on a monthly, quarterly,  semi-annual or annual basis under an Automatic  Exchange Plan. The minimum  amount  that may be  exchanged  to each  other  fund  account is $50.
Instructions  should  be  provided  on  the  OppenheimerFunds  Application  or signature-guaranteed  instructions.  Exchanges  made  under  these  plans  are subject to the  restrictions  that apply to  exchanges as set forth in "How to
Exchange  Shares" in the  Prospectus and below in this Statement of Additional
Information.

      |X|   Automatic  Withdrawal  Plans.  Fund  shares  will be  redeemed  as necessary to meet withdrawal payments.  Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested  dividends and capital gains  distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal  payments.  Depending upon the amount withdrawn, the investor's principal may be depleted.  Payments made under  withdrawal  plans should not be considered as a yield or income on your investment.

      The Transfer Agent will administer the investor's  Automatic  Withdrawal
Plan as agent for the shareholder(s)  (the "Planholder") who executed the Plan authorization  and application  submitted to the Transfer  Agent.  Neither the
Fund nor the Transfer  Agent shall incur any liability to the  Planholder  for any  action  taken  or not  taken  by the  Transfer  Agent  in good  faith  to administer the Plan. Share  certificates  will not be issued for shares of the
Fund  purchased  for and held  under the Plan,  but the  Transfer  Agent  will credit all such shares to the account of the  Planholder on the records of the
Fund.  Any  share  certificates  held  by  a  Planholder  may  be  surrendered unendorsed to the Transfer Agent with the Plan  application so that the shares represented by the certificate may be held under the Plan.

      For accounts  subject to Automatic  Withdrawal  Plans,  distributions of capital gains must be reinvested in shares of the Fund,  which will be done at net  asset  value  without a sales  charge.  Dividends  on shares  held in the account may be paid in cash or reinvested.

      Shares  will be redeemed  to make  withdrawal  payments at the net asset value per share  determined  on the  redemption  date.  Checks or  AccountLink payments  representing  the  proceeds  of Plan  withdrawals  will  normally be transmitted  three business days prior to the date selected for receipt of the payment,  according  to the choice  specified  in  writing by the  Planholder.
Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement  payments and the address to which  checks are to be mailed or  AccountLink  payments are to be sent may be changed at any time by the  Planholder by writing to the Transfer  Agent.  The
Planholder   should  allow  at  least  two  weeks'  time  after  mailing  such notification  for the  requested  change to be put in effect.  The  Planholder may, at any time,  instruct  the  Transfer  Agent by written  notice to redeem all,  or any part of,  the  shares  held  under  the Plan (in  proper  form in accordance with the requirements of the then-current  Prospectus of the Fund).
In that case,  the Transfer  Agent will redeem the number of shares  requested at the net  asset  value  per  share in  effect  and will mail a check for the proceeds to the Planholder.

      The  Planholder  may  terminate  a Plan at any  time by  writing  to the
Transfer  Agent.  The Fund may also give  directions to the Transfer  Agent to terminate  a Plan.  The  Transfer  Agent will also  terminate  a Plan upon its receipt of  evidence  satisfactory  to it that the  Planholder  has died or is legally  incapacitated.  Upon  termination  of a Plan by the Transfer Agent or the Fund,  shares that have not been redeemed  will be held in  uncertificated form  in  the  name  of  the  Planholder.  The  account  will  continue  as  a
dividend-reinvestment,   uncertificated   account   unless  and  until  proper
instructions  are  received  from  the  Planholder,  his  or her  executor  or guardian, or another authorized person.

      If the Transfer  Agent ceases to act as transfer agent for the Fund, the
Planholder  will be deemed to have  appointed any successor  transfer agent to act as agent in administering the Plan.

How to Exchange Shares

      As  stated  in  the  Prospectus,   shares  of  a  particular   class  of
Oppenheimer  funds having more than one class of shares may be exchanged  only
for  shares  of  the  same  class  of  other  Oppenheimer  funds.   Shares  of
Oppenheimer  funds that have a single class  without a class  designation  are deemed  "Class A" shares for this  purpose.  You can obtain a current  list of funds showing which funds offer which classes by calling the Distributor.

o     All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

      The following funds only offer Class A shares:
      Centennial America Fund, L.P.         Centennial New York Tax Exempt
                                            Trust
      Centennial California Tax Exempt      Centennial Tax Exempt Trust
      Trust
      Centennial Government Trust
      Centennial Money Market Trust

      The following funds do not offer Class N shares:

      Oppenheimer AMT-Free Municipals        Oppenheimer New Jersey Municipal
                                             Fund

      Oppenheimer AMT-Free New York          Oppenheimer Pennsylvania Municipal
      Municipals                             Fund
      Oppenheimer California Municipal Fund  Oppenheimer Rochester National
                                             Municipals

      Oppenheimer International Value Fund   Oppenheimer Senior Floating Rate
                                             Fund
      Oppenheimer Limited Term Municipal     Limited Term New York Municipal Fund
      Fund
      Oppenheimer Municipal Bond Fund        Rochester Fund Municipals
      Oppenheimer Principal Protected Main   Oppenheimer Limited Term California
      Street Fund II                         Municipal Fund
      Oppenheimer Money Market Fund, Inc.

      The following funds do not offer Class Y shares:

      Oppenheimer AMT-Free Municipals        Oppenheimer Limited Term Municipal Fund
      Oppenheimer AMT-Free New York          Oppenheimer New Jersey Municipal Fund
      Municipals
      Oppenheimer Balanced Fund              Oppenheimer Pennsylvania Municipal Fund
      Oppenheimer California Municipal Fund  Oppenheimer Principal Protected Main
                                             Street Fund
      Oppenheimer Capital Income Fund        Oppenheimer Principal Protected Main
                                             Street Fund II
      Oppenheimer Cash Reserves              Oppenheimer Quest Capital Value Fund,
                                             Inc.
      Oppenheimer Champion Income Fund       Oppenheimer Quest International Value
                                             Fund, Inc.
      Oppenheimer Convertible Securities     Oppenheimer Rochester National
      Fund                                   Municipals
      Oppenheimer Disciplined Allocation     Oppenheimer Senior Floating Rate Fund
      Fund
      Oppenheimer Developing Markets Fund    Oppenheimer Small Cap Value Fund
      Oppenheimer Gold & Special Minerals    Oppenheimer Total Return Bond Fund
      Fund
      Oppenheimer International Bond Fund    Limited Term New York Municipal Fund
      Oppenheimer International Growth Fund
      Oppenheimer International Small
      Company Fund
      Oppenheimer Limited Term Municipal
      Fund

o     Oppenheimer  Money  Market  Fund,  Inc.  only offers Class A and Class Y shares.

o     Class B, Class C and Class N shares of  Oppenheimer  Cash  Reserves  are generally  available  only by exchange  from the same class of shares of other  Oppenheimer funds or through  OppenheimerFunds-sponsored  401 (k)
      plans.
o     Class Y shares of  Oppenheimer  Real Asset Fund may not be exchanged for shares of any other fund.
o     Class  M  shares  of  Oppenheimer  Convertible  Securities  Fund  may be
      exchanged only for Class A shares of other  Oppenheimer  funds. They may not be  acquired  by  exchange  of  shares  of any  class  of any  other
      Oppenheimer  funds  except  Class A shares of  Oppenheimer  Money Market
      Fund or  Oppenheimer  Cash  Reserves  acquired  by  exchange  of Class M shares.
   o  Shares of  Oppenheimer  Capital  Preservation  Fund may not be exchanged for  shares of this  Fund,  Oppenheimer  Cash  Reserves  or  Oppenheimer
      Limited-Term  Government Fund. Only  participants in certain  retirement plans may purchase shares of Oppenheimer Capital  Preservation Fund, and only those  participants may exchange shares of other  Oppenheimer funds for shares of Oppenheimer Capital Preservation Fund.
   o  Class A shares of Oppenheimer  funds may be exchanged at net asset value for shares of any money market fund offered by the  Distributor.  Shares of any  money  market  fund  purchased  without  a sales  charge  may be exchanged  for shares of  Oppenheimer  funds offered with a sales charge upon  payment  of the sales  charge.  They may also be used to  purchase shares of  Oppenheimer  funds subject to an early  withdrawal  charge or contingent deferred sales charge.
o     Shares of this Fund purchased with the redemption  proceeds of shares of other  mutual  funds  (other  than funds  managed by the  Manager or its subsidiaries)  redeemed  within the 30 days prior to that  purchase  may subsequently be exchanged for shares of other  Oppenheimer funds without being subject to an initial sales charge or  contingent  deferred  sales charge.  To qualify for that  privilege,  the investor or the investor's dealer must notify the  Distributor of eligibility for this privilege at the time the Fund shares are purchased.  If requested,  they must supply proof of entitlement to this privilege.
o     Shares  of  the  Fund   acquired  by   reinvestment   of   dividends  or
      distributions  from any of the other  Oppenheimer funds or from any unit investment  trust for  which  reinvestment  arrangements  have been made with the  Distributor  may be exchanged at net asset value for shares of any of the Oppenheimer funds.

o     Shares of Oppenheimer Principal Protected Main Street Fund may be
      exchanged at net asset value for shares of any of the Oppenheimer funds.  However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected
      Main Street Fund until after the expiration of the warranty period
      (8/5/2010).
o     Shares of Oppenheimer Principal Protected Main Street Fund II may be
      exchanged at net asset value for shares of any of the Oppenheimer funds. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected
      Main Street Fund II until after the expiration of the warranty period
      (2/4/2011).

      The Fund may amend,  suspend or terminate the exchange  privilege at any time.  Although the Fund may impose these changes at any time, it will provide you  with  notice  of  those  changes  whenever  it  is  required  to do so by applicable  law.  It may be  required  to  provide  60 days'  notice  prior to materially amending or terminating the exchange privilege.  That 60 day notice is not required in extraordinary circumstances.

      |X|   How  Exchanges  Affect  Contingent   Deferred  Sales  Charges.  No
contingent  deferred  sales  charge is imposed on  exchanges  of shares of any class purchased subject to a contingent deferred sales charge.  However,  when shares  of this  Fund  acquired  by  exchange  of (i)  Class A shares of other
Oppenheimer  funds  (other  than  Rochester  Fund  Municipals  or  Oppenheimer
Rochester  National  Municipals)  purchased  subject  to a Class A  contingent deferred  sales  charge  are  redeemed  within  18  months  measured  from the beginning  of the  calendar  month of the initial  purchase  of the  exchanged shares,  or (ii)  Class A  shares  of  either  Rochester  Fund  Municipals  or
Oppenheimer  Rochester  National  Municipals  purchased  subject  to a Class A contingent  deferred  sales  charge  are  redeemed  within  24  months  of the beginning  of the  calendar  month of the initial  purchase  of the  exchanged
Class A shares,  the Class A  contingent  deferred  sales charge is imposed on the redeemed shares.

      |X|   Limits on Multiple  Exchange  Orders.  The Fund reserves the right to reject telephone or written exchange  requests  submitted in bulk by anyone on  behalf  of more  than  one  account.  The  Fund may  accept  requests  for exchanges  of up to 50 accounts  per day from  representatives  of  authorized dealers that qualify for this privilege.

      |X|   Telephone Exchange Requests.  When exchanging shares by telephone, a shareholder  must have an existing account in the fund to which the exchange is to be made.  Otherwise,  the investor must obtain a prospectus of that fund before the exchange  request may be submitted.  For full or partial  exchanges of an account made by telephone,  any special  account  features such as Asset
Builder Plans,  Automatic  Withdrawal Plans and retirement plan  contributions will be switched to the new account  unless the Transfer  Agent is  instructed otherwise.  If all telephone  lines are busy (which might occur,  for example, during periods of substantial market fluctuations),  shareholders might not be able to  request  exchanges  by  telephone  and would  have to submit  written exchange requests.

      |X|   Processing Exchange Requests.  Shares to be exchanged are redeemed on the regular  business day the Transfer Agent  receives an exchange  request in proper form (the  "Redemption  Date").  Normally,  shares of the fund to be acquired are  purchased on the  Redemption  Date,  but such  purchases  may be delayed  by either  fund up to five  business  days if it  determines  that it would be  disadvantaged by an immediate  transfer of the redemption  proceeds.
The Fund  reserves  the  right,  in its  discretion,  to refuse  any  exchange request  that may  disadvantage  it. For  example,  if the receipt of multiple exchange  requests  from a dealer might require the  disposition  of portfolio securities at a time or at a price that might be  disadvantageous to the Fund, the Fund may refuse the request.

      When you  exchange  some or all of your shares from one fund to another, any  special  account  feature  such as an  Asset  Builder  Plan or  Automatic
Withdrawal  Plan, will be switched to the new fund account unless you tell the
Transfer  Agent  not  to do  so.  However,  special  redemption  and  exchange features  such as Automatic  Exchange  Plans and  Automatic  Withdrawal  Plans
cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

      In connection with any exchange request,  the number of shares exchanged may be less than the number  requested if the exchange or the number requested would include shares subject to a restriction  cited in the Prospectus or this
Statement of  Additional  Information  or would  include  shares  covered by a share certificate that is not tendered with the request.  In those cases, only the shares available for exchange without restriction will be exchanged.

      The different  Oppenheimer  funds  available for exchange have different investment  objectives,  policies and risks. A shareholder  should assure that the fund  selected  is  appropriate  for his or her  investment  and should be aware  of  the  tax  consequences  of an  exchange.  For  federal  income  tax purposes,  an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another.  The Fund, the Distributor,  and the
Transfer  Agent are unable to  provide  investment,  tax or legal  advice to a shareholder  in connection  with an exchange  request or any other  investment transaction.

Dividends and Taxes

Dividends  and  Distributions.  The Fund has no fixed  dividend rate and there
can  be  no  assurance  as  to  the  payment  of  any  dividends.   Dividends,
distributions  (if  any)  and  proceeds  of  the  redemption  of  Fund  shares represented by checks  returned to the Transfer Agent by the Postal Service as undeliverable  will be  invested in shares of the Fund.  Reinvestment  will be made as promptly as possible  after the return of such checks to the  Transfer
Agent,  to enable  the  investor  to earn a return on  otherwise  idle  funds.
Unclaimed  accounts may be subject to state escheatment laws, and the Fund and
the   Transfer   Agent   will  not  be   liable  to   shareholders   or  their
representatives for compliance with those laws in good faith.

Tax Status of the Fund's  Dividends,  Distributions and Redemptions of Shares.
The  federal  tax  treatment  of  the  Fund's   dividends  and  capital  gains
distributions is briefly highlighted in the Prospectus.  The following is only a summary of certain  additional tax  considerations  generally  affecting the
Fund and its shareholders.

         The  tax   discussion  in  the   Prospectus  and  this  Statement  of
Additional  Information  is  based  on tax law in  effect  on the  date of the
Prospectus  and this  Statement  of  Additional  Information.  Those  laws and regulations  may  be  changed  by  legislative,  judicial,  or  administrative action,  sometimes with retroactive  effect.  State and local tax treatment of
ordinary   income   dividends  and  capital  gain   dividends  from  regulated
investment  companies may differ from the treatment under the Internal Revenue
Code described below.  Potential purchasers of shares of the Fund are urged to
consult  their  tax  advisers  with  specific   reference  to  their  own  tax
circumstances  as well as the  consequences  of  federal,  state and local tax rules affecting an investment in the Fund.

      |X|   Qualification  as a  Regulated  Investment  Company.  The Fund has
elected to be taxed as a regulated  investment  company under  Subchapter M of the  Internal  Revenue  Code of 1986,  as amended.  As a regulated  investment company,  the Fund is not subject to federal  income tax on the portion of its net  investment  income  (that  is,  taxable  interest,  dividends,  and other taxable ordinary income,  net of expenses,  and net short-term capital gain in excess of net  long-term  capital  loss) and capital gain net income (that is, the excess of net long-term capital gains over net short-term  capital losses)
that it distributes to shareholders.  That  qualification  enables the Fund to
"pass through" its income and realized  capital gains to shareholders  without having to pay tax on them.  This  avoids a  "double  tax" on that  income  and capital gains, since shareholders  normally will be taxed on the dividends and capital  gains they receive  from the Fund (unless  their Fund shares are held in a retirement  account or the shareholder is otherwise exempt from tax). The
Fund qualified as a regulated  investment  company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify.

      The Internal  Revenue Code contains a number of complex  tests  relating to qualification  that the Fund might not meet in a particular year. If it did not qualify as a regulated  investment company,  the Fund would be treated for tax purposes as an ordinary  corporation  and would  receive no tax  deduction for payments made to shareholders.

      To qualify as a regulated  investment company,  the Fund must distribute at  least  90% of  its  investment  company  taxable  income  (in  brief,  net investment  income  and the  excess of net  short-term  capital  gain over net long-term  capital  loss) for the  taxable  year.  The Fund must also  satisfy certain other  requirements  of the Internal  Revenue Code,  some of which are described  below.  Distributions  by the Fund made during the taxable year or, under  specified  circumstances,  within  12  months  after  the  close of the taxable  year,  will be considered  distributions  of income and gains for the
taxable   year  and  will   therefore   count  toward   satisfaction   of  the
above-mentioned requirement.

      To qualify as a regulated  investment  company,  the Fund must derive at least 90% of its gross income from dividends,  interest, certain payments with respect  to  securities  loans,  gains from the sale or other  disposition  of stock or securities or foreign  currencies  (to the extent such currency gains are directly related to the regulated  investment company's principal business of investing in stock or securities) and certain other income.

      In addition to satisfying the  requirements  described  above,  the Fund must satisfy an asset  diversification test in order to qualify as a regulated investment  company.  Under  that  test,  at the close of each  quarter of the
Fund's  taxable  year,  at least 50% of the value of the  Fund's  assets  must consist  of cash and  cash  items  (including  receivables),  U.S.  government
securities,   securities  of  other  regulated   investment   companies,   and
securities of other issuers.  As to each of those  issuers,  the Fund must not have  invested  more  than 5% of the  value  of the  Fund's  total  assets  in securities  of each  such  issuer  and the Fund must not hold more than 10% of the  outstanding  voting  securities of each such issuer.  No more than 25% of the value of its total  assets may be  invested in the  securities  of any one issuer  (other  than  U.S.  government  securities  and  securities  of  other regulated  investment  companies),  or in two or more  issuers  which the Fund controls  and which are engaged in the same or similar  trades or  businesses.
For  purposes  of this  test,  obligations  issued or  guaranteed  by  certain agencies  or  instrumentalities  of the U.S.  government  are  treated as U.S.
government securities.

      |X|   Excise Tax on Regulated Investment  Companies.  Under the Internal
Revenue Code, by December 31 each year,  the Fund must  distribute  98% of its taxable  investment  income earned from January 1 through  December 31 of that year and 98% of its capital  gains  realized in the period from  November 1 of the prior year  through  October 31 of the current  year.  If it does not, the
Fund must pay an excise tax on the amounts not  distributed.  It is  presently anticipated  that  the  Fund  will  meet  those  requirements.  To  meet  this requirement,  in certain circumstances the Fund might be required to liquidate portfolio  investments to make  sufficient  distributions  to avoid excise tax liability.  However, the Board of Directors and the Manager might determine in a particular year that it would be in the best interests of  shareholders  for the Fund not to make such  distributions at the required levels and to pay the excise  tax on the  undistributed  amounts.  That  would  reduce the amount of income or capital gains available for distribution to shareholders.

      |X|   Taxation of Fund Distributions.  The Fund anticipates distributing substantially  all of its investment  company  taxable income for each taxable year. Those  distributions  will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

      Distributions  by the  Fund  that  do  not  constitute  ordinary  income dividends  or  capital  gain  distributions  will be  treated  as a return  of capital  to the extent of the  shareholder's  tax basis in their  shares.  Any excess  will be treated as gain from the sale of those  shares,  as  discussed below.  Shareholders  will be advised  annually as to the U.S.  federal income tax  consequences of  distributions  made (or deemed made) during the year. If
prior   distributions  made  by  the  Fund  must  be   re-characterized  as  a
non-taxable  return of capital  at the end of the  fiscal  year as a result of the effect of the Fund's investment policies,  they will be identified as such in notices sent to shareholders.

      Distributions  by the Fund will be treated in the manner described above regardless  of whether the  distributions  are paid in cash or  reinvested  in additional shares of the Fund (or of another fund).  Shareholders  receiving a distribution  in the form of additional  shares will be treated as receiving a distribution  in an  amount  equal to the  fair  market  value  of the  shares received, determined as of the reinvestment date.

      The Fund will be required in certain  cases to withhold  28% of ordinary income  dividends,  capital  gains  distributions  and  the  proceeds  of  the redemption of shares,  paid to any shareholder (1) who has failed to provide a correct,  taxpayer  identification  number or to properly  certify that number
-------
when acquired,  (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly,  or (3) who has failed to certify to the Fund that the shareholder is not subject to backup  withholding or is an "exempt  recipient"  (such as a corporation).  All income and any tax withheld by the Fund is remitted by the U.S.  Treasury  and is  identified  in reports mailed to shareholders in January of each year.

Dividend  Reinvestment in Another Fund.  Shareholders of the Fund may elect to reinvest all dividends  and/or capital gains  distributions  in Class A shares of any of the other Oppenheimer funds listed above.  Reinvestment will be made without  sales  charge at the net asset value per share in effect at the close of business  on the payable  date of the  dividend or  distribution.  To elect this option,  the  shareholder  must notify the Transfer  Agent in writing and must  have  an  existing  account  in  the  fund  selected  for  reinvestment.
Otherwise,  the  shareholder  first must obtain a prospectus for that fund and an application from the Distributor to establish an account.  Dividends and/or distributions  from  shares of certain  other  Oppenheimer  funds  (other than
Oppenheimer  Cash Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The  Distributor.  The Fund's  shares are sold  through  dealers,  brokers and
other   financial    institutions   that   have   a   sales   agreement   with
OppenheimerFunds  Distributor,  Inc., a subsidiary of the Manager that acts as the Fund's  Distributor.  The Distributor also distributes shares of the other
Oppenheimer funds and is sub-distributor  for funds managed by a subsidiary of the Manager.

The Transfer Agent.  OppenheimerFunds  Services, the Fund's Transfer Agent, is
a division  of the  Manager.  It is  responsible  for  maintaining  the Fund's shareholder  registry  and  shareholder  accounting  records,  and for  paying dividends  and  distributions  to  shareholders.  It also handles  shareholder servicing and  administrative  functions.  It serves as the Transfer Agent for an annual per account  fee. It also acts as  shareholder  servicing  agent for the other Oppenheimer funds.  Shareholders should direct inquiries about their accounts to the Transfer  Agent at the address and toll-free  numbers shown on the back cover.

The  Custodian.  Citibank,  N.A. is the  Custodian of the Fund's  assets.  The
Custodian's  responsibilities  include safeguarding and controlling the Fund's portfolio  securities and handling the delivery of such securities to and from the Fund.  It is be the  practice of the Fund to deal with the  Custodian in a manner  uninfluenced by any banking  relationship  the Custodian may have with the Manager and its  affiliates.  The Fund's cash  balances with the Custodian in excess of $100,000 are not protected by Federal  deposit  insurance.  Those uninsured balances at times may be substantial.

Independent Auditors. KPMG LLP is the independent registered public accounting firm of the Fund. They audit the Fund's financial statements and perform other related audit services. They also act as auditors for the
Manager and certain other funds advised by the Manager and its affiliates.
Audit and non-audit services provided by KPMG LLP to the Fund must be pre-approved by the Audit Committee.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- THE BOARD OF DIRECTORS AND SHAREHOLDERS OF OPPENHEIMER MONEY MARKET FUND, INC.:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Money Market Fund, Inc., including the statement of investments, as of July 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

        We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

        In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Money Market Fund, Inc. as of July 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP Denver, Colorado

August 20, 2004 except as to the note entitled “Subsequent Events-Litigation,” which is as of September 14, 2004

STATEMENT OF INVESTMENTS July 31, 2004 -------------------------------------------------------------------------------- PRINCIPAL VALUE AMOUNT SEE NOTE 1 -------------------------------------------------------------------------------- CERTIFICATES OF DEPOSIT--15.4% -------------------------------------------------------------------------------- DOMESTIC CERTIFICATES OF DEPOSIT--1.7% Wells Fargo Bank NA: 1.30%, 8/6/04 $20,000,000 $ 20,000,000 1.31%, 8/13/04 10,000,000 10,000,000 -------------- 30,000,000 -------------------------------------------------------------------------------- YANKEE CERTIFICATES OF DEPOSIT--13.7% BNP Paribas, New York: 1.341%, 6/22/05 1 10,000,000 9,995,967 1.39%, 8/5/04 18,000,000 18,000,535 -------------------------------------------------------------------------------- Calyon, New York, 1.54%, 10/19/04 35,000,000 35,000,000 -------------------------------------------------------------------------------- Canadian Imperial Bank of Commerce NY, 1.39%, 6/28/05 1 20,000,000 19,994,524 -------------------------------------------------------------------------------- HBOS Treasury Services, New York: 1.085%, 8/9/04 15,000,000 15,000,000 1.285%, 9/17/04 16,000,000 16,000,000 1.65%, 10/29/04 13,000,000 13,000,000 -------------------------------------------------------------------------------- Lloyds TSB Bank plc, New York, 1.39%, 9/24/04 30,000,000 30,000,000 -------------------------------------------------------------------------------- Nordea Bank Finland plc, New York Branch, 1.395%, 6/29/05 1 12,000,000 11,996,156 -------------------------------------------------------------------------------- Societe Generale, New York, 1.31%, 6/14/05 1 33,000,000 32,991,342 -------------------------------------------------------------------------------- UBS AG Stamford CT: 1.255%, 9/13/04 25,000,000 25,000,149 1.26%, 9/16/04 20,000,000 20,000,127 -------------------------------------------------------------------------------- 246,978,800 -------------- Total Certificates of Deposit (Cost $276,978,800) 276,978,800 -------------------------------------------------------------------------------- DIRECT BANK OBLIGATIONS--7.9% -------------------------------------------------------------------------------- AB SPINTAB, 1.09%, 8/5/04 10,000,000 9,998,789 -------------------------------------------------------------------------------- Calyon North America, Inc., 1.40%, 9/9/04 7,000,000 6,989,383 PRINCIPAL VALUE AMOUNT SEE NOTE 1 -------------------------------------------------------------------------------- DIRECT BANK OBLIGATIONS Continued -------------------------------------------------------------------------------- Deutsche Bank Financial LLC, 1.12%, 8/19/04 $10,000,000 $ 9,994,400 -------------------------------------------------------------------------------- DnB NOR Bank ASA: 1.24%, 8/12/04 7,500,000 7,497,158 1.315%, 9/2/04 18,000,000 17,978,960 -------------------------------------------------------------------------------- Governor & Co. of the Bank of Ireland, 1.08%, 8/6/04 2 9,000,000 8,998,650 -------------------------------------------------------------------------------- HBOS Treasury Services: 1.095%, 8/6/04 5,000,000 4,999,240 1.10%, 8/4/04 10,000,000 9,999,083 1.35%, 9/10/04 4,900,000 4,892,650 -------------------------------------------------------------------------------- LaSalle Bank NA, 1.14%, 8/25/04 15,000,000 15,000,000 -------------------------------------------------------------------------------- Nationwide Building Society, 1.32%, 8/20/04 10,000,000 9,993,033 -------------------------------------------------------------------------------- Nordea North America, Inc., 1.60%, 10/14/04 15,000,000 14,950,667 -------------------------------------------------------------------------------- Toronto Dominion Holdings, Inc., 1.42%, 9/22/04 20,000,000 19,958,978 -------------- Total Direct Bank Obligations (Cost $141,250,991) 141,250,991 -------------------------------------------------------------------------------- SHORT-TERM NOTES--72.7% -------------------------------------------------------------------------------- ASSET-BACKED--23.5% Eiffel Funding LLC, 1.13%, 8/2/04 2 17,900,000 17,899,438 -------------------------------------------------------------------------------- FCAR Owner Trust I: 1.61%, 10/15/04 41,100,000 40,963,906 1.61%, 10/18/04 10,000,000 9,965,117 -------------------------------------------------------------------------------- Gotham Funding Corp.: 1.37%, 8/11/04 2 10,000,000 9,996,194 1.38%, 8/9/04 2 4,639,000 4,637,577 1.40%, 8/5/04 2 19,000,000 18,997,044 1.44%, 8/25/04 2 15,000,000 14,985,600 1.70%, 10/29/04 2 4,769,000 4,748,957 11 | OPPENHEIMER MONEY MARKET FUND, INC. STATEMENT OF INVESTMENTS Continued -------------------------------------------------------------------------------- PRINCIPAL VALUE AMOUNT SEE NOTE 1 -------------------------------------------------------------------------------- ASSET-BACKED Continued GOVCO Inc.: 1.55%, 10/19/04 2 $15,000,000 $ 14,948,979 1.58%, 10/21/04 2 14,744,000 14,691,585 1.59%, 10/25/04 2 20,000,000 19,924,917 -------------------------------------------------------------------------------- Legacy Capital LLC: 1.36%, 8/12/04 2 25,000,000 24,989,611 1.36%, 9/2/04 2 15,000,000 14,981,200 -------------------------------------------------------------------------------- Lexington Parker Capital Co. LLC, 1.16%, 8/3/04 2 21,700,000 21,698,609 -------------------------------------------------------------------------------- Neptune Funding Corp.: 1.23%, 8/12/04 2 10,100,000 10,095,803 1.40%, 8/16/04 2 25,000,000 24,985,417 1.40%, 8/19/04 2 17,000,000 16,988,100 -------------------------------------------------------------------------------- New Center Asset Trust, 1.60%, 10/7/04 15,000,000 14,955,333 -------------------------------------------------------------------------------- Perry Global Funding LLC, Series A, 1.55%, 10/21/04 2 15,000,000 14,947,688 -------------------------------------------------------------------------------- Regency Markets No. 1 LLC, 1.28%, 8/20/04 2 35,000,000 34,975,986 -------------------------------------------------------------------------------- Solitaire Funding LLC, 1.27%, 8/16/04 2 10,000,000 9,994,708 -------------------------------------------------------------------------------- Thornburg Mortgage Capital Resources, 1.685%, 11/1/04 2 25,000,000 24,904,049 -------------------------------------------------------------------------------- Victory Receivables Corp., 1.55%, 10/12/04 2 36,136,000 36,023,978 -------------- 421,299,796 -------------------------------------------------------------------------------- CAPITAL MARKETS--15.1% Banc of America Securities LLC, 1.40%, 8/2/04 1 50,000,000 50,000,000 -------------------------------------------------------------------------------- Bear Stearns Cos., Inc., 1.29%, 8/10/04 10,000,000 9,996,775 -------------------------------------------------------------------------------- Citigroup Global Markets Holdings, Inc.: 1.34%, 8/19/04 25,000,000 24,983,250 1.52%, 10/18/04 30,000,000 29,901,200 1.555%, 10/22/04 5,000,000 4,982,290 PRINCIPAL VALUE AMOUNT SEE NOTE 1 -------------------------------------------------------------------------------- CAPITAL MARKETS Continued Goldman Sachs Group, Inc.: 1.22%, 8/23/04 3 $10,000,000 $ 10,000,000 1.25%, 10/20/04 3 19,000,000 19,000,000 1.39%, 9/20/04 3 10,000,000 10,000,000 1.68%, 10/18/04 3 15,000,000 15,000,000 -------------------------------------------------------------------------------- Lehman Brothers, Inc., 1.38%, 12/15/04 1 25,000,000 25,000,000 -------------------------------------------------------------------------------- Morgan Stanley: 1.25%, 8/27/04 1 35,400,000 35,400,000 1.40%, 8/27/04 4,800,000 4,795,147 -------------------------------------------------------------------------------- Wachovia Securities LLC, 1.47%, 12/22/04 1 33,000,000 33,000,000 -------------- 272,058,662 -------------------------------------------------------------------------------- COMMERCIAL BANKS--2.5% Bank of America Corp., 1.60%, 10/26/04 35,000,000 34,866,222 -------------------------------------------------------------------------------- J.P. Morgan Chase & Co., 1.30%, 8/12/04 10,000,000 9,996,028 -------------- 44,862,250 -------------------------------------------------------------------------------- COMMERCIAL FINANCE--4.0% American Express Credit Corp., Series B, 1.51%, 12/16/04 1 10,000,000 10,005,600 -------------------------------------------------------------------------------- Caterpillar Financial Services Corp., Series F, 1.70%, 1/14/05 1 15,500,000 15,509,899 -------------------------------------------------------------------------------- Countrywide Home Loans, 1.37%, 8/2/04 45,900,000 45,898,215 -------------- 71,413,714 -------------------------------------------------------------------------------- COMMUNICATIONS EQUIPMENT--0.4% UT Telecommunication Open Infrastructure Agency RB, 1.45%, 9/1/04 1 7,000,000 7,000,000 -------------------------------------------------------------------------------- DIVERSIFIED FINANCIAL SERVICES--5.9% General Electric Capital Corp.: 1.29%, 9/8/04 20,000,000 19,972,767 1.34%, 9/7/04 15,000,000 14,979,342 12 | OPPENHEIMER MONEY MARKET FUND, INC. PRINCIPAL VALUE AMOUNT SEE NOTE 1 -------------------------------------------------------------------------------- DIVERSIFIED FINANCIAL SERVICES Continued General Electric Capital Services: 1.30%, 9/9/04 $10,000,000 $ 9,985,917 1.51%, 10/8/04 16,000,000 15,954,364 -------------------------------------------------------------------------------- Household Finance Corp.: 1.54%, 10/22/04 15,000,000 14,947,383 1.60%, 10/13/04 4,800,000 4,784,427 -------------------------------------------------------------------------------- Prudential Funding LLC: 1.12%, 8/4/04 13,000,000 12,998,787 1.62%, 10/28/04 12,000,000 11,952,480 -------------- 105,575,467 -------------------------------------------------------------------------------- INSURANCE--10.6% ING America Insurance Holdings, Inc.: 1.62%, 10/27/04 15,000,000 14,941,275 1.72%, 11/29/04 35,000,000 34,799,335 -------------------------------------------------------------------------------- Jackson National Life Global Funding, Series 2004-6, 1.38%, 8/16/04 1,4 17,500,000 17,500,000 -------------------------------------------------------------------------------- Jackson National Life Insurance Co.: 1.36%, 3/1/05 1 30,000,000 30,000,000 1.37%, 9/1/04 1 2,000,000 2,000,000 -------------------------------------------------------------------------------- Metropolitan Life Global Funding I, Series 2003-5, 1.39%, 8/15/04 1,3 18,000,000 18,000,000 -------------------------------------------------------------------------------- Prudential Insurance Co. of America, 1.60%, 1/31/05 1 25,000,000 25,000,000 -------------------------------------------------------------------------------- Security Life of Denver Insurance Co.: 1.31%, 8/18/04 1 14,000,000 14,000,000 1.46%, 10/27/04 1 25,000,000 25,000,000 -------------------------------------------------------------------------------- United of Omaha Life Insurance Co., 1.46%, 8/2/04 1,3 10,000,000 10,000,000 -------------- 191,240,610 -------------------------------------------------------------------------------- SPECIAL PURPOSE FINANCIAL--10.7% Blue Spice LLC, 1.54%, 10/12/04 2 3,900,000 3,887,988 PRINCIPAL VALUE AMOUNT SEE NOTE 1 -------------------------------------------------------------------------------- SPECIAL PURPOSE FINANCIAL Continued K2 (USA) LLC: 1.28%, 8/23/04 2 $20,000,000 $ 19,984,356 1.44%, 6/30/05 1,4 18,500,000 18,496,568 -------------------------------------------------------------------------------- LINKS Finance LLC: 1.35%, 10/15/04 1,4 17,500,000 17,500,000 1.38%, 1/21/05 1,4 10,000,000 9,999,057 1.41%, 8/25/04 1,4 10,000,000 9,999,868 1.41%, 9/30/04 1,4 15,000,000 14,999,508 -------------------------------------------------------------------------------- Parkland (USA) LLC: 1.36%, 10/15/04 1,4 10,000,000 9,999,795 1.36%, 1/14/05 1,4 20,000,000 19,999,090 -------------------------------------------------------------------------------- RACERS Trust, Series 2004-6-MM, 1.426%, 8/23/04 1,4 15,000,000 15,000,000 -------------------------------------------------------------------------------- Sigma Finance, Inc.: 1.33%, 12/6/04 1,4 10,000,000 9,999,310 1.34%, 9/16/04 2 7,000,000 6,988,014 1.35%, 12/15/04 1,4 25,000,000 24,998,607 1.42%, 11/26/04 1,4 11,000,000 10,999,474 -------------- 192,851,635 -------------- Total Short-Term Notes (Cost $1,306,302,134) 1,306,302,134 -------------------------------------------------------------------------------- U.S. GOVERNMENT AGENCIES--3.6% -------------------------------------------------------------------------------- Federal Home Loan Bank, 1.50%, 3/1/05 10,000,000 10,000,000 -------------------------------------------------------------------------------- Federal National Mortgage Assn.: 1.375%, 2/18/05 13,000,000 13,000,000 1.55%, 5/4/05 10,000,000 10,000,000 1.60%, 5/13/05 10,000,000 10,000,000 -------------------------------------------------------------------------------- FNMA Master Credit Facility, 1.61%, 10/1/04 22,500,000 22,438,619 -------------- Total U.S. Government Agencies (Cost $65,438,619) 65,438,619 -------------------------------------------------------------------------------- TOTAL INVESTMENTS, AT VALUE (Cost $1,789,970,544) 99.6% 1,789,970,544 -------------------------------------------------------------------------------- OTHER ASSETS NET OF LIABILITIES 0.4 7,078,439 ---------------------------------- NET ASSETS 100.0% $1,797,048,983 ================================== 13 | OPPENHEIMER MONEY MARKET FUND, INC. STATEMENT OF INVESTMENTS Continued -------------------------------------------------------------------------------- FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES AND DIRECT BANK OBLIGATIONS ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1. Represents the current interest rate for a variable or increasing rate security. 2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $395,274,448, or 22.00% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Directors. 3. Illiquid security. See Note 4 of Notes to Financial Statements. 4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $179,491,277 or 9.99% of the Fund's net assets as of July 31, 2004. SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS 14 | OPPENHEIMER MONEY MARKET FUND, INC. STATEMENT OF ASSETS AND LIABILITIES July 31, 2004 --------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

ASSETS
--------------------------------------------------------------------------------------------------------
Investments, at value (cost $1,789,970,544)--see accompanying statement of investments    $1,789,970,544
--------------------------------------------------------------------------------------------------------
Cash                                                                                           6,693,123
--------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of capital stock sold                                                                   8,162,545
Interest                                                                                       1,306,837
Other                                                                                            121,353
                                                                                          --------------
Total assets                                                                               1,806,254,402

--------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of capital stock redeemed                                                               7,633,138
Dividends                                                                                        421,149
Directors' compensation                                                                          413,652
Transfer and shareholder servicing agent fees                                                    341,605
Shareholder communications                                                                       225,280
Other                                                                                            170,595
                                                                                          --------------
Total liabilities                                                                              9,205,419

--------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                $1,797,048,983
                                                                                          ==============

--------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------------

Par value of shares of capital stock                                                      $  179,698,119
--------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                 1,617,348,076
--------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                       2,788
                                                                                          --------------
NET ASSETS--applicable to 1,796,981,191 shares of capital stock outstanding               $1,797,048,983
                                                                                          ==============

--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE                  $         1.00
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 15 | OPPENHEIMER MONEY MARKET FUND, INC. STATEMENT OF OPERATIONS For the Year Ended July 31, 2004 -------------------------------------------------------------------------------- INVESTMENT INCOME -------------------------------------------------------------------------------- Interest $ 20,778,605 -------------------------------------------------------------------------------- EXPENSES -------------------------------------------------------------------------------- Management fees 7,541,850 -------------------------------------------------------------------------------- Transfer and shareholder servicing agent fees 4,660,105 -------------------------------------------------------------------------------- Shareholder communications 440,113 -------------------------------------------------------------------------------- Directors' compensation 91,692 -------------------------------------------------------------------------------- Custodian fees and expenses 22,101 -------------------------------------------------------------------------------- Other 478,365 ------------- Total expenses 13,234,226 Less reduction to custodian expenses (3,643) Less payments and waivers of expenses (239,189) ----------- Net expenses 12,991,394 -------------------------------------------------------------------------------- NET INVESTMENT INCOME 7,787,211 -------------------------------------------------------------------------------- NET REALIZED GAIN ON INVESTMENTS 2,788 -------------------------------------------------------------------------------- NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS $ 7,789,999 ============= SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 16 | OPPENHEIMER MONEY MARKET FUND, INC. STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------------------------------------------

YEAR ENDED JULY 31,                                                               2004                 2003
------------------------------------------------------------------------------------------------------------

OPERATIONS
------------------------------------------------------------------------------------------------------------
Net investment income                                                   $     7,787,211     $    16,705,752
------------------------------------------------------------------------------------------------------------
Net realized gain                                                                 2,788             194,006
                                                                        ------------------------------------
Net increase in net assets resulting from operations                          7,789,999          16,899,758

------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------
Dividends from net investment income                                         (7,787,211)        (16,705,752)
------------------------------------------------------------------------------------------------------------
Distributions from net realized gain                                                 --            (183,666)

------------------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from capital stock transactions       (158,321,330)       (138,126,578)

------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------
Total decrease                                                             (158,318,542)       (138,116,238)
------------------------------------------------------------------------------------------------------------
Beginning of period                                                       1,955,367,525       2,093,483,763
------------------------------------------------------------------------------------------------------------
End of period                                                           $ 1,797,048,983     $ 1,955,367,525
                                                                        ====================================
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 17 | OPPENHEIMER MONEY MARKET FUND, INC. FINANCIAL HIGHLIGHTS --------------------------------------------------------------------------------

YEAR ENDED JULY 31                                    2004        2003         2002         2001         2000
---------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $ 1.00      $ 1.00       $ 1.00       $ 1.00       $ 1.00
---------------------------------------------------------------------------------------------------------------
Income from investment operations--net
investment income and net realized gain                 -- 1       .01          .02          .05          .05
---------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    -- 1      (.01)        (.02)        (.05)        (.05)
Distributions from net realized gain                    --          -- 1         -- 1         --           --
                                                    -----------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         -- 1      (.01)        (.02)        (.05)        (.05)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $ 1.00      $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                                    ===========================================================

---------------------------------------------------------------------------------------------------------------
TOTAL RETURN 2                                        0.43%       0.84%        1.88%        5.32%        5.38%
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)             $1,797      $1,955       $2,093       $2,128       $1,812
---------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                    $1,808      $2,014       $2,006       $1,968       $1,712
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                 0.43%       0.83%        1.88%        5.14%        5.27%
Total expenses                                        0.73%       0.72%        0.79%        0.68%        0.78%
Expenses after payments and waivers
and reduction to custodian expenses                   0.72%        N/A 4       0.63%         N/A 4        N/A 4
1. Less than $0.005 per share. 2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. 3. Annualized for periods of less than one full year. 4. Reduction to custodian expenses less than 0.01%. SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 18 | OPPENHEIMER MONEY MARKET FUND, INC. NOTES TO FINANCIAL STATEMENTS -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- 1. SIGNIFICANT ACCOUNTING POLICIES Oppenheimer Money Market Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek the maximum current income that is consistent with stability of principal. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

        The following is a summary of significant accounting policies consistently followed by the Fund.

-------------------------------------------------------------------------------- SECURITIES VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value. --------------------------------------------------------------------------------

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------

FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years for federal income tax purposes.

UNDISTRIBUTED NET UNDISTRIBUTED ACCUMULATED INVESTMENT INCOME LONG-TERM GAIN LOSS CARRYFORWARD 1,2 ----------------------------------------------------------------- $672,783 $-- $-- 1. During the fiscal year ended July 31, 2004, the Fund did not utilize any capital loss carryforward. 2. During the fiscal year ended July 31, 2003, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

19 | OPPENHEIMER MONEY MARKET FUND, INC. NOTES TO FINANCIAL STATEMENTS Continued -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- 1. SIGNIFICANT ACCOUNTING POLICIES Continued

The tax character of distributions paid during the years ended July 31, 2004 and July 31, 2003 was as follows:

YEAR ENDED YEAR ENDED JULY 31, 2004 JULY 31, 2003 ---------------------------------------------------------------- Distributions paid from: Ordinary income $ 7,787,211 $16,705,752 Long-term capital gain -- 183,666 ------------------------------ Total $ 7,787,211 $16,889,418 ============================== --------------------------------------------------------------------------------

DIRECTORS’ COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund’s independent directors. Benefits are based on years of service and fees paid to each director during the years of service. During the year ended July 31, 2004, the Fund’s projected benefit obligations were increased by $41,242 and payments of $28,366 were made to retired directors, resulting in an accumulated liability of $382,490 as of July 31, 2004.

        The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of directors’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

-------------------------------------------------------------------------------- EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund. -------------------------------------------------------------------------------- SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. -------------------------------------------------------------------------------- OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. 20 | OPPENHEIMER MONEY MARKET FUND, INC. -------------------------------------------------------------------------------- 2. SHARES OF CAPITAL STOCK

The Fund has authorized five billion shares of $.10 par value capital stock. Transactions in shares of capital stock were as follows:

                                         YEAR ENDED JULY 31, 2004                  YEAR ENDED JULY 31, 2003
                                      SHARES               AMOUNT               SHARES               AMOUNT
------------------------------------------------------------------------------------------------------------

Sold                           2,854,348,310      $ 2,854,348,310        3,243,493,493      $ 3,243,493,493
Dividends and/or
distributions reinvested           7,233,743            7,233,743           16,688,782           16,688,782
Redeemed                      (3,019,903,383)      (3,019,903,383)      (3,398,308,853)      (3,398,308,853)
                              ------------------------------------------------------------------------------
Net decrease                    (158,321,330)     $  (158,321,330)        (138,126,578)     $  (138,126,578)
                              ==============================================================================
-------------------------------------------------------------------------------- 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.45% of the first $500 million of aggregate net assets, 0.425% of the next $500 million of net assets, 0.40% of the next $500 million of net assets, 0.375% of the next $1.5 billion of net assets, and 0.35% of average annual net assets in excess of $3.0 billion.

--------------------------------------------------------------------------------

TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended July 31, 2004, the Fund paid $4,536,046 to OFS for services to the Fund.

--------------------------------------------------------------------------------

PAYMENTS AND WAIVERS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Fund. During the year ended July 31, 2004, OFS waived $239,189. This undertaking may be amended or withdrawn at any time.

-------------------------------------------------------------------------------- 4. ILLIQUID SECURITIES

As of July 31, 2004, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of July 31, 2004 was $82,000,000, which represents 4.56% of the Fund’s net assets.

-------------------------------------------------------------------------------- 5. SUBSEQUENT EVENTS LITIGATION. Three complaints have been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, "OppenheimerFunds"), as well as 51 of the Oppenheimer funds (collectively, the "Funds") excluding this Fund, and nine directors/trustees of certain of the Funds (collectively, the "Directors/Trustees"). The complaints allege that the Manager charged excessive fees for distribution and other costs, improperly used assets of the Funds in the form of directed brokerage commissions and 12b-1 fees to 21 | OPPENHEIMER MONEY MARKET FUND, INC. NOTES TO FINANCIAL STATEMENTS Continued -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- 5. SUBSEQUENT EVENTS Continued

pay brokers to promote sales of the Funds, and failed to properly disclose the use of Fund assets to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. The complaints further allege that by permitting and/or participating in those actions, the Directors/Trustees breached their fiduciary duties to Fund shareholders under the Investment Company Act of 1940 and at common law.

OppenheimerFunds believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them, the Funds or the Directors/Trustees and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, OppenheimerFunds, the Funds and the Directors/Trustees believe that the allegations contained in the complaints are without merit and intend to defend these lawsuits vigorously.

-------------------------------------------------------------------------------- ADDITIONAL CLASS OF SHARES. Effective August 27, 2004, the Fund will offer Class Y shares.

                                  Appendix A

                      Description of Securities Ratings

Below is a description  of the two highest  rating  categories  for Short Term
Debt and  Long  Term  Debt by the  "Nationally-Recognized  Statistical  Rating
Organizations" which the Manager evaluates in purchasing  securities on behalf of the Fund. The ratings  descriptions  are based on  information  supplied by the ratings organizations to subscribers.

SHORT-TERM DEBT RATINGS.

Moody's Investors Service, Inc. ("Moody's")

The following rating  designations for commercial paper (defined by Moody's as promissory  obligations  not  having  original  maturity  in  excess  of  nine months),  are judged by Moody's  to be  investment  grade,  and  indicate  the relative repayment capacity of rated issuers:

Prime-1: Superior capacity for repayment.  Capacity will normally be evidenced
by  the   following   characteristics:   (a)  leading   market   positions  in
well-established  industries;  (b) high rates of return on funds employed; (c)
conservative  capitalization  structure  with  moderate  reliance  on debt and ample  asset  protection;  (d) broad  margins  in  earning  coverage  of fixed financial charges and high internal cash generation;  and (e) well-established access to a range of  financial  markets  and  assured  sources  of  alternate liquidity.

Prime-2:  Strong  capacity for  repayment.  This will normally be evidenced by many of the  characteristics  cited  above  but to a lesser  degree.  Earnings trends and coverage  ratios,  while sound,  will be more subject to variation.
Capitalization characteristics,  while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

      Moody's  ratings  for state and  municipal  short-term  obligations  are designated  "Moody's  Investment  Grade" ("MIG").  Short-term notes which have demand features may also be designated as "VMIG".  These rating categories are as follows:

MIG  1/VMIG 1:  Denotes  superior  credit  quality.  Excellent  protection  is afforded by  established  cash flows,  highly  reliable  liquidity  support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: Denotes strong credit  quality.  Margins of protection are ample although not as large as in the preceding group.

Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies,
Inc. ("Standard and Poor's")

The following  ratings by Standard and Poor's for commercial paper (defined by
Standard  and Poor's as debt having an  original  maturity of no more than 365 days) assess the likelihood of payment:

A-1:  Obligation is rated in the highest category.  The obligor's  capacity to meet its  financial  commitment  on the  obligation  is  strong.  Within  this category,  a plus (+) sign  designation  indicates the  obligor's  capacity to meet its financial obligation is extremely strong.

A-2:  Obligation  is  somewhat  more  susceptible  to the  adverse  effects of changes in  circumstances  and economic  conditions than obligations in higher rating  categories.  However,  the  obligor's  capacity to meet its  financial commitment on the obligation is satisfactory.

Standard and Poor's ratings for Municipal Notes due in three years or less:
----------------------------------------------------------------------------

SP-1:  Strong capacity to pay principal and interest.  An issue  determined to possess a very strong capacity to pay debt service is given a (+) designation.

SP-2:   Satisfactory  capacity  to  pay  principal  and  interest,  with  some vulnerability  to adverse  financial and economic changes over the term of the notes.

Standard and Poor's  assigns "dual  ratings" to all municipal debt issues that have a demand or double feature as part of their provisions.  The first rating addresses  the  likelihood  of repayment of principal and interest as due, and the second rating  addresses only the demand feature.  With short-term  demand debt,  Standard  and Poor's note rating  symbols are used with the  commercial paper symbols (for example, "SP-1+/A-1+").

Fitch, Inc. ("Fitch")

Fitch assigns the following  short-term  ratings to debt  obligations that are payable on demand or have original  maturities of generally up to three years, including  commercial paper,  certificates of deposit,  medium-term notes, and municipal and investment notes:

F1:  Highest  credit  quality.   Strongest  capacity  for  timely  payment  of
financial  commitments.  May have an added  "+" to  denote  any  exceptionally strong credit feature.

F2:  Good  credit  quality.  A  satisfactory  capacity  for timely  payment of financial  commitments,  but the  margin  of  safety is not as great as in the case of higher ratings.

Dominion Bond Rating Service Limited ("DBRS")

R-1: Short term debt rated "R-1 (high)" is of the highest credit quality,  and indicates  an entity which  possesses  unquestioned  ability to repay  current liabilities  as they  fall  due.  Entities  rated  in this  category  normally
maintain   strong   liquidity   positions,   conservative   debt   levels  and
profitability  which is both stable and above average.  Companies achieving an
"R-1  (high)"  rating are  normally  leaders in  structurally  sound  industry segments with proven track records,  sustainable  positive  future results and
no  substantial   qualifying  negative  factors.  Given  the  extremely  tough definition  which DBRS has established  for an "R-1 (high)",  few entities are strong enough to achieve this rating.  Short term debt rated "R-1 (middle)" is of  superior  credit  quality  and, in most  cases,  ratings in this  category differ from "R-1 (high)"  credits to only a small degree.  Given the extremely tough  definition  which  DBRS has for the "R-1  (high)"  category  (which few companies  are  able to  achieve),  entities  rated  "R-1  (middle)"  are also considered strong credits which typically  exemplify above average strength in key areas of  consideration  for debt  protection.  Short term debt rated "R-1
(low)" is of  satisfactory  credit quality.  The overall  strength and outlook for key liquidity,  debt and profitability ratios is not normally as favorable
as  with  higher  rating  categories,   but  these  considerations  are  still
respectable.  Any  qualifying  negative  factors  which  exist are  considered manageable,  and the  entity  is  normally  of  sufficient  size to have  some influence in its industry.

R-2: Short term debt rated "R-2" is of adequate  credit quality and within the three subset grades (high,  middle,  low), debt protection  ranges from having reasonable  ability for timely  repayment to a level which is considered  only just  adequate.  The  liquidity  and debt  ratios  of  entities  in the  "R-2"
classification are not as strong as those in the "R-1" category,  and the past and future  trend may suggest  some risk of  maintaining  the  strength of key
ratios  in  these  areas.   Alternative   sources  of  liquidity  support  are
considered  satisfactory;  however,  even the strongest liquidity support will not improve the commercial paper rating of the issuer.  The size of the entity may restrict  its  flexibility,  and its relative  position in the industry is not typically as strong as the "R-1 credit".  Profitability  trends,  past and future,  may be less  favorable,  earnings not as stable,  and there are often negative  qualifying  factors  present  which  could also make the entity more vulnerable to adverse changes in financial and economic conditions.

LONG TERM DEBT RATINGS.

These  ratings  are  relevant  for  securities  purchased  by the Fund  with a remaining  maturity of 397 days or less,  or for rating  issuers of short-term obligations.

Moody's

Bonds (including municipal bonds) are rated as follows:

Aaa:  Judged  to be the best  quality.  They  carry  the  smallest  degree  of investment  risk  and are  generally  referred  to as "gilt  edged."  Interest payments are  protected by a large or by an  exceptionally  stable  margin and principal  is secure.  While the  various  protective  elements  are likely to change,  the  changes  that can be  expected  are most  unlikely to impair the fundamentally strong position of such issues.
Aa:  Judged to be of high quality by all  standards.  Together  with the "Aaa"
group,  they comprise what are generally known as high-grade  bonds.  They are rated lower than the best bonds because  margins of  protection  may not be as large as with "Aaa"  securities or fluctuation  of protective  elements may be of greater  amplitude or there may be other  elements  present  which make the long-term risk appear somewhat larger than that of "Aaa" securities.

      Moody's applies numerical  modifiers "1", "2" and "3" in its "Aa" rating classification.  The modifier "1" indicates that the  obligation  ranks in the higher end of its  generic  rating  category;  the  modifier  "2"  indicates a mid-range  ranking;  and the modifier "3" indicates a ranking in the lower end of that generic rating category.

Standard and Poor's

Bonds  (including  municipal  bonds maturing  beyond three years) are rated as follows:

AAA: Bonds rated "AAA" have the highest rating  assigned by Standard & Poor's.
The obligor's  capacity to meet its financial  commitment on the obligation is extremely strong.

AA: Bonds rated "AA" differ from the highest rated  obligations  only in small degree.  A strong capacity to meet its financial  commitment on the obligation is very strong.

Fitch

AAA:  Highest Credit Quality.  "AAA" ratings denote the lowest  expectation of credit  risk.  They  are  assigned  only in the case of  exceptionally  strong capacity for timely payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit  Quality.  "AA" ratings denote a very low  expectation of credit  risk.  They  indicate a very  strong  capacity  for timely  payment of financial  commitments.  This  capacity  is not  significantly  vulnerable  to foreseeable events.

      Because  bonds  rated  in  the  "AAA"  and  "AA"   categories   are  not
significantly  vulnerable to foreseeable future developments,  short-term debt of these issuers is generally rated "F-1+".

                                     B-1
                                  Appendix B

                           Industry Classifications

Aerospace & Defense                 Industrial Conglomerates
Air Freight & Couriers              Insurance
Airlines                            Internet & Catalog Retail
Asset Backed Securities             Internet Software & Services
Auto Components                     IT Services
Automobiles                         Leasing & Factoring
Beverages                           Leisure Equipment & Products
Biotechnology                       Machinery
Broker-Dealer                       Marine
Building Products                   Media
Capital Markets                     Metals & Mining
Chemicals                           Multiline Retail
Commercial Banks                    Multi-Utilities
Commercial Finance                  Municipal
Commercial Services & Supplies      Office Electronics
Communications Equipment            Oil & Gas
Computers & Peripherals             Paper & Forest Products
Construction & Engineering          Personal Products
Construction Materials              Pharmaceuticals
Consulting & Services               Real Estate
Consumer Finance                    Repurchase Agreements
Containers & Packaging              Road & Rail
Distributors                        Semiconductor and Semiconductor Equipment
Diversified Financial Services      Software
Diversified Telecommunication       Special Purpose Financial
Services
Electric Utilities                  Specialty Retail
Electrical Equipment                Textiles, Apparel & Luxury Goods
Electronic Equipment & Instruments  Thrifts & Mortgage Finance
Energy Equipment & Services         Tobacco
Food & Staples Retailing            Trading Companies & Distributors
Food Products                       Transportation Infrastructure
Foreign Government                  U.S. Government Agencies-Full Faith and Credit
                                    Agencies
Gas Utilities                       U.S. Government Agencies-Government Sponsored
                                    Enterprises
Health Care Equipment & Supplies    U.S. Government Instrumentalities
Health Care Providers & Services    U.S. Government Obligations
Hotels Restaurants & Leisure        Water Utilities
Household Durables                  Wireless Telecommunication Services
Household Products

------------------------------------------------------------------------------
Oppenheimer Money Market Fund, Inc.
------------------------------------------------------------------------------

Internet Website:
www.oppenheimerfunds.com
------------------------

Investment Advisor

OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

Distributor

OppenheimerFunds Distributor, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

Transfer Agent
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217
1.800.CALL OPP (1.800.225.5677)

Custodian Bank
Citibank, N.A.
399 Park Avenue
New York, New York 10043

Independent Registered Independent Public Accounting Firm

KPMG LLP
707 Seventeenth Street
Suite 2700
Denver, Colorado 80202

Legal Counsel
Mayer, Brown, Rowe & Maw LLP
1675 Broadway
New York, New York 10019-5820

1234
PX0200.001.0604

--------

1Ms. Miller was elected as Director to the Board I Funds effective August 13,
2004

                     OPPENHEIMER MONEY MARKET FUND, INC.

                                  FORM N-1A

                                    PART C

                              OTHER INFORMATION

Item 22. Exhibits
-----------------

(a)   (i)   Articles of  Incorporation  dated  December 13,  1973:  Previously filed  with  Registrants  Registration  Statement  on Form S-5,  refiled  with
Registrant's  Post-Effective  Amendment No. 54 (4/27/95)  pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

      (ii)  Articles of  Amendment  of Articles of  Incorporation  dated April
10, 1974:  Previously filed with Registrants  Post-Effective  Amendment No. 3,
(4/28/88),   refiled  with  Registrant's   Post-Effective   Amendment  No.  54
(4/27/95)  pursuant to Item 102 of Regulation S-T, and incorporated  herein by reference.

      (iii) Articles of Amendment of Articles of  Incorporation  dated July 9,
1975:  Previously  filed  with  Registrants  Post-Effective  Amendment  No. 9, refiled with Registrant's  Post-Effective  Amendment No. 54 (4/27/95) pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

      (iv)  Articles of Amendment of Articles of Incorporation  dated December
13, 1979: Previously filed with Registrants  Post-Effective  Amendment No. 42,
(4/28/88),   refiled  with  Registrant's   Post-Effective   Amendment  No.  54
(4/27/95)  pursuant to Item 102 of Regulation S-T, and incorporated  herein by reference.

      (v)   Articles of Amendment of Articles of  Incorporation  dated May 22,
1980:  Previously  filed with  Registrants  Post-Effective  Amendment  No. 42,
(4/28/88),   refiled  with  Registrant's   Post-Effective   Amendment  No.  54
(4/27/95)  pursuant to Item 102 of Regulation S-T, and incorporated  herein by reference.

      (vi)  Articles of Amendment of Articles of Incorporation  dated June 16,
1980:  Previously  filed with  Registrants  Post-Effective  Amendment  No. 42,
(4/28/88),   refiled  with  Registrant's   Post-Effective   Amendment  No.  54
(4/27/95)  pursuant to Item 102 of Regulation S-T, and incorporated  herein by reference.

      (vii) Articles of Amendment of Articles of  Incorporation  dated July 2,
1981:  Previously  filed with  Registrants  Post-Effective  Amendment  No. 26, refiled with Registrant's  Post-Effective  Amendment No. 54 (4/27/95) pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

      (viii)      Articles of  Amendment  of Articles of  Incorporation  dated
February 23, 1982: Previously filed with Registrants  Post-Effective Amendment
No. 27, refiled with  Registrant's  Post-Effective  Amendment No. 54 (4/27/95)
pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

      (ix)  Articles of  Amendment of Articles of  Incorporation  dated August
30, 1982: Previously filed with Registrants  Post-Effective  Amendment No. 42,
(4/28/88),   refiled  with  Registrant's   Post-Effective   Amendment  No.  54
(4/27/95)  pursuant to Item 102 of Regulation S-T, and incorporated  herein by reference.

(b)   Amended and  Restated  By-Laws  dated April 11, 2002:  Previously  filed with Registrants  Post-Effective Amendment No. 64, (7/19/02), and incorporated herein by reference.

(c)   Specimen  Share   Certificate:   Previously   filed  with   Registrant's
Post-Effective  Amendment  No.  63,  (11/27/01),  and  incorporated  herein by reference.

(d)   Amended and Restated  Investment  Advisory  Agreement dated December 12,
2002:  Previously  filed with  Registrant's  Post-Effective  Amendment  No. 66
(9/22/03), and incorporated herein by reference.

(e)   (i)   General   Distributor's   Agreement   dated   December  10,  1992:
Previously filed with Registrant's  Post-Effective Amendment No. 50 (4/22/93),
refiled with Registrant's  Post-Effective  Amendment No. 54 (4/27/95) pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

      (ii)  Form of Dealer Agreement of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed with  Post-Effective  Amendment  No. 45 to the  Registration
Statement of Oppenheimer  High Yield Fund (Reg. No.  2-62076),  10/26/01,  and
incorporated herein by reference.

      (iii) Form of Broker Agreement of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed with  Post-Effective  Amendment  No. 45 to the  Registration
Statement of Oppenheimer  High Yield Fund (Reg. No.  2-62076),  10/26/01,  and
incorporated herein by reference.

      (iv)  Form of Agency Agreement of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed with  Post-Effective  Amendment  No. 45 to the  Registration
Statement of Oppenheimer  High Yield Fund (Reg. No.  2-62076),  10/26/01,  and
incorporated herein by reference.

      (v)   Form  of   Trust   Company   Fund/SERV   Purchase   Agreement   of
OppenheimerFunds  Distributor,  Inc.:  Previously  filed  with  Post-Effective
Amendment No. 45 to the Registration  Statement of Oppenheimer High Yield Fund
(Reg. No. 2-62076), 10/26/01, and incorporated herein by reference.

      (vi)  Form  of  Trust  Company  Agency  Agreement  of   OppenheimerFunds
Distributor,  Inc.:  Previously filed with Post-Effective  Amendment No. 45 to the Registration  Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/26/01, and incorporated herein by reference.

(f)   (i)   Amended and Restated Retirement Plan for Non-Interested  Directors
or Directors dated 8/9/01;  Previously filed with Post-Effective Amendment No.
34 to the  Registration  Statement of Oppenheimer Gold & Special Minerals Fund
(Reg. No. 2-82590), 10/25/01, and incorporated herein by reference.

      (ii)  Form   of   Deferred    Compensation    Plan   for   Disinterested
Directors/Directors:  Filed  with  Post-Effective  Amendment  No.  26  to  the
Registration  Statement of Oppenheimer  Gold & Special Minerals Fund (Reg. No.
2-82590), 10/28/98, and incorporated herein by reference.

(g)

      (i) Global  Custodial  Services  Agreement  dated July 15, 2003  between
Registrant and Citibank,  N.A.: Previously filed with Pre-Effective  Amendment
No. 1 to the  Registration  Statement of Oppenheimer  International  Large Cap
Core  Trust(Reg.   No.  333-106014),   8/05/03,  and  incorporated  herein  by
reference.

(ii) Amended and Restated  Foreign  Custody  Manager  Agreement  dated May 31,
2001 as  amended  July  15,  2003,  between  Registrant  and  Citibank,  N.A.:
Previously  filed  with  Pre-Effective  Amendment  No.  1 to the  Registration
Statement  of  Oppenheimer  International  Large  Cap  Core  Trust  (Reg.  No.
333-1060142), 8/05/03, and incorporated herein by reference.

(h)   Not applicable.

(i)   Opinion and  Consent of Counsel  dated  February  28,  1974:  Previously filed with  Registrant's  Registration  Statement,  refiled with  Registrant's
Post-Effective  Amendment No. 54, (4/27/95) pursuant to Item 102 of Regulation
S-T and incorporated herein by reference.

(j)   Independent Auditors' Consent: Filed herewith.

(k)   Not applicable.

(l)   Not applicable.

(m)   Not applicable.

(n)   Oppenheimer  Funds Multiple Class Plan under Rule 18f-3 updated  through
9/15/04: Previously filed with Post-Effective  Amendment No. 24 to the Registration
Statement of Oppenheimer Cash Reserves (Reg. No. 33-23223),  09/27/04,
and incorporated herein by reference.

(o)   (i)  Powers  of  Attorney  for  all   Trustees/Directors  and  Principal
Officers  except for Joel W.  Motley and John V. Murphy  (including  Certified
Board  Resolutions):  Previously filed with  Pre-Effective  Amendment No. 1 to the  Registration  Statement of  Oppenheimer  Emerging  Growth Fund (Reg.  No.
333-44176), 10/5/00, and incorporated herein by reference.

      (ii)  Power of  Attorney  for John  Murphy  (including  Certified  Board
Resolution):  Previously  filed with  Post-Effective  Amendment  No. 41 to the
Registration   Statement  of  Oppenheimer  U.S.  Government  Trust  (Reg.  No.
2-76645), 10/22/01, and incorporated herein by reference.

      (iii) Power of Attorney for Joel W. Motley  (including  Certified  Board
Resolution):  Previously  filed  with  Post-Effective  Amendment  No. 8 to the
Registration  Statement of Oppenheimer  International Small Company Fund (Reg.
333-31537), 10/22/02, and incorporated herein by reference.

(p)   Not applicable [the Registrant is a Money Market Fund].

Item 23. Persons Controlled by or Under Common Control with the Fund
--------------------------------------------------------------------

None.

Item 24. Indemnification
------------------------

Reference  is  made to the  provisions  of  Article  Seventh  of  Registrant's
Articles of Amendment of Articles of  Incorporation  filed as Exhibit 22(a) to this Registration Statement, and incorporated herein by reference.

Insofar as  indemnification  for liabilities  arising under the Securities Act of 1933 may be permitted to  Directors,  officers and  controlling  persons of
Registrant pursuant to the foregoing  provisions or otherwise,  Registrant has been advised  that in the opinion of the  Securities  and Exchange  Commission such  indemnification  is against public policy as expressed in the Securities
Act of 1933 and is,  therefore,  unenforceable.  In the event that a claim for
indemnification   against  such   liabilities   (other  than  the  payment  by
Registrant of expenses incurred or paid by a Director,  officer or controlling person  of  Registrant  in the  successful  defense  of any  action,  suit  or proceeding)  is  asserted by such  Director,  officer or  controlling  person,
Registrant  will,  unless in the  opinion of its  counsel  the matter has been
settled  by   controlling   precedent,   submit  to  a  court  of  appropriate
jurisdiction  the  question  whether  such  indemnification  by it is  against public policy as expressed in the  Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 25. - Business and Other Connections of the Investment Adviser
-------------------------------------------------------------------

(a)   OppenheimerFunds,  Inc. is the investment adviser of the Registrant;  it and certain  subsidiaries  and  affiliates  act in the same  capacity to other investment companies,  including without limitation those described in Parts A and B hereof and listed in Item 25(b) below.

(b)   There  is  set  forth  below  information  as  to  any  other  business, profession,  vocation  or  employment  of a  substantial  nature in which each officer and director of  OppenheimerFunds,  Inc. is, or at any time during the past two fiscal  years has been,  engaged  for  his/her  own account or in the capacity of director, officer, employee, partner or trustee.
------------------------------------------------------------------------------
Name and Current Position
with OppenheimerFunds, Inc.  Other Business and  Connections  During the Past
                             Two Years
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Lizbeth Aaron-DiGiovanni     Formerly Vice  President  (April 2000) and First
Vice President               Vice  President  (2003-July  2004) of  Citigroup
                             Global Markets Inc.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Timothy L. Abbuhl,           None
Vice President

------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Robert Agan,                  Vice President of  OppenheimerFunds  Distributor,
Vice President                Inc.,  Shareholder Financial Services,  Inc., OFI
                              Private  Investments,  Inc. and Centennial  Asset
                              Management Corporation;  Senior Vice President of
                              Shareholders Services, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Michael Amato,                None
Assistant Vice President

--------------------------------------------------------------------------------
------------------------------------------------------------------------------
Erik Anderson,               None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Tracey Apostolopoulos,       Assistant  Vice  President  of  OppenheimerFunds
Assistant Vice President     Distributor, Inc.

------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Janette Aprilante,            Secretary     (since     December    2001)    of:
Vice President & Secretary    OppenheimerFunds  Distributor,  Inc.,  Centennial
                              Asset   Management    Corporation,    Oppenheimer
                              Partnership  Holdings,   Inc.,  Oppenheimer  Real
                              Asset  Management,  Inc.,  Shareholder  Financial
                              Services,  Inc.,  Shareholder Services,  Inc. and
                              OppenheimerFunds   Legacy   Program.    Secretary
                              (since   June   2003)   of:   HarbourView   Asset
                              Management Corporation,  OFI Private Investments,
                              Inc.  and  OFI  Institutional  Asset  Management,
                              Inc.  Assistant  Secretary  (since December 2001)
                              of OFI Trust Company.

--------------------------------------------------------------------------------
------------------------------------------------------------------------------
Hany S. Ayad,                None
Assistant Vice President
------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Robert Baker,                 None
Assistant Vice President

--------------------------------------------------------------------------------
------------------------------------------------------------------------------
John Michael Banta,          None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Joanne Bardell,              None
Assistant Vice President
------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kevin Baum,                   None
Vice President
--------------------------------------------------------------------------------
------------------------------------------------------------------------------
Jeff Baumgartner,             None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Connie Bechtolt,             None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Lalit K. Behal               Assistant   Secretary   of   HarbourView   Asset
Assistant Vice President     Management Corporation.

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Kathleen Beichert,           Vice President of OppenheimerFunds  Distributor,
Vice President               Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Gerald Bellamy,              Assistant  Vice  President of OFI  Institutional
Assistant Vice President     Asset Management, Inc.

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Erik S. Berg,                None
Assistant Vice President
------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rajeev Bhaman,                None
Vice President
--------------------------------------------------------------------------------
------------------------------------------------------------------------------

Craig Billings,              None
Assistant Vice President

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Mark Binning,                None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Robert J. Bishop,            Treasurer     (since     October     2003)    of
Vice President               OppenheimerFunds     Distributor,    Inc.    and
                             Centennial Asset Management Corporation.

------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John R. Blomfield,            None
Vice President
--------------------------------------------------------------------------------
------------------------------------------------------------------------------

Lisa I. Bloomberg,            Formerly   First  Vice  President  and  Associate
Vice  President  &  Associate General  Counsel of UBS  Financial  Services Inc.
Counsel                       (May 1999-May 2004).

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Chad Boll,                   None
Vice President

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Antulio N. Bomfim,           A  senior  economist  with the  Federal  Reserve
Vice President               Board (June 1992-October 2003).

------------------------------------------------------------------------------
--------------------------------------------------------------------------------

John C. Bonnell,              Formerly a Portfolio  Manager at Strong Financial
Vice President                Corporation (May 1999-May 2004).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Michelle Borre Massick,       None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

John Boydell,                 None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Michael Bromberg,             None
Assistant Vice President

--------------------------------------------------------------------------------
------------------------------------------------------------------------------
Lowell Scott Brooks,         Vice President of OppenheimerFunds  Distributor,
Vice President               Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Joan Brunelle,               None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Richard Buckmaster,          None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Paul Burke,                  None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Mark Burns,                  None
Assistant Vice President

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Jeoffrey Caan,               Formerly  Vice  President  of ABN AMRO NA,  Inc.
Vice President               (June 2002-August 2003).

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Catherine Carroll,           None
Assistant Vice President

------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Debra Casey,                  None
Assistant Vice President
--------------------------------------------------------------------------------
------------------------------------------------------------------------------

Lisa Chaffee,                 None
Assistant Vice President

------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Charles Chibnik,              None
Assistant Vice President

--------------------------------------------------------------------------------
------------------------------------------------------------------------------
Brett Clark,                 None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
H.C. Digby Clements,         None
Vice  President:   Rochester
Division
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Peter V. Cocuzza,            None
Vice President
------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Susan Cornwell,               Vice  President of  Centennial  Asset  Management
Vice President                Corporation,   Shareholder   Financial  Services,
                              Inc. and OppenheimerFunds  Legacy Program; Senior
                              Vice President of Shareholder Services, Inc.

--------------------------------------------------------------------------------
------------------------------------------------------------------------------
Scott Cottier,               None
Vice  President:   Rochester
Division
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Lauren Coulston,             None
Assistant Vice President

------------------------------------------------------------------------------
--------------------------------------------------------------------------------

George Curry,                 None.
Vice President

--------------------------------------------------------------------------------
------------------------------------------------------------------------------
Julie C. Cusker,             None
Assistant Vice President:
Rochester Division
------------------------------------------------------------------------------
------------------------------------------------------------------------------

John Damian,                 None
Vice President

------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John M. Davis,                Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President      Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Craig P. Dinsell,             None
Executive Vice President
--------------------------------------------------------------------------------
------------------------------------------------------------------------------

Randall C. Dishmon,           None
Assistant Vice President

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Rebecca K. Dolan             None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Steven D. Dombrower,         Senior   Vice    President    of   OFI   Private
Vice President               Investments,    Inc.;    Vice    President    of

                             OppenheimerFunds Distributor, Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Thomas Doyle,                None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Bruce C. Dunbar,             None
Senior Vice President
------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Brian Dvorak,                 None
Assistant Vice President

--------------------------------------------------------------------------------
------------------------------------------------------------------------------
Richard Edmiston,            None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Daniel R. Engstrom,          None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------

James Robert Erven           None
Assistant Vice President

------------------------------------------------------------------------------
------------------------------------------------------------------------------

George R. Evans,             None
Senior  Vice  President  and
Director  of   International
Equities

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Edward N. Everett,           None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Kathy Faber,                 None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------

David Falicia,               Assistant   Secretary   (as  of  July  2004)  of
Assistant Vice President     HarbourView Asset Management Corporation.

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Scott T. Farrar,             Vice President of OFI Private Investments, Inc.
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Thomas Farrell,              None
Assistant Vice President

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Emmanuel Ferreira,           Formerly  a  portfolio   manager   with  Lashire
Vice President               Investments (July 1999-December 2002).
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Ronald H. Fielding,          Vice President of OppenheimerFunds  Distributor,
Senior Vice President;       Inc.;  Director of ICI Mutual Insurance Company;
Chairman  of  the  Rochester Governor of St. John's College;  Chairman of the
Division                     Board of  Directors of  International  Museum of

                             Photography at George Eastman House.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Brian Finley,                None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
John E. Forrest,             Senior  Vice   President   of   OppenheimerFunds
Senior Vice President        Distributor, Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Jordan Hayes Foster,         Vice  President  of  OFI   Institutional   Asset
Vice President               Management, Inc.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

David Foxhoven,              Assistant  Vice  President  of  OppenheimerFunds
Vice President               Legacy Program.

------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Colleen M. Franca,            None
Assistant Vice President
--------------------------------------------------------------------------------
------------------------------------------------------------------------------

Dominic Freud,                Formerly,   a   Partner   and   European   Equity
Vice President                Portfolio  manager  at  SLS  Management  (January
                              2002-February 2003).

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Dan Gagliardo,               None
Assistant Vice President

------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Hazem Gamal,                  None
Assistant Vice President
--------------------------------------------------------------------------------
------------------------------------------------------------------------------
Dan P. Gangemi,               None
Vice President
------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Seth Gelman,
Vice President

--------------------------------------------------------------------------------
------------------------------------------------------------------------------
Subrata Ghose,               None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Charles W. Gilbert,          None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Alan C. Gilston,             None
Vice President
------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jill E. Glazerman,            None
Vice President
--------------------------------------------------------------------------------
------------------------------------------------------------------------------

Bejamin J. Gord,              Vice  President of HarbourView  Asset  Management
Vice President                Corporation  and  of  OFI   Institutional   Asset
                              Management, Inc..

------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Laura Granger,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert B. Grill,              None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Haley,                 None
Assistant Vice President
--------------------------------------------------------------------------------
------------------------------------------------------------------------------
Marilyn Hall,                 None
Vice President
------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kelly Haney,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steve Hauenstein,             None
Assistant Vice President
--------------------------------------------------------------------------------
------------------------------------------------------------------------------
Thomas B. Hayes,              None
Vice President
------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dennis Hess,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Joseph Higgins,               Vice   President  of  OFI   Institutional   Asset
Vice President                Management, Inc.

--------------------------------------------------------------------------------
------------------------------------------------------------------------------
Dorothy F. Hirshman,         None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Daniel Hoelscher,            None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Edward Hrybenko,             Vice President of OppenheimerFunds  Distributor,
Vice President               Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Scott T. Huebl,              Assistant  Vice  President  of  OppenheimerFunds
Vice President               Legacy Program.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Margaret Hui,                None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------

John Huttlin,                Senior   Vice   President   (Director   of   the
Vice President               International  Division) (since January 2004) of
                             OFI  Institutional   Asset   Management,   Inc.;
                             Director  (since June 2003) of  OppenheimerFunds
                             (Asia) Limited

------------------------------------------------------------------------------
------------------------------------------------------------------------------
James G. Hyland,             None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Steve P. Ilnitzki,           Vice President of OppenheimerFunds  Distributor,
Senior Vice President        Inc.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Kelly Bridget Ireland,       Vice   President   (since   January   2004)   of
Vice President               OppenheimerFunds   Distributor  Inc.   Formerly,
                             Director  of INVESCO  Distributors  Inc.  (April
                             2000-December 2003).

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Kathleen T. Ives,            Vice   President  and  Assistant   Secretary  of
Vice    President,    Senior OppenheimerFunds     Distributor,    Inc.    and
Counsel    and     Assistant Shareholder Services,  Inc.; Assistant Secretary
Secretary                    of  Centennial  Asset  Management   Corporation,
                             OppenheimerFunds  Legacy Program and Shareholder
                             Financial Services, Inc.

------------------------------------------------------------------------------
--------------------------------------------------------------------------------

William Jaume,                Senior  Vice  President  of   HarbourView   Asset
Vice President                Management   Corporation  and  OFI  Institutional
                              Asset  Management,  Inc.;  Director  of OFI Trust
                              Company.

--------------------------------------------------------------------------------
------------------------------------------------------------------------------
Frank V. Jennings,           None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
John Jennings,               None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------

John Michael Johnson,        None
Assistant Vice President

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Charles Kandilis,            None
Vice President

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Jennifer E. Kane,            None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Lynn O. Keeshan,             Assistant Treasurer of  OppenheimerFunds  Legacy
Senior Vice President        Program
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Thomas W. Keffer,            None
Senior Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Cristina J. Keller,          Vice President of OppenheimerFunds  Distributor,
Vice President               Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Michael Keogh,               Vice President of OppenheimerFunds  Distributor,
Vice President               Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Martin S. Korn,
Senior Vice President

------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James Kourkoulakos,           None
Vice President
--------------------------------------------------------------------------------
------------------------------------------------------------------------------
Brian Kramer,                 None
Assistant Vice President
------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Paul Kunz,                    None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Lisa Lamentino,               None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

John W. Land,                 Formerly  Human  Resources   Manager  at  Goldman
Assistant Vice President      Sachs (October 2000-July 2004).

--------------------------------------------------------------------------------
------------------------------------------------------------------------------
Tracey Lange,                Vice President of OppenheimerFunds  Distributor,
Vice President               Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------

John Latino,                 None
Assistant Vice President

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Kristina Lawrence,           Formerly    Assistant    Vice    President    of
Vice President               OppenheimerFunds,   Inc.  (November   2002-March
                             2004).

------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Guy E. Leaf,                  None
Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Gayle Leavitt,                None
Assistant Vice President

--------------------------------------------------------------------------------
------------------------------------------------------------------------------
Christopher M. Leavy,        None
Senior Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Dina C. Lee,                 Formerly   (until   December   2003)   Assistant
Assistant Vice President &   Secretary of OppenheimerFunds Legacy Program.
Assistant Counsel

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Randy Legg,                  Formerly   an   associate   with   Dechert   LLP
Assistant  Vice  President & (September 1998-January 2004).
Assistant Counsel

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Laura Leitzinger,            Senior Vice President of  Shareholder  Services,
Vice President               Inc.;  Vice President of  Shareholder  Financial
                             Services, Inc.
------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Justin Leverenz,              Formerly,   a   research/technology   analyst  at
Vice President                Goldman Sachs, Taiwan (May 2002-May 2004)

--------------------------------------------------------------------------------
------------------------------------------------------------------------------
Michael S. Levine,           None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Gang Li,                     None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Shanquan Li,                 None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Mitchell J. Lindauer,        None
Vice  President  & Assistant
General Counsel
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Bill Linden,                 None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Malissa B. Lischin,          Assistant  Vice  President  of  OppenheimerFunds
Assistant Vice President     Distributor, Inc.
------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David P. Lolli,               None
Assistant Vice President
--------------------------------------------------------------------------------
------------------------------------------------------------------------------
Daniel G. Loughran            None
Vice   President:   Rochester
Division
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Patricia Lovett,             Vice   President   of   Shareholder    Financial
Vice President               Services,  Inc.  and Senior  Vice  President  of
                             Shareholder Services, Inc.
------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Dongyan Ma,                   Formerly  an  Assistant   Vice   President   with
Assistant Vice President      Standish   Mellon   Asset   Management   (October
                              2001-October 2003).

--------------------------------------------------------------------------------
------------------------------------------------------------------------------
Steve Macchia,               None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Mark Madden,                 Formerly a Managing  Director,  Global  Emerging
Vice President               Markets  Team at Pioneer  Investments  (November
                             2000-August 2004).

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Michael Magee,               Vice President of OppenheimerFunds  Distributor,
Vice President               Inc.

------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Kathleen Mandzij,             Formerly   Marketing   Manager   -  Sales   Force
Assistant Vice President      Marketing     (March     2003-June    2004)    of
                              OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jerry Mandzij,                None
Vice President

--------------------------------------------------------------------------------
------------------------------------------------------------------------------
Angelo G. Manioudakis        Senior  Vice  President  of  HarbourView   Asset
Senior Vice President        Management  Corporation and of OFI Institutional
                             Asset  Management,   Inc.   Formerly   Executive
                             Director  and  portfolio   manager  for  Miller,
                             Anderson  &  Sherrerd,   a  division  of  Morgan
                             Stanley     Investment     Management    (August
                             1993-April 2002).
------------------------------------------------------------------------------
------------------------------------------------------------------------------
LuAnn Mascia,                Vice President of OppenheimerFunds  Distributor,
Vice President               Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Susan Mattisinko,            Assistant  Secretary  (as of  January  2004)  of
Vice  President  & Associate HarbourView   Asset   Management    Corporation,
Counsel                      OppenheimerFunds  Legacy  Program,  OFI  Private
                             Investments,  Inc. and OFI  Institutional  Asset
                             Management,   Inc.   Formerly  an  Associate  at
                             Sidley   Austin  Brown  and  Wood  LLP  (1995  -
                             October 2003).

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Elizabeth McCormack,         Vice   President  and  Assistant   Secretary  of
Vice President               HarbourView Asset Management Corporation.

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Joseph McGovern,             None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Charles L. McKenzie,         Chairman of the Board and  Director of OFI Trust
Senior Vice President        Company;  Chief  Executive  Officer,  President,
                             Senior   Managing   Director   and  Director  of
                             HarbourView  Asset  Management  Corporation  and
                             OFI  Institutional   Asset   Management,   Inc.;
                             President,  Chairman  and  Director  of  Trinity
                             Investment Management Corporation

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Wayne Miao,                  Formerly an Associate  with Sidley  Austin Brown
Assistant Vice President and & Wood LLP (September 1999 - May 2004).
Assistant Counsel

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Andrew J. Mika,              None
Senior Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Nikolaos D. Monoyios,        None
Senior Vice President

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Charles Moon,                Vice President of HarbourView  Asset  Management
Vice President               Corporation  and  of  OFI  Institutional   Asset
                             Management, Inc.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

John Murphy,                 President    and    Director   of    Oppenheimer
Chairman, President, Chief   Acquisition  Corp. and  Oppenheimer  Partnership
Executive Officer & Director Holdings,  Inc.  Director  of  Centennial  Asset
                             Management     Corporation,     OppenheimerFunds
                             Distributor,    Inc.;   Chairman   Director   of
                             Shareholder   Services,   Inc.  and  Shareholder
                             Financial   Services,    Inc.;   President   and
                             Director  f  OppenheimerFunds   Legacy  Program;
                             Director of OFI Institutional  Asset Management,
                             Inc.,     Trinity     Investment      Management
                             Corporation,  Tremont Capital Management,  Inc.,
                             HarbourView  Asset Management  Corporation,  OFI
                             Private   Investments,   Inc.;   President   and
                             Director of Oppenheimer  Real Asset  Management,
                             Inc.;  Executive Vice President of Massachusetts
                             Mutual Life Insurance  Company;  Director of DLB
                             Acquisition   Corporation;   a  member   of  the
                             Investment   Company    Institute's   Board   of
                             Governors.

------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas J. Murray,             None
Vice President
--------------------------------------------------------------------------------
------------------------------------------------------------------------------
Kenneth Nadler,               None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Christina Nasta,             Vice President of OppenheimerFunds  Distributor,
Vice President               Inc.
------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jesper Nergaard,              None
Assistant Vice President

--------------------------------------------------------------------------------
------------------------------------------------------------------------------
Richard Nichols,             None
Vice President
------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William Norman,               None
Assistant Vice President
--------------------------------------------------------------------------------
------------------------------------------------------------------------------

Matthew O'Donnell,            None
Assistant Vice President

------------------------------------------------------------------------------
------------------------------------------------------------------------------

John O'Hare,                 Formerly  Executive Vice President and Portfolio
Vice President               Manager  (June  2000 - August  2003)  at  Geneva
                             Capital Management, Ltd.

------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Lerae A. Palumbo,             None
Assistant Vice President

--------------------------------------------------------------------------------
------------------------------------------------------------------------------
David P. Pellegrino,         None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Allison C. Pells,            None
Assistant Vice President
------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Robert H. Pemble,             None
Assistant Vice President

--------------------------------------------------------------------------------
------------------------------------------------------------------------------
Susan Pergament,             None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Brian Petersen,              None
Assistant Vice President
------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Marmeline Petion-Midy,
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

David Pfeffer,                Senior  Vice  President  of   HarbourView   Asset
Senior Vice President and     Management   Corporation   since  February  2004.
Chief Financial Officer       Formerly,  Director and Chief  Financial  Officer
                              at   Citigroup   Asset    Management    (February
                              2000-February 2004).

--------------------------------------------------------------------------------
------------------------------------------------------------------------------
James F. Phillips,           None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Scott Phillips,
Vice President

------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Gary Pilc,                    None
Assistant Vice President

--------------------------------------------------------------------------------
------------------------------------------------------------------------------
Peter E. Pisapia,            Formerly,  Associate Counsel at SunAmerica Asset
Assistant Vice President &   Management Corp. (December 2000-December 2002).
Assistant Counsel
------------------------------------------------------------------------------
------------------------------------------------------------------------------

David Poiesz,                Formerly a Senior  Portfolio  Manager at Merrill
Senior Vice President,  Head Lynch (October 2002-May 2004).  Founding partner
of Growth Equity Investments of  RiverRock,   a  hedge  fund  product  (April
                             1999-July 2001).

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Raghaw Prasad,               None
Assistant Vice President

------------------------------------------------------------------------------
--------------------------------------------------------------------------------

David Preuss,                 None
Assistant Vice President

--------------------------------------------------------------------------------
------------------------------------------------------------------------------
Jane C. Putnam,              None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Michael E. Quinn,            None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Julie S. Radtke,             None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Norma J. Rapini,             None
Assistant Vice President:
Rochester Division
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Brian N. Reid,               None
Assistant Vice President

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Marc Reinganum,              Formerly  (until  August 2002)  Vaughn  Rauscher
Vice President               Chair in  Financial  Investments  and  Director,
                             Finance   Institute   of   Southern    Methodist
                             University, Texas.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Jill Reiter,                 None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Kristina Richardson,         None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Claire Ring,                 None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
David Robertson,             Senior  Vice   President   of   OppenheimerFunds
Senior Vice President        Distributor, Inc.
------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Antoinette Rodriguez,         None
Assistant Vice President
--------------------------------------------------------------------------------
------------------------------------------------------------------------------

Stacey Roode,                None
Vice President

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Jeffrey S. Rosen,            None
Vice President
------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Stacy Roth,                   None
Vice President

--------------------------------------------------------------------------------
------------------------------------------------------------------------------
James H. Ruff,               President   and  Director  of   OppenheimerFunds
Executive Vice President     Distributor,    Inc.   and   Centennial    Asset
                             Management    Corporation;     Executive    Vice
                             President of OFI Private Investments, Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Andrew Ruotolo,              Vice  Chairman,   Treasurer,   Chief   Financial
Executive Vice President     Officer and  Management  Director of Oppenheimer
and Director                 Acquisition  Corp.;  President  and  Director of

                             Shareholder   Services,   Inc.  and  Shareholder
                             Financial  Services,  Inc.;  Director of Trinity
                             Investment  Management  Corporation and Director
                             of OFI Trust Company.
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Kim Russomanno,              None
Assistant Vice President

------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Timothy Ryan,                 Formerly   a   research   analyst  in  the  large
Vice President                equities group at Credit Suisse Asset  Management
                              (August 2001-June 2004)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Rohit Sah,                    None
Vice President

--------------------------------------------------------------------------------
------------------------------------------------------------------------------
Valerie Sanders,             None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Karen Sandler,               None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Rudi Schadt,                 None
Assistant Vice President

------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ellen P. Schoenfeld,          None
Vice President
--------------------------------------------------------------------------------
------------------------------------------------------------------------------
Maria Schulte,                None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Scott A. Schwegel,           None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Allan P. Sedmak              None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Jennifer L. Sexton,          Senior   Vice    President    of   OFI   Private
Vice President               Investments, Inc.

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Martha A. Shapiro,           None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Navin Sharma,                None
Vice President

------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Bonnie Sherman,               None
Assistant Vice President
--------------------------------------------------------------------------------
------------------------------------------------------------------------------
David C. Sitgreaves,          None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Edward James Sivigny         None
Assistant Vice President

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Enrique H. Smith,            None
Vice President

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Louis Sortino,               None
Assistant Vice President:
Rochester Division
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Keith J. Spencer,            None
Senior Vice President

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Marco Antonio Spinar,        None
Assistant Vice President

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Richard A. Stein,            None
Vice  President:   Rochester
Division
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Arthur P. Steinmetz,         Senior  Vice  President  of  HarbourView   Asset
Senior Vice President        Management Corporation.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Jennifer Stevens,            None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Gregory J. Stitt,            None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
John P. Stoma,               Senior  Vice   President   of   OppenheimerFunds
Senior Vice President        Distributor, Inc.
------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Stricker,             Vice President of Shareholder Services, Inc.
Vice President
--------------------------------------------------------------------------------
------------------------------------------------------------------------------

Deborah A. Sullivan,          Secretary of OFI Trust Company.
Assistant  Vice  President  &
Assistant Counsel

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Mary Sullivan,               None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Michael Sussman,             Vice President of OppenheimerFunds  Distributor,
Vice President               Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Susan B. Switzer,            None
Vice President
------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Brian C. Szilagyi,            Manager of Compliance at Berger  Financial  Group
Assistant Vice President      LLC (May 2001-March 2003);  Director of Financial
                              Reporting   and    Compliance   at   First   Data
                              Corporation (April 2003-June 2004).

--------------------------------------------------------------------------------
------------------------------------------------------------------------------
Martin Telles,               Senior  Vice   President   of   OppenheimerFunds
Senior Vice President        Distributor, Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Paul Temple,                 None
Vice President

------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Jeaneen Terrio,               None
Assistant Vice President

--------------------------------------------------------------------------------
------------------------------------------------------------------------------
Vincent Toner,               None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Eamon Tubridy,               None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Keith Tucker,                None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Tane Tyler,                  Formerly Vice  President  and Assistant  General
Vice      President      and Counsel at INVESCO Funds Group, Inc.  (September
Associate Counsel            1991 - December 2003)

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Cameron Ullyat,              None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Angela Uttaro,               None
Assistant Vice President:
Rochester Division

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Mark S. Vandehey,            Vice President of OppenheimerFunds  Distributor,
Senior  Vice  President  and Inc.,  Centennial Asset  Management  Corporation
Chief Compliance Officer     and Shareholder  Services,  Inc. Formerly (until
                             March 2004) Vice President of  OppenheimerFunds,
                             Inc.

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Maureen Van Norstrand,       None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Rene Vecka,                  Formerly   Vice    President   of    Shareholder
Assistant Vice President,    Services, Inc. (September 2000-July 2003).
Rochester Division

------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Vincent Vermette,             Vice President of  OppenheimerFunds  Distributor,
Assistant Vice President      Inc.

--------------------------------------------------------------------------------
------------------------------------------------------------------------------
Phillip F. Vottiero,         None
Vice President
------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Lisa Walsh,                   None
Assistant Vice President

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Patricia Walters,             None
Assistant Vice President

--------------------------------------------------------------------------------
------------------------------------------------------------------------------
Teresa M. Ward,              Vice President of OppenheimerFunds  Distributor,
Vice President               Inc.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Jerry A. Webman,             Senior  Vice  President  of  HarbourView   Asset
Senior Vice President        Management Corporation.
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Christopher D. Weiler,       None
Vice  President:   Rochester
Division

------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Adam Weiner,
Assistant Vice President

--------------------------------------------------------------------------------
------------------------------------------------------------------------------
Barry D. Weiss,              Vice President of HarbourView  Asset  Management
Vice President               Corporation
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Melissa Lynn Weiss,          None
Vice President

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Christine Wells,             None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Joseph J. Welsh,             Vice President of HarbourView  Asset  Management
Vice President               Corporation.
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Diederick Wermolder,         Director of OppenheimerFunds  International Ltd.
Senior Vice President        and OppenheimerFunds  plc; Senior Vice President

                             (Managing    Director   of   the   International

                             Division)    of    OFI    Institutional    Asset
                             Management,  Inc.;  Director of OppenheimerFunds
                             (Asia) Limited.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Catherine M. White,          Assistant  Vice  President  of  OppenheimerFunds
Assistant Vice President     Distributor,   Inc.;   member  of  the  American

                             Society of Pension Actuaries (ASPA) since 1995.
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Annabel Whiting,             None
Assistant Vice President

------------------------------------------------------------------------------
--------------------------------------------------------------------------------

William L. Wilby,             None
Senior Vice President and
Senior Investment Officer,
Director of Equities

--------------------------------------------------------------------------------
------------------------------------------------------------------------------
Donna M. Winn,               President,  Chief Executive Officer and Director
Senior Vice President        of OFI Private  Investments,  Inc.; Director and
                             President of  OppenheimerFunds  Legacy  Program;
                             Senior  Vice   President   of   OppenheimerFunds
                             Distributor, Inc.
------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Philip Witkower,              Senior   Vice   President   of   OppenheimerFunds
Senior Vice President         Distributor, Inc.
--------------------------------------------------------------------------------
------------------------------------------------------------------------------
Brian W. Wixted,              Treasurer   of   HarbourView   Asset   Management
Senior Vice President and     Corporation;    OppenheimerFunds    International
Treasurer                     Ltd.,  Oppenheimer  Partnership  Holdings,  Inc.,

                              Oppenheimer   Real   Asset   Management,    Inc.,
                              Shareholder    Services,     Inc.,    Shareholder
                              Financial    Services,    Inc.,    OFI    Private
                              Investments,   Inc.,  OFI   Institutional   Asset
                              Management,   Inc.,   OppenheimerFunds   plc  and
                              OppenheimerFunds  Legacy  Program;  Treasurer and
                              Chief  Financial  Officer  of OFI Trust  Company;
                              Assistant  Treasurer of  Oppenheimer  Acquisition
                              Corp.

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Carol Wolf,                  Senior  Vice  President  of  HarbourView   Asset
Senior Vice President        Management  Corporation;  serves on the Board of
                             the Colorado Ballet.
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Kurt Wolfgruber,             Director of Tremont  Capital  Management,  Inc.,
Executive  Vice   President, HarbourView  Asset  Management  Corporation  and
Chief   Investment   Officer OFI Institutional Asset Management,  Inc. (since
and Director                 June 2003)

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Caleb C. Wong,               None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Edward C. Yoensky,           None
Assistant Vice President
------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lucy Zachman,                 None
Assistant Vice President
--------------------------------------------------------------------------------
------------------------------------------------------------------------------

Robert G. Zack                General Counsel and Director of  OppenheimerFunds
Executive Vice President and  Distributor,  Inc.; General Counsel of Centennial
General Counsel               Asset   Management   Corporation;   Senior   Vice
                              President  and  General  Counsel  of  HarbourView
                              Asset    Management     Corporation    and    OFI
                              Institutional  Asset  Management,   Inc.;  Senior
                              Vice  President,  General Counsel and Director of
                              Shareholder     Financial     Services,     Inc.,
                              Shareholder    Services,    Inc.,   OFI   Private
                              Investments,  Inc.  and OFI Trust  Company;  Vice
                              President    and    Director    of    Oppenheimer
                              Partnership   Holdings,    Inc.;   Director   and
                              Assistant  Secretary  of  OppenheimerFunds   plc;
                              Secretary  and  General  Counsel  of  Oppenheimer
                              Acquisition   Corp.;   Director   and   Assistant
                              Secretary   of   OppenheimerFunds   International
                              Ltd.;   Director   of   Oppenheimer   Real  Asset
                              Management,   Inc.  and  OppenheimerFunds  (Asia)
                              Limited);   Vice  President  of  OppenheimerFunds
                              Legacy Program.

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Neal A. Zamore,              None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Mark D. Zavanelli,           None
Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Alex Zhou,                   None
Assistant Vice President
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Arthur J. Zimmer,            Senior  Vice  President  (since  April  1999) of
Senior Vice President        HarbourView Asset Management Corporation.
------------------------------------------------------------------------------

Item 26. Principal Underwriter
------------------------------

(a)   OppenheimerFunds   Distributor,   Inc.   is  the   Distributor   of  the
Registrant's  shares.  It is  also  the  Distributor  of  each  of  the  other registered open-end investment companies for which  OppenheimerFunds,  Inc. is the  investment  adviser,  as described  in Part A and B of this  Registration
Statement  and listed in Item 25(b)  above  (except  Oppenheimer  Multi-Sector
Income Trust and Panorama Series Fund, Inc.) and for MassMutual  Institutional
Funds.

(b)   The directors  and officers of the  Registrant's  principal  underwriter are:

---------------------------------------------------------------------------------
Name & Principal                Position & Office         Position and Office
Business Address                with Underwriter          with Registrant
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Agan(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Janette Aprilante(1)            Secretary                 None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Barker                    Vice President            None
2901B N. Lakewood Avenue
Chicago, IL 60657

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen Beichert(2)            Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert J. Bishop(1)             Treasurer                 None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Douglas S. Blankenship          Vice President            None
17011 Wood Bark Road
Springs, TX 77379

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Blinzler(1)             Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David A Borrelli               Vice President            None
105 Black Calla Ct.
San Ramon, CA 94583

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michelle Brennan(2)             Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
L. Scott Brooks(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin E. Brosmith               Senior Vice President     None
5 Deer Path
South Natlick, MA 01760

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey W. Bryan                Vice President            None
1048 Malaga Avenue
Coral Gables, FL 33134

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Patrick Campbell(1)             Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew Chonofsky               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Melissa Clayton(2)              Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert A. Coli                  Vice President            None
12 White Tail Lane
Bedminster, NJ 07921
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey D. Damia(2)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Davis(2)                  Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stephen J. Demetrovits(2)       Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kristi Diehl(1)                 Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph A. DiMauro               Vice President            None
522 Lakeland Avenue
Grosse Pointe, MI 48230

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven Dombrower(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George P. Dougherty             Vice President            None
328 Regency Drive
North Wales, PA 19454

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cliff H. Dunteman               Vice President            None
N 53 27761 Bantry Road
Sussex, WI 53089-45533

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Eiler(2)                   Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kent M. Elwell                  Vice President            None
35 Crown Terrace
Yardley, PA 19067
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gregg A. Everett                Vice President            None
4328 Auston Way
Palm Harbor, FL 34685-4017

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George R. Fahey                 Senior Vice President     None
2 Pheasant Drive
Ringoes, NJ 08551

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric C. Fallon                  Vice President            None
10 Worth Circle
Newton, MA 02458
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph Fernandez                Vice President            None
1717 Richbourg Park Drive
Brentwood, TN 37027

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark J. Ferro(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ronald H. Fielding(3)           Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric Fishel                     Vice President            None
3A Lawnwood Place, Apt. 1
Charlestown, MA 02129

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patrick W. Flynn (1)            Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John E. Forrest(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John ("J) Fortuna(2)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucio Giliberti                Vice President            None
6 Cyndi Court
Flemington, NJ 08822
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Raquel Granahan(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ralph Grant                     Senior Vice President     None
10 Boathouse Close
Mt. Pleasant, SC 29464

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael D. Guman                Vice President            None
3913 Pleasant Avenue
Allentown, PA 18103
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin J. Healy(2)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Clifford W. Heidinger           Vice President            None
111 Ipswich Road
Boxford, MA 01921

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Phillipe D. Hemery              Vice President            None
5 Duck Pond Lane
Ramsey, NJ 07446

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin Hennessey                 Vice President            None
10206 Emerald Woods Avenue
Orlando, FL 32836

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Elyse R. Jurman Herman          Vice President            None
3150 Equestrian Drive
Boca Raton, FL 33496

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wendy G. Hetson                 Vice President            None
4 Craig Street
Jericho, NY 11753
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William E. Hortz(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward Hrybenko(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew Humble                   Vice President            None
419 Phillips Avenue
Glen Ellyn, IL 60137

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian F. Husch(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Stephen Ilnitzki(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen T. Ives(1)             Vice President &          Assistant Secretary
                                Assistant Secretary

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Nivan Jaleeli                   Vice President            None
13622 E. Geronimo Road
Scottsdale, AZ 85259

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric K. Johnson(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark D. Johnson                 Vice President            None
15792 Scenic Green Court
Chesterfield, MO 63017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina J. Keller(2)         Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian G. Kelly                 Vice President            None
76 Daybreak Road
Southport, CT 06490

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Keogh(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Klassen(1)                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Klein                   Senior Vice President     None
4820 Fremont Avenue So.
Minneapolis, MN 55409
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Knott(1)                Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dean Kopperud(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brent A. Krantz                 Senior Vice President     None
P. O. Box 1313
Seahurst, WA 98062
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David T. Kuzia                  Vice President            None
19102 Miranda Circle
Omaha, NE 68130

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Lange(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul R. LeMire(2)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric J. Liberman(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Malissa Lischin(2)             Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James V. Loehle                Vice President            None
30 Wesley Hill Lane
Warwick, NY 10990
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Loncar(2)                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Montana Low                     Vice President            None
1636 N. Wells Street, Apt. 3411
Chicago, IL 60614

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig Lyman                     Vice President            None
7578 Massachusetts Pl
Rancho Cucamonga, CA 91730

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John J. Lynch                   Vice President            None
6325 Bryan Parkway
Dallas, TX 75214

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Malik                   Vice President            None
126 Bernard Street
San Francisco, CA 94109

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven C. Manns                 Vice President            None
1627 N. Hermitage Avenue
Chicago, IL 60622

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Todd A. Marion                  Vice President            None
24 Midland Avenue

Cold Spring Harbor, NY 11724
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
LuAnn Mascia(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Sandie Massaro(2)               Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Theresa-Marie Maynier           Vice President            None
2421 Charlotte Drive
Charlotte, NC 28203
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Anthony P. Mazzariello          Vice President            None
8 Fairway Road
Sewickley, PA 15143

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John C. McDonough               Vice President            None
3812 Leland Street
Chevy Chase, MD 20815
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kent C. McGowan                 Vice President            None
9510 190th Place SE
Edmonds, WA 98020

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig Meister                   Vice President            None
1880 Hemlock Circle
Abinston, PA 19001

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel Melehan                  Vice President            None
906 Bridgeport Court
San Marcos, CA 92069

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Mezzanotte                 Vice President            None
16 Cullen Way
Exeter, NH 03833

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Clint Modler(1)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Moser(2)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David W. Mountford              Vice President            None
7820 Banyan Terrace
Tamarac, FL 33321

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John V. Murphy(2)               Director                  President & Trustee

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wendy Jean Murray               Vice President            None
32 Carolin Road
Upper Montclair, NJ 07043
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina Nasta(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin P. Neznek(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bradford Norford                Vice President            None
2217 Ivan Street #911
Dallas, TX 75201

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Alan Panzer                     Vice President            None
6755 Ridge Mill Lane
Atlanta, GA 30328

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Perkes                Vice President            None
8734 Shady Shore Drive
Frisco, TX 75034
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles K. Pettit              Vice President            None
22 Fall Meadow Drive
Pittsford, NY 14534
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elaine Puleo-Carter(2)         Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Minnie Ra                      Vice President            None
100 Dolores Street, #203
Carmel, CA 93923
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dustin Raring                   Vice President            None
27 Blakemore Drive
Ladera Ranch, CA 92797

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael A. Raso                 Vice President            None
3 Vine Place
Larchmont, NY 10538

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Rath                    Vice President            None
46 Mt. Vernon Avenue
Alexandria, VA 22301

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Douglas Rentschler              Vice President            None
677 Middlesex Road
Grosse Pointe Park, MI 48230
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ruxandra Risko(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David R. Robertson(2)           Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ian Roche                       Vice President            None
7070 Bramshill Circle
Bainbridge, OH 44023

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kenneth A. Rosenson             Vice President            None
24753 Vantage Pt. Terrace
Malibu, CA 90265

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James H. Ruff(2)                President & Director      None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Matthew Rutig                   Vice President            None
199 North Street
Ridgefield, CT 06877

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William R. Rylander             Vice President            None
85 Evergreen Road
Vernon, CT 06066
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Sabow                    Vice President            None
6617 Southcrest Drive
Edina, MN 55435

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Saunders                   Vice President            None
911 North Orange Avenue #401
Orlando, FL 32801

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill E. Schmitt (Crockett)(2)   Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill Schmitt                    Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Schmitt(2)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William Schories(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric Sharp                      Vice President            None
862 McNeill Circle
Woodland, CA 95695
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Debbie A. Simon                 Vice President            None
1 W. Superior Street, Apt. 4101
Chicago, IL 60610

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Douglas Bruce Smith             Vice President            None
8927 35th Street W.
University Place, WA 98466

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Spensley                   Vice President            None
12863 Tradd Street, Apt. 1D
Carmel, IN 46032

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven Stablein                 Vice President            None
2131 Dunnigan NE
Grand Rapids, MI 49525

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bryan Stein                     Vice President            None
5897 NW 120th Terrace
Coral Springs, FL 33076

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Stoma(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Wayne Strauss(3)                Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian C. Summe                  Vice President            None
2479 Legends Way
Crestview Hills, KY 41017

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Sussman(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George T. Sweeney               Senior Vice President     None
5 Smoke House Lane
Hummelstown, PA 17036
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Taylor(2)                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martin Telles(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David G. Thomas                 Vice President            None
16628 Elk Run Court
Leesburg, VA 20176

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Barrie L. Tiedemann             Vice President            None
2592 S. Belvoir Blvd.
University Heights, OH 44118

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bryan K.Toma                    Vice President            None
7311 W. 145th Terrace
Overland Park, KS 66223

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Vandehey(1)                Vice President            Vice President and
                                                          Chief Compliance
                                                          Officer

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Vincent Vermette(2)             Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kenneth Lediard Ward            Vice President            None
1400 Cottonwood Valley Circle
N.
Irving, TX 75038

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Teresa Ward(2)                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael J. Weigner              Vice President            None
4905 W. San Nicholas Street
Tampa, FL 33629
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donn Weise                      Vice President            None
3249 Earlmar Drive
Los Angeles, CA 90064
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Chris Werner(2)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine White(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Wilson(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donna Winn(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Philip Witkower(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cary Patrick Wozniak            Vice President            None
18808 Bravata Court
San Diego, CA 92128
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Charles Young              Vice President            None
3914 Southwestern
Houston, TX 77005

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill Zachman(2)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Zack(2)               General Counsel &         Secretary
                                Director
---------------------------------------------------------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924

(2)Two World Financial  Center,  225 Liberty Street,  11th Floor, New York, NY
10281-1008

(3)350 Linden Oaks, Rochester, NY 14623

(c)   Not applicable.

Item 27. Location of Accounts and Records
-----------------------------------------

The  accounts,  books  and  other  documents  required  to  be  maintained  by
Registrant  pursuant to Section  31(a) of the  Investment  Company Act of 1940
and rules  promulgated  thereunder are in the possession of  OppenheimerFunds,
Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112.

Item 28. Management Services
----------------------------

Not applicable

Item 29. Undertakings
---------------------

Not applicable.

                                  SIGNATURES

Pursuant  to  the  requirements  of the  Securities  Act of  1933  and/or  the
Investment  Company Act of 1940,  the  Registrant  certifies that it meets all the requirements for effectiveness of this Registration  Statement pursuant to
Rule  485(b)  under  the  Securities  Act of 1933  and has  duly  caused  this
Registration  Statement  to be  signed  on  its  behalf  by  the  undersigned, thereunto  duly  authorized,  in the City of New York and State of New York on
the 27th day of September, 2004.

                                    OPPENHEIMER MONEY MARKET FUND, INC.

                                    By: /s/ John V. Murphy*

                                    ----------------------------------------------
                                    John V. Murphy, President,
                                    Principal Executive Officer & Director

Pursuant to the requirements of the Securities Act of 1933, this  Registration
Statement has been signed below by the following  persons in the capacities on the dates indicated:

Signatures                          Title                   Date
----------                          -----                   ----

/s/ Clayton K. Yeutter*      Chairman of the

---------------------------  Board of Directors       September 27, 2004
Clayton K.Yeutter

/s/ Donald W. Spiro*         Vice Chairman of the     September 27, 2004
-------------------------    Board and Directors
Donald W. Spiro

/s/ John V. Murphy*          President, Principal

--------------------------   Executive Officer        September 27, 2004
John V. Murphy               & Director

/s/ Brian W. Wixted*         Treasurer, Principal     September 27, 2004
-------------------------    Financial and
Brian W. Wixted              Accounting Officer

/s/ Robert G. Galli*         Director                 September 27, 2004

--------------------
Robert G. Galli

/s/ Phillip A. Griffiths*    Director                 September 27, 2004

----------------------
Phillip A. Griffiths

/s/ Mary F. Miller*          Director                 September 27, 2004

------------------------------------------------------------------------------

Mary F. Miller

/s/ Joel W. Motley*          Director                 September 27, 2004

--------------------
Joel W. Motley

/s/ Kenneth A. Randall*      Director                 September 27, 2004

-------------------------
Kenneth A. Randall

/s/ Edward V. Regan*         Director                 September 27, 2004

-----------------------
Edward V. Regan

/s/ Russell S. Reynolds, Jr.*                                   Director
September 27, 2004

----------------------------
Russell S. Reynolds, Jr.

*By: /s/ Robert G. Zack
    -----------------------------------------
    Robert G. Zack, Attorney-in-Fact

                     OPPENHEIMER MONEY MARKET FUND, INC.

                         Post-Effective Amendment No.

                      Registration Statement No. 2-49887

                                EXHIBIT INDEX
                                -------------

Exhibit No.       Description
-----------       -----------

22(j)             Independent Auditors' Consent